UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21855

HealthSharesTM, Inc.
(Exact name of registrant as specified in charter)

420 Lexington Avenue, Suite 2550 New York, New York			10170
(Address of principal executive offices)			(Zip code)

William J. Kridel, Jr. HealthShares™, Inc. 420 Lexington Avenue Suite 2626 New York, New York 10170
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 867-7400

Date of fiscal year end:	September 30, 2007

Date of reporting period:	September 30, 2007

Item 1. Report to Stockholders.

The Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

September 30, 2007

ANNUAL REPORT

HealthSharesTM Autoimmune-Inflammation Exchange-Traded Fund

HealthSharesTM Cancer Exchange-Traded Fund

HealthSharesTM Cardio Devices Exchange-Traded Fund

HealthSharesTM Cardiology Exchange-Traded Fund

HealthSharesTM Dermatology and Wound Care Exchange-Traded Fund

HealthSharesTM Diagnostics Exchange-Traded Fund

HealthSharesTM Emerging Cancer Exchange-Traded Fund

HealthSharesTM Enabling Technologies Exchange-Traded Fund

HealthSharesTM European Drugs Exchange-Traded Fund

HealthSharesTM European Medical Products and Devices Exchange-Traded Fund

HealthSharesTM GI/Gender Health Exchange-Traded Fund

HealthSharesTM Infectious Disease Exchange-Traded Fund

HealthSharesTM Metabolic-Endocrine Disorders Exchange-Traded Fund

HealthSharesTM Neuroscience Exchange-Traded Fund

HealthSharesTM Ophthalmology Exchange-Traded Fund

HealthSharesTM Orthopedic Repair Exchange-Traded Fund

HealthSharesTM Patient Care Services Exchange-Traded Fund

HealthSharesTM Respiratory/Pulmonary Exchange-Traded Fund

HealthSharesTM Composite Exchange-Traded Fund

HealthSharesTM, Inc.

TABLE OF CONTENTS

Shareholder Letter	1

Management's Discussion on Fund Performance	2

Fund Performance Overview

HealthSharesTM Autoimmune-Inflammation Exchange-Traded Fund	5

HealthSharesTM Cancer Exchange-Traded Fund	6

HealthSharesTM Cardio Devices Exchange-Traded Fund	7

HealthSharesTM Cardiology Exchange-Traded Fund	8

HealthSharesTM Dermatology and Wound Care Exchange-Traded Fund	9

HealthSharesTM Diagnostics Exchange-Traded Fund	10

HealthSharesTM Emerging Cancer Exchange-Traded Fund	11

HealthSharesTM Enabling Technologies Exchange-Traded Fund	12

HealthSharesTM European Drugs Exchange-Traded Fund	13

HealthSharesTM European Medical Products and Devices Exchange-Traded Fund	14

HealthSharesTM GI/Gender Health Exchange-Traded Fund	15

HealthSharesTM Infectious Disease Exchange-Traded Fund	16

HealthSharesTM Metabolic-Endocrine Disorders Exchange-Traded Fund	17

HealthSharesTM Neuroscience Exchange-Traded Fund	18

HealthSharesTM Ophthalmology Exchange-Traded Fund	19

HealthSharesTM Orthopedic Repair Exchange-Traded Fund	20

HealthSharesTM Patient Care Services Exchange-Traded Fund	21

HealthSharesTM Respiratory/Pulmonary Exchange-Traded Fund	22

HealthSharesTM Composite Exchange-Traded Fund	23

Fees and Expenses	24

Portfolio of Investments

HealthSharesTM Autoimmune-Inflammation Exchange-Traded Fund	27

HealthSharesTM Cancer Exchange-Traded Fund	28

HealthSharesTM Cardio Devices Exchange-Traded Fund	29

HealthSharesTM Cardiology Exchange-Traded Fund	30

HealthSharesTM Dermatology and Wound Care Exchange-Traded Fund	31

HealthSharesTM Diagnostics Exchange-Traded Fund	32

HealthSharesTM Emerging Cancer Exchange-Traded Fund	33

HealthSharesTM Enabling Technologies Exchange-Traded Fund	34

HealthSharesTM European Drugs Exchange-Traded Fund	35

HealthSharesTM European Medical Products and Devices Exchange-Traded Fund	36

HealthSharesTM GI/Gender Health Exchange-Traded Fund	37

HealthSharesTM Infectious Disease Exchange-Traded Fund	38

HealthSharesTM Metabolic-Endocrine Disorders Exchange-Traded Fund	39

HealthSharesTM Neuroscience Exchange-Traded Fund	40

HealthSharesTM Ophthalmology Exchange-Traded Fund	41

HealthSharesTM Orthopedic Repair Exchange-Traded Fund	42

HealthSharesTM Patient Care Services Exchange-Traded Fund	43

HealthSharesTM Respiratory/Pulmonary Exchange-Traded Fund	44

HealthSharesTM Composite Exchange-Traded Fund	45

Statements of Assets and Liabilities	48

Statements of Operations	52

Statements of Changes in Net Assets	56

Financial Highlights	60

Notes to Financial Statements	64

Report of Independent Registered Public Accounting Firm	73

Frequency Distribution of Discounts & Premiums (Unaudited)	74

Officers and Directors (Unaudited)	78

Additional Information (Unaudited)	80

TO OUR SHAREHOLDERS:

Just eight months after the launch of the first HealthShares exchange-traded fund (ETF) on the New York Stock Exchange, the Board and Management of the Funds are pleased to present the highlights of the first fiscal year ended September 30, 2007. Our family of healthcare ETFs—now 19 strong—provides an alternative to traditional means of investing in the healthcare sector. HealthShares vertical investing concept provides focused exposure to industry subsectors divided by therapeutic categories, healthcare services, life sciences, technology and diagnostics. In addition, we have created ETFs that provide exposure to companies that develop European drugs, as well as European medical products and devices.

We draw your attention to some highlights since we last reported to our shareholders:

•  We expanded our initial offering with new ETF launches that included the HealthShares European Medical Products and Devices ETF (NYSE: HHT), which launched June 1, and HealthShares European Drugs ETF (NYSE: HRJ), which launched April 3;

•  The Philadelphia Stock Exchange began trading options on the HealthShares Diagnostics ETF (HHD) and HealthShares Emerging Cancer ETF (HHJ);

•  Since HHD's launch on January 23, it has been the most active HealthShares ETF, trading 1.5 million shares from launch through the end of September;

•  XShares Advisors received an exemptive order on June 29, 2007 from the U.S. Securities and Exchange Commission that permits mutual funds investing in HealthShares ETFs to exceed the investment limits of section 12(d)1 of the Investment Company Act of 1940, thereby allowing larger investments by institutional investors; and

•  Over the three months ending September 2007, HealthShares' assets have increased by nearly 30%.

•  HealthShares ETFs transferred to the NYSE Arca trading platform on October 26, in accordance with NYSE Euronext requirement to transfer of all ETFs to the NYSE Arca LMM platform

From an investor's perspective, the challenges facing the healthcare industry present opportunities in the capital markets. Our ETFs offer investors access to some of the most advanced medical therapies, diagnostics and services in the complex and rapidly changing healthcare sector. We believe that these expanding and differentiated investment opportunities, and the launch of new ETFs with specialized business or geographic focus, will contribute to an increase in assets for HealthShares ETFs in the coming year.

We look forward to a bright 2008 and thank you for your continued support.

Very Truly Yours,

William J. Kridel, Jr.
Chairman

HealthSharesTM, Inc.

MANAGEMENT'S DISCUSSION ON FUND PERFORMANCE

We are pleased to provide this performance summary of the HealthShares family of ETFs for the fiscal period ended September 30, 2007.

HealthShares ETFs provide focused exposure to industry subsectors that offer investors easy access to market segments previously difficult to enter. Based on the XShares Group proprietary concept of vertical investing and on some select business or geographic themes, this family of ETFs allows investors to invest in markets with higher risk/reward profiles than other ETFs currently available. Whereas other healthcare-focused funds are market-capitalization weighted—generally resulting in a concentration in a small group of well-known, large-cap names—HealthShares ETFs focus on small and mid-cap stocks utilizing a modified, equal-dollar weighted methodology providing investors diverse exposure to some of the most innovative publicly traded companies in the complex and rapidly changing healthcare sector. The methodology underlying each Index ensures that each HealthShares ETF will hold those companies that are in the forefront of diagnostic, technology, patient services and therapeutic breakthroughs.

The 19 HealthShares ETFs introduced this year consist of sixteen domestic and two European-based funds, plus one composite fund. These ETFs divide the healthcare market into subsectors (e.g., therapeutics, methods, business activity) or geography, thereby providing investors—large and small, institutional and individual—with focused investment tools. HealthShares ETFs are crafted to behave very differently from each other as well as from other healthcare ETFs currently in the market, which means they are uncorrelated with most other healthcare investments. As a result, adding a HealthShares ETF to a portfolio provides instant diversification (please see correlation chart on page 4). HealthShares ETFs are designed for investors who want to take advantage—either long or short—of the different economic utilities within each healthcare subsector, activity or geographic location.

HealthShares ETFs effectively create the beginnings of a capital market infrastructure for an industry that is 16% of the U.S. economy. Hence, an insurance company, for example, that sells long-term care insurance has no single market in which it can buy a long-term option on a portfolio of nursing home and assisted living companies. Such a portfolio—which is now available in the HealthShares Patient Care Services (HHB)—could be used as a hedge against future cost increases. For individual investors, HHB can be used as a financial tool to manage the cost of the insurance. By viewing HealthShares ETFs as capital market tools, investors can participate in an investment vehicle with the potential to boost returns while mitigating a wide range of risks found in single stock investment.

CUMULATIVE RETURNS SINCE FUND INCEPTION

HealthSharesTM Exchange-Traded Funds	Inception Date	Total Return Based on NAV	Total Return Based on Market Price
Autoimmune-Inflammation (HHA)	3/12/07	-9.06%	-9.05%
Cancer (HHK)	3/12/07	16.77%	17.61%
Cardio Devices (HHE)	1/23/07	6.30%	6.26%
Cardiology (HRD)	3/12/07	-6.92%	-6.36%
Dermatology & Wound Care (HRW)	4/18/07	-5.87%	-6.01%
Diagnostics (HHD)	1/23/07	29.10%	29.56%
Emerging Cancer (HHJ)	1/23/07	-13.23%	-13.24%
Enabling Technologies (HHV)	1/23/07	22.39%	23.11%
European Drugs (HRJ)	4/3/07	4.31%	5.41%
European Medical Products & Devices (HHT)	6/1/07	-4.95%	-4.87%
GI/Gender Health (HHU)	3/12/07	-5.06%	-4.12%
Infectious Disease (HHG)	4/3/07	-14.44%	-13.41%
Metabolic-Endocrine Disorders (HHM)	3/12/07	-6.27%	-5.91%
Neuroscience (HHN)	3/12/07	-14.12%	-14.09%
Ophthalmology (HHZ)	3/12/07	-5.55%	-5.66%
Orthopedic Repair (HHP)	7/13/07	4.60%	4.61%
Patient Care Services (HHB)	1/23/07	2.19%	1.87%
Respiratory/Pulmonary (HHR)	3/12/07	2.18%	2.79%
Composite (HHQ)	3/12/07	9.90%	11.28%

HealthSharesTM, Inc.

MANAGEMENT'S DISCUSSION ON FUND PERFORMANCE

The preceding performance information is provided for comparative purposes and represents the period noted. The Fund's net asset value per share ("NAV") is calculated by dividing the value of the Fund's total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the New York Stock Exchange ("NYSE") of a share of the Fund from inception through September 30, 2007. The price used to calculate market price returns is the mid-point of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively.

The S&P 500 Healthcare Sector Index is a market capitalization-weighted index comprised of companies in the S&P 500 Index classified as healthcare companies by the Global Industry Classification Standards (GICS). The S&P 500 is Standard & Poor's composite market capitalization index of 500 companies. The Nasdaq 100 Index includes 100 of the largest domestic and international non-financial securities listed on The Nasdaq Stock Market based on market capitalization. The Russell 2000 Index measures the performance of the smallest 2,000 companies in the Russell 3000. The MSCI EAFE Index includes 85% of the market capitalization of the equity markets of Europe, Australia, and the Far East. The MSCI Emerging Markets Index is a float-adjusted market-capitalization index designed to measure equity market performance in global emerging markets. The Lehman Aggregate Bond Index is a broad-based market-capitalization-weighted index comprised of most investment grade bonds traded in the U.S.

Each subsector, or therapeutic area (such as cancer or autoimmune diseases or diagnostics), lends itself to discrete quantitative analysis, something research analysts have been doing for decades. The 19 HealthShares ETFs have all performed differently since their respective launches, some besting various healthcare and broad-market benchmarks, while others have underperformed. Unlike ETFs that track traditional market-capitalization weighted indexes, the HealthShares ETFs track modified, equal-dollar weighted indexes, which is a portfolio design that allows the outperforming stocks to remain in the fund during their upward momentum.

A stellar performer from launch through September 30, 2007 was the HealthShares Diagnostics (HHD), up 29.1% for the period (please see page 10 for a full performance discussion), outperforming most of the approximately 550 ETFs currently trading in the market. Conversely, the HealthShares Infectious Disease (HHG) was down 14.4% from its launch through September 30, 2007 (please see page 16 for a full performance discussion), making it one of the lower performing ETFs.

For the nine months ended September 30, 2007, most markets were in positive territory. Witness the performance of some well-known market measures: The S&P 500 was up 9.1%, while the Nasdaq 100, Russell 2000, MSCI EAFE and Emerging Markets indexes were up 19.3%, 3.3%, 13.1%, and 30.9% respectively. Similarly, gold was up 16.5% and the Lehman Aggregate returned 3.5% for the same period. The S&P 500 Healthcare Sector Index returned 5.9% for the same period. Please see the table on the opposite page for a HealthShares performance snapshot.

This report details the performance of each ETF in the HealthShares family from its respective launch through September 30, 2007. NAV as well as market performance are disclosed on the following Performance Summary pages and each ETF is compared with an appropriate benchmark—all of which attempts to present the investor with a readily accessible and easily understood discussion. And as always, past performance is no guarantee of future results. For more recent performance information, please visit www.healthsharesinc.com.

HealthSharesTM, Inc.

MANAGEMENT'S DISCUSSION ON FUND PERFORMANCE

CORRELATIONS FROM INDEX INCEPTION TO SEPTEMBER 30, 20071

Underlying Index	Autoimmune-Inflammation	Cancer	Cardio Devices	Cardiology	Dermatology & Wound Care	Diagnostics	Emerging Cancer	Enabling Technologies	European Drugs	Euro.Med. Prod. & Devices	GI/Gender Heatlh	Infectious Disease	Meta.-Endo. Disorders	Neuroscience	Ophthalmology	Orthopedic Repair	Patient Care Services	Respiratory/ Pulmonary	Composite	S&P 500 Healthcare Sector	S&P 500
Autoimmune-Inflammation	1.00
Cancer	0.70	1.00
Cardio Devices	0.64	0.63	1.00
Cardiology	0.64	0.63	0.55	1.00
Dermatology & Wound Care	0.65	0.61	0.55	0.58	1.00
Diagnostics	0.62	0.64	0.72	0.54	0.58	1.00
Emerging Cancer	0.40	0.42	0.31	0.42	0.36	0.33	1.00
Enabling Technologies	0.65	0.65	0.68	0.62	0.58	0.71	0.37	1.00
European Drugs	0.60	0.42	0.37	0.44	0.58	0.36	0.23	0.44	1.00
Euro. Med. Products & Devices	0.41	0.26	0.25	0.33	0.44	0.18	0.18	0.32	0.77	1.00
GI/Gender Health	0.72	0.70	0.66	0.65	0.67	0.65	0.45	0.69	0.48	0.33	1.00
Infectious Disease	0.77	0.74	0.70	0.68	0.70	0.67	0.44	0.73	0.57	0.41	0.75	1.00
Metabolic-Endocrine Disorders	0.73	0.69	0.66	0.66	0.64	0.62	0.45	0.69	0.51	0.33	0.70	0.78	1.00
Neuroscience	0.60	0.51	0.45	0.53	0.56	0.50	0.29	0.53	0.48	0.33	0.63	0.59	0.51	1.00
Ophthalmology	0.61	0.65	0.61	0.52	0.56	0.57	0.37	0.62	0.51	0.40	0.64	0.66	0.62	0.51	1.00
Orthopedic Repair	0.44	0.46	0.46	0.37	0.50	0.54	0.19	0.37	0.38	0.25	0.47	0.43	0.49	0.34	0.45	1.00
Patient Care Services	0.61	0.59	0.58	0.48	0.57	0.66	0.36	0.61	0.42	0.26	0.62	0.64	0.58	0.49	0.55	0.41	1.00
Respiratory/Pulmonary	0.64	0.58	0.50	0.67	0.57	0.45	0.37	0.52	0.56	0.44	0.60	0.69	0.70	0.48	0.47	0.36	0.46	1.00
Composite	0.77	0.79	0.73	0.75	0.71	0.76	0.44	0.76	0.60	0.41	0.78	0.84	0.79	0.69	0.73	0.53	0.73	0.70	1.00
S&P 500 Healthcare Sector	0.46	0.50	0.40	0.32	0.42	0.39	0.27	0.37	0.38	0.24	0.41	0.39	0.42	0.25	0.41	0.56	0.35	0.38	0.45	1.00
S&P 500	0.47	0.44	0.41	0.33	0.43	0.38	0.24	0.35	0.43	0.31	0.42	0.39	0.43	0.25	0.40	0.64	0.30	0.39	0.44	0.86	1.00

1 Index inception date: 9/22/06

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the fund's performance is negatively affected by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in fund shares or that a shareholder would pay on fund distributions. Total returns for a period of less than one year have not been annualized.

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.healthsharesinc.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost.

Correlation measures how strong the relationship is between two asset classes. A correlation of 1.0 means that the two move in perfect tandem with each other. A correlation of zero means that the relationship between them is totally random. A negative correlation, unusual in the investing world, means that they move in opposite directions.

PERFORMANCE SUMMARY

HealthSharesTM Autoimmune-Inflammation Exchange-Traded Fund (HHA)

The HealthSharesTM Autoimmune-Inflammation Exchange-Traded Fund commenced investment operations on March 12, 2007, and seeks to track the performance, before fees and expenses, of the HealthSharesTM Autoimmune-Inflammation Index.

The Autoimmune-Inflammation Index is an index of U.S. and foreign equity securities of healthcare, life sciences and/or biotechnology companies that have been identified as "autoimmune-inflammation" companies. An Autoimmune-Inflammation company is a company engaged in the research, clinical development and/or commercialization of therapeutic agents for the treatment of inflammatory diseases such as osteoarthritis and autoimmune disorders including, but not limited to, rheumatoid arthritis, allergies, multiple sclerosis, psoriasis and lupus.

The HealthSharesTM Autoimmune-Inflammation Exchange-Traded Fund (HHA) returned -9.06% in the period from inception to 9/30/07, while the S&P 500 Healthcare Sector Index returned 5.71%. During the period, Biotechnology was the largest detractor from fund performance, contributing -6.48%, partially offset by a positive contribution from Pharmaceuticals. On an individual security basis, Immunomedics, Inc. contributed the least, -4.33%, with a return of -48.42%. Elan Corp. PLC ADR (Ireland) provided the highest positive contribution, adding 3.25% on a return of 67.52%.

Performance as of 9/30/07

Cumulative Total Return
	Net Asset Value	Market Price	HealthSharesTM Autoimmune- Inflammation Index	S&P 500 Healthcare Sector Index
Since Inception[1]	-9.06%	-9.05%	-8.39%	5.71%

1 Total returns are calculated based on the commencement of trading, 3/12/07.

The preceding performance chart is provided for comparative purposes and represents the period noted. The Fund's net asset value per share ("NAV") is calculated by dividing the value of the Fund's total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the New York Stock Exchange ("NYSE") of a share of the Fund from inception through September 30, 2007. The price used to calculate market price returns is the mid-point of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The S&P 500 Healthcare Sector Index is a market capitalization-weighted index comprised of companies in the S&P 500 Index classified as Healthcare companies by Global Industry Classification Standards (GICS).

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Total returns for a period less than one year have not been annualized.

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.healthsharesinc.com. Investment in the Fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio is 1.09%; the net expense ratio is 0.75%. The Advisor has agreed to cap its fees at 0.75% until 1/31/09.

Industry Breakdown 9/30/07*

*Industry weightings are expressed as a percentage of total investments and may change over time.

The industry classifications used above are based on company classifications under Global Industry Classification Standards (GICS). These classifications may be different from the classification of the company within the Underlying HealthShares Indexes, which classifications are determined in accordance with the Index Methodology as described in the Fund's prospectus.

Growth of a $10,000 Investment in HHA as of 9/30/07

Based on Net Asset Value2

2 From commencement of trading, 3/12/07.

Top Ten Holdings[3] as of 9/30/07
Description	Shares	Market Value	% of Net Assets
Genmab A/S (Denmark)	3,341	$207,165	8.9%
Elan Corp. PLC ADR (Ireland)	8,676	182,543	7.9%
Watson Pharmaceuticals, Inc.	4,679	151,600	6.5%
Aspreva Pharmaceuticals Corp.	6,337	130,035	5.6%
Vertex Pharmaceuticals, Inc.	3,077	118,188	5.1%
Immunomedics, Inc.	50,364	115,334	5.0%
Dynavax Technologies Corp.	25,666	110,107	4.7%
Human Genome Sciences, Inc.	10,449	107,520	4.6%
XOMA Ltd.	30,760	104,892	4.5%
PDL BioPharma, Inc.	4,560	98,542	4.2%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular company. For a complete list of holdings go to www.healthsharesinc.com.

PERFORMANCE SUMMARY

HealthSharesTM Cancer Exchange-Traded Fund (HHK)

The HealthSharesTM Cancer Exchange-Traded Fund commenced investment operations on March 12, 2007, and seeks to track the performance, before fees and expenses, of the HealthSharesTM Cancer Index.

The Cancer Index is an index of U.S. and foreign equity securities of healthcare, life sciences and/or biotechnology companies that have been identified as "cancer" companies. A Cancer company is a company engaged in the research, clinical development and/or commercialization of therapeutic agents for the treatment of a wide variety of cancers. Companies in this index generally include those with substantial revenues and significant research and development programs.

The HealthSharesTM Cancer Exchange-Traded Fund (HHK) returned 16.77% in the period from inception to 9/30/07, while the S&P 500 Healthcare Sector Index returned 5.71%. During the period, Biotechnology, representing an average weighting of 80.77% of the fund, contributed the most to fund performance, adding 14.98%, while Life Sciences Tools & Services added the least. On an individual security basis, Onyx Pharmaceuticals, Inc. provided the highest positive contribution, adding 6.69% on a return of 66.68%. Telik, Inc. contributed the least, -1.76%, with a return of -38.99%.

Performance as of 9/30/07

Cumulative Total Return
	Net Asset Value	Market Price	HealthSharesTM Cancer Index	S&P 500 Healthcare Sector Index
Since Inception[1]	16.77%	17.61%	17.46%	5.71%

1 Total returns are calculated based on the commencement of trading, 3/12/07.

The preceding performance chart is provided for comparative purposes and represents the period noted. The Fund's net asset value per share ("NAV") is calculated by dividing the value of the Fund's total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the New York Stock Exchange ("NYSE") of a share of the Fund from inception through September 30, 2007. The price used to calculate market price returns is the mid-point of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The S&P 500 Healthcare Sector Index is a market capitalization-weighted index comprised of companies in the S&P 500 Index classified as Healthcare companies by Global Industry Classification Standards (GICS).

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Total returns for a period less than one year have not been annualized.

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.healthsharesinc.com. Investment in the Fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio is 1.09%; the net expense ratio is 0.75%. The Advisor has agreed to cap its fees at 0.75% until 1/31/09.

Industry Breakdown 9/30/07*

*Industry weightings are expressed as a percentage of total investments and may change over time.

The industry classifications used above are based on company classifications under Global Industry Classification Standards (GICS). These classifications may be different from the classification of the company within the Underlying HealthShares Indexes, which classifications are determined in accordance with the Index Methodology as described in the Fund's prospectus.

Growth of a $10,000 Investment in HHK as of 9/30/07

Based on Net Asset Value2

2 From commencement of trading, 3/12/07.

Top Ten Holdings[3] as of 9/30/07
Description	Shares	Market Value	% of Net Assets
Onyx Pharmaceuticals, Inc.	8,691	$378,232	12.7%
Pharmion Corp.	4,010	185,021	6.2%
United Therapeutics Corp.	2,533	168,546	5.7%
ImClone Systems, Inc.	3,659	151,263	5.1%
Isis Pharmaceuticals, Inc.	9,794	146,616	4.9%
Vertex Pharmaceuticals, Inc.	3,696	141,963	4.8%
Seattle Genetics, Inc.	11,949	134,307	4.5%
Millennium Pharmaceuticals, Inc.	13,195	133,929	4.5%
Shire PLC ADR (United Kingdom)	1,771	131,018	4.4%
Hospira, Inc.	3,114	129,075	4.3%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular company. For a complete list of holdings go to www.healthsharesinc.com.

PERFORMANCE SUMMARY

HealthSharesTM Cardio Devices Exchange-Traded Fund (HHE)

The HealthSharesTM Cardio Devices Exchange-Traded Fund commenced investment operations on January 23, 2007, and seeks to track the performance, before fees and expenses, of the HealthSharesTM Cardio Devices Index.

The Cardio Devices Index is an index of U.S. and foreign equity securities of medical equipment companies that have been identified as "cardio devices" companies. A Cardio Devices company is a company engaged in the manufacturing, distribution and/or commercialization of medical devices for the treatment of cardiac, vascular and endovascular disorders and diseases including, but not limited to, stents, valves, patches, pumps, defibrillators, pacemakers, sutures and sensors/chips.

The HealthSharesTM Cardio Devices Exchange-Traded Fund (HHE) returned 6.30% in the period from inception to 9/30/07, while the S&P 500 Healthcare Sector Index returned 3.42%. During the period, Health Care Equipment and Supplies representing an average weighting of 90.32% contributed 3.92% to the fund's performance. On an individual security basis, Kyphon, Inc. provided the highest positive contribution, adding 3.23% on a return of 61.63%. NMT Medical, Inc. contributed the least, -1.81%, with a return of -41.65%.

Performance as of 9/30/07

Cumulative Total Return
	Net Asset Value	Market Price	HealthSharesTM Cardio Devices Index	S&P 500 Healthcare Sector Index
Since Inception[1]	6.30%	6.26%	6.92%	3.42%

1 Total returns are calculated based on the commencement of trading, 1/23/07.

The preceding performance chart is provided for comparative purposes and represents the period noted. The Fund's net asset value per share ("NAV") is calculated by dividing the value of the Fund's total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the New York Stock Exchange ("NYSE") of a share of the Fund from inception through September 30, 2007. The price used to calculate market price returns is the mid-point of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The S&P 500 Healthcare Sector Index is a market capitalization-weighted index comprised of companies in the S&P 500 Index classified as Healthcare companies by Global Industry Classification Standards (GICS).

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Total returns for a period less than one year have not been annualized.

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.healthsharesinc.com. Investment in the Fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio is 1.09%; the net expense ratio is 0.75%. The Advisor has agreed to cap its fees at 0.75% until 1/31/09.

Industry Breakdown 9/30/07*

*Industry weightings are expressed as a percentage of total investments and may change over time.

The industry classifications used above are based on company classifications under Global Industry Classification Standards (GICS). These classifications may be different from the classification of the company within the Underlying HealthShares Indexes, which classifications are determined in accordance with the Index Methodology as described in the Fund's prospectus.

Growth of a $10,000 Investment in HHE as of 9/30/07

Based on Net Asset Value2

2 From commencement of trading, 1/23/07.

Top Ten Holdings[3] as of 9/30/07
Description	Shares	Market Value	% of Net Assets
Kyphon, Inc.	5,863	$410,411	7.6%
Spectranetics Corp. (The)	27,012	364,123	6.8%
Atrion Corp.	2,639	329,875	6.1%
CryoLife, Inc.	34,600	326,970	6.1%
C.R. Bard, Inc.	3,269	288,293	5.4%
Foxhollow Technologies, Inc.	10,203	269,359	5.0%
Stereotaxis, Inc.	18,861	260,093	4.8%
Volcano Corp.	15,791	259,604	4.8%
Edwards Lifesciences Corp.	5,154	254,144	4.7%
St. Jude Medical, Inc.	5,348	235,686	4.4%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular company. For a complete list of holdings go to www.healthsharesinc.com.

PERFORMANCE SUMMARY

HealthSharesTM Cardiology Exchange-Traded Fund (HRD)

The HealthSharesTM Cardiology Exchange-Traded Fund commenced investment operations on March 12, 2007, and seeks to track the performance, before fees and expenses, of the HealthSharesTM Cardiology Index.

The Cardiology Index is an index of U.S. and foreign equity securities of healthcare, life sciences and/or biotechnology companies that have been identified as "cardiology" companies. A Cardiology company is a company engaged in the research, clinical development and/or commercialization of therapeutic agents for the treatment of cardiological indications including, but not limited to, atherosclerosis, coronary artery disease, congestive heart failure, stroke, hypertension, thrombosis and restenosis.

The HealthSharesTM Cardiology Exchange-Traded Fund (HRD) returned -6.92% in the period from inception to 9/30/07, while the S&P 500 Healthcare Sector Index returned 5.71%. During the period, Pharmaceuticals was the largest detractor from fund performance, contributing -6.60%, while Biotechnology contributed the most. On an individual security basis, Atherogenics, Inc. contributed the least, -5.20%, with a return of -82.23%. Alexion Pharmaceuticals, Inc. provided the highest positive contribution, adding 3.16% on a return of 73.73%.

Performance as of 9/30/07

Cumulative Total Return
	Net Asset Value	Market Price	HealthSharesTM Cardiology Index	S&P 500 Healthcare Sector Index
Since Inception[1]	-6.92%	-6.36%	-6.44%	5.71%

1 Total returns are calculated based on the commencement of trading, 3/12/07.

The preceding performance chart is provided for comparative purposes and represents the period noted. The Fund's net asset value per share ("NAV") is calculated by dividing the value of the Fund's total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the New York Stock Exchange ("NYSE") of a share of the Fund from inception through September 30, 2007. The price used to calculate market price returns is the mid-point of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The S&P 500 Healthcare Sector Index is a market capitalization-weighted index comprised of companies in the S&P 500 Index classified as Healthcare companies by Global Industry Classification Standards (GICS).

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Total returns for a period less than one year have not been annualized.

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.healthsharesinc.com. Investment in the Fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio is 1.09%; the net expense ratio is 0.75%. The Advisor has agreed to cap its fees at 0.75% until 1/31/09.

Industry Breakdown 9/30/07*

*Industry weightings are expressed as a percentage of total investments and may change over time.

The industry classifications used above are based on company classifications under Global Industry Classification Standards (GICS). These classifications may be different from the classification of the company within the Underlying HealthShares Indexes, which classifications are determined in accordance with the Index Methodology as described in the Fund's prospectus.

Growth of a $10,000 Investment in HRD as of 9/30/07

Based on Net Asset Value2

2 From commencement of trading, 3/12/07.

Top Ten Holdings[3] as of 9/30/07
Description	Shares	Market Value	% of Net Assets
Barr Pharmaceuticals, Inc.	4,424	$251,770	10.8%
Alexion Pharmaceuticals, Inc.	2,937	191,345	8.2%
Amylin Pharmaceuticals, Inc.	3,041	152,050	6.5%
Biovail Corp. (Canada)	7,516	130,553	5.6%
Millennium Pharmaceuticals, Inc.	12,155	123,373	5.3%
United Therapeutics Corp.	1,744	116,046	5.0%
Watson Pharmaceuticals, Inc.	3,545	114,858	4.9%
Human Genome Sciences, Inc.	10,700	110,103	4.7%
Angiotech Pharmaceuticals, Inc. (Canada)	17,159	107,587	4.6%
CV Therapeutics, Inc.	10,320	92,674	4.0%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular company. For a complete list of holdings go to www.healthsharesinc.com.

PERFORMANCE SUMMARY

HealthSharesTM Dermatology & Wound Care Exchange-Traded Fund (HRW)

The HealthSharesTM Dermatology & Wound Care Exchange-Traded Fund commenced investment operations on April 18, 2007, and seeks to track the performance, before fees and expenses, of the HealthSharesTM Dermatology & Wound Care Index.

The Dermatology & Wound Care Index is an index of U.S. and foreign equity securities of healthcare, life sciences and/or biotechnology companies that have been identified as "dermatology & wound care" companies. A Dermatology & Wound Care company is a company engaged in the research, clinical development and/or commercialization of therapeutic agents for the treatment of a wide variety of skin disorders by topical and systemic means.

The HealthSharesTM Dermatology and Wound Care Exchange-Traded Fund (HRW) returned -5.87% in the period from inception to 9/30/07, while the S&P 500 Healthcare Sector Index returned -1.00%. During the period, Health Care Equipment & Supplies, Biotechnology, and in particular, Pharmaceuticals, carrying an average weight of 51.93%, contributed to the fund's underperformance. On an individual security basis, SkyePharma PLC (United Kingdom) contributed the least, -1.61%, with a return of -34.64%. LifeCell Corp. provided the highest positive contribution, adding 2.66% on a return of 42.96%.

Performance as of 9/30/07

Cumulative Total Return
	Net Asset Value	Market Price	HealthSharesTM Dermatology & Wound Care Index	S&P 500 Healthcare Sector Index
Since Inception[1]	-5.87%	-6.01%	-5.35%	-1.00%

1 Total returns are calculated based on the commencement of trading, 4/18/07.

The preceding performance chart is provided for comparative purposes and represents the period noted. The Fund's net asset value per share ("NAV") is calculated by dividing the value of the Fund's total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the New York Stock Exchange ("NYSE") of a share of the Fund from inception through September 30, 2007. The price used to calculate market price returns is the mid-point of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The S&P 500 Healthcare Sector Index is a market capitalization-weighted index comprised of companies in the S&P 500 Index classified as Healthcare companies by Global Industry Classification Standards (GICS).

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Total returns for a period less than one year have not been annualized.

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.healthsharesinc.com. Investment in the Fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio is 1.09%; the net expense ratio is 0.75%. The Advisor has agreed to cap its fees at 0.75% until 1/31/09.

Industry Breakdown 9/30/07*

*Industry weightings are expressed as a percentage of total investments and may change over time.

The industry classifications used above are based on company classifications under Global Industry Classification Standards (GICS). These classifications may be different from the classification of the company within the Underlying HealthShares Indexes, which classifications are determined in accordance with the Index Methodology as described in the Fund's prospectus.

Growth of a $10,000 Investment in HRW as of 9/30/07

Based on Net Asset Value2

2 From commencement of trading, 4/18/07.

Top Ten Holdings[3] as of 9/30/07
Description	Shares	Market Value	% of Net Assets
LifeCell Corp.	5,489	$206,222	8.6%
Basilea Pharmaceutica AG (Switzerland)	894	203,182	8.5%
Perrigo Co.	8,115	173,255	7.2%
Bradley Pharmaceuticals, Inc.	7,832	142,542	6.0%
Mentor Corp.	2,910	134,005	5.6%
Sinclair Pharma PLC (United Kingdom)	67,485	116,867	4.9%
Integra LifeSciences Holdings Corp.	2,308	112,123	4.7%
Barrier Therapeutics, Inc.	18,444	111,402	4.7%
Smith & Nephew PLC ADR (United Kingdom)	1,804	110,477	4.6%
PhotoCure ASA (Norway)	11,118	106,623	4.5%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular company. For a complete list of holdings go to www.healthsharesinc.com.

PERFORMANCE SUMMARY

HealthSharesTM Diagnostics Exchange-Traded Fund (HHD)

The HealthSharesTM Diagnostics Exchange-Traded Fund commenced investment operations on January 23, 2007, and seeks to track the performance, before fees and expenses, of the HealthSharesTM Diagnostics Index.

The Diagnostics Index is an index of U.S. and foreign equity securities of life sciences or biotechnology companies that have been identified as "diagnostics" companies. A Diagnostics company is a company engaged in the identification of the existence and extent of a disease, the visual localization of a disease by way of imaging, the selection of therapeutic agents appropriate for the disease whereever possible and the monitoring of disease progression/therapeutic efficacy.

The HealthSharesTM Diagnostics Exchange-Traded Fund (HHD) returned 29.10% in the period from inception to 9/30/07, while the S&P 500 Healthcare Sector Index returned 3.42%. During the period, Health Care Equipment & Supplies, representing an average weighting of 74.14% of the fund, contributed the most to performance, adding 21.76%, while Health Care Providers & Services contributed the least. On an individual security basis, Meridian Bioscience, Inc. provided the highest positive contribution, adding 5.43% on a return of 61.40%. ResMed, Inc. contributed the least, -1.18%, with a return of -19.70%.

Performance as of 9/30/07

Cumulative Total Return
	Net Asset Value	Market Price	HealthSharesTM Diagnostics Index	S&P 500 Healthcare Sector Index
Since Inception[1]	29.10%	29.56%	29.69%	3.42%

1 Total returns are calculated based on the commencement of trading, 1/23/07.

The preceding performance chart is provided for comparative purposes and represents the period noted. The Fund's net asset value per share ("NAV") is calculated by dividing the value of the Fund's total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the New York Stock Exchange ("NYSE") of a share of the Fund from inception through September 30, 2007. The price used to calculate market price returns is the mid-point of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The S&P 500 Healthcare Sector Index is a market capitalization-weighted index comprised of companies in the S&P 500 Index classified as Healthcare companies by Global Industry Classification Standards (GICS).

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Total returns for a period less than one year have not been annualized.

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.healthsharesinc.com. Investment in the Fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio is 1.09%; the net expense ratio is 0.75%. The Advisor has agreed to cap its fees at 0.75% until 1/31/09.

Industry Breakdown 9/30/07*

*Industry weightings are expressed as a percentage of total investments and may change over time.

The industry classifications used above are based on company classifications under Global Industry Classification Standards (GICS). These classifications may be different from the classification of the company within the Underlying HealthShares Indexes, which classifications are determined in accordance with the Index Methodology as described in the Fund's prospectus.

Growth of a $10,000 Investment in HHD as of 9/30/07

Based on Net Asset Value2

2 From commencement of trading, 1/23/07.

Top Ten Holdings[3] as of 9/30/07
Description	Shares	Market Value	% of Net Assets
Meridian Bioscience, Inc.	112,073	$3,398,054	10.4%
Myriad Genetics, Inc.	43,262	2,256,113	6.9%
Quidel Corp.	104,652	2,046,993	6.3%
Hologic, Inc.	28,346	1,729,106	5.3%
Cytyc Corp.	35,269	1,680,568	5.2%
C.R. Bard, Inc.	18,480	1,629,751	5.0%
Dade Behring Holdings, Inc.	19,709	1,504,782	4.6%
IDEXX Laboratories, Inc.	13,384	1,466,753	4.5%
Merit Medical Systems, Inc.	110,764	1,437,717	4.4%
Techne Corp.	22,393	1,412,551	4.3%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular company. For a complete list of holdings go to www.healthsharesinc.com.

PERFORMANCE SUMMARY

HealthSharesTM Emerging Cancer Exchange-Traded Fund (HHJ)

The HealthSharesTM Emerging Cancer Exchange-Traded Fund commenced investment operations on January 23, 2007, and seeks to track the performance, before fees and expenses, of the HealthSharesTM Emerging Cancer Index.

The Emerging Cancer Index is an index of U.S. and foreign equity securities of pharmaceutical or biotechnology companies that have been identified as "emerging cancer" companies. An Emerging Cancer company is a company engaged in the research, clinical development and/or commercialization of therapeutic agents for a wide variety of cancers. Companies in this index generally include those with some level of revenues, or those on the verge of revenues with significant but focused research and development programs.

The HealthSharesTM Emerging Cancer Exchange-Traded Fund (HHJ) returned -13.23% in the period from inception to 9/30/07, while the S&P 500 Healthcare Sector Index returned 3.42%. During the period, Biotechnology, representing an average weighting of 94.72% of the fund, contributed -11.42% to fund performance. On an individual security basis, Hana Biosciences, Inc. contributed the least, -3.36%, with a return of -78.55%. Dendreon Corp. provided the highest positive contribution, adding 4.49% on a return of 80.09%.

Performance as of 9/30/07

Cumulative Total Return
	Net Asset Value	Market Price	HealthSharesTM Emerging Cancer Index	S&P 500 Healthcare Sector Index
Since Inception[1]	-13.23%	-13.24%	-11.63%	3.42%

1 Total returns are calculated based on the commencement of trading, 1/23/07.

The preceding performance chart is provided for comparative purposes and represents the period noted. The Fund's net asset value per share ("NAV") is calculated by dividing the value of the Fund's total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the New York Stock Exchange ("NYSE") of a share of the Fund from inception through September 30, 2007. The price used to calculate market price returns is the mid-point of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The S&P 500 Healthcare Sector Index is a market capitalization-weighted index comprised of companies in the S&P 500 Index classified as Healthcare companies by Global Industry Classification Standards (GICS).

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Total returns for a period less than one year have not been annualized.

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.healthsharesinc.com. Investment in the Fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio is 1.09%; the net expense ratio is 0.75%. The Advisor has agreed to cap its fees at 0.75% until 1/31/09.

Industry Breakdown 9/30/07*

*Industry weightings are expressed as a percentage of total investments and may change over time.

The industry classifications used above are based on company classifications under Global Industry Classification Standards (GICS). These classifications may be different from the classification of the company within the Underlying HealthShares Indexes, which classifications are determined in accordance with the Index Methodology as described in the Fund's prospectus.

Growth of a $10,000 Investment in HHJ as of 9/30/07

Based on Net Asset Value2

2 From commencement of trading, 1/23/07.

Top Ten Holdings[3] as of 9/30/07
Description	Shares	Market Value	% of Net Assets
Dendreon Corp.	63,775	$490,429	7.6%
GPC Biotech AG ADR (Germany)	33,911	411,001	6.4%
Array BioPharma, Inc.	36,553	410,490	6.4%
XOMA Ltd.	119,960	409,064	6.4%
Cell Genesys, Inc.	87,928	335,885	5.2%
ADVENTRX Pharmaceuticals, Inc.	127,508	327,696	5.1%
Æterna Zentaris, Inc. (Canada)	117,318	308,546	4.8%
GTx, Inc.	18,488	300,985	4.7%
QLT, Inc. (Canada)	52,091	296,398	4.6%
Coley Pharmaceutical Group, Inc.	92,689	291,043	4.5%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular company. For a complete list of holdings go to www.healthsharesinc.com.

PERFORMANCE SUMMARY

HealthSharesTM Enabling Technologies Exchange-Traded Fund (HHV)

The HealthSharesTM Enabling Technologies Exchange-Traded Fund commenced investment operations on January 23, 2007, and seeks to track the performance, before fees and expenses, of the HealthSharesTM Enabling Technologies Index.

The Enabling Technologies Index is an index of U.S. and foreign equity securities of healthcare, life sciences and/or biotechnology companies that have been identified as "enabling technologies" companies. An Enabling Technologies company is a company engaged in providing technology products and/or services that enable and support the discovery, clinical development and/or manufacturing activities of pharmaceutical and biotechnology companies including, but not limited to, genomics, proteomics, and high throughput screening.

The HealthSharesTM Enabling Technologies Exchange-Traded Fund (HHV) returned 22.39% in the period from inception to 9/30/07, while the S&P 500 Healthcare Sector Index returned 3.42%. During the period, Biotechnology and Life Sciences Tools & Services, representing an average weighting of 22.62% and 56.32% of the fund, contributed the most to fund performance, adding 12.25% and 11.26%, respectively. Chemicals was the only detractor from fund performance, contributing -1.01%. On an individual security basis, Sangamo BioSciences, Inc. provided the highest positive contribution, adding 7.49% on a return of 100.71%. Symyx Technologies, Inc. contributed the least, -2.56%, with a return of -54.74%.

Performance as of 9/30/07

Cumulative Total Return
	Net Asset Value	Market Price	HealthSharesTM Enabling Technologies Index	S&P 500 Healthcare Sector Index
Since Inception[1]	22.39%	22.37%	23.11%	3.42%

1 Total returns are calculated based on the commencement of trading, 1/23/07.

The preceding performance chart is provided for comparative purposes and represents the period noted. The Fund's net asset value per share ("NAV") is calculated by dividing the value of the Fund's total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the New York Stock Exchange ("NYSE") of a share of the Fund from inception through September 30, 2007. The price used to calculate market price returns is the mid-point of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The S&P 500 Healthcare Sector Index is a market capitalization-weighted index comprised of companies in the S&P 500 Index classified as Healthcare companies by Global Industry Classification Standards (GICS).

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Total returns for a period less than one year have not been annualized.

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.healthsharesinc.com. Investment in the Fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio is 1.09%; the net expense ratio is 0.75%. The Advisor has agreed to cap its fees at 0.75% until 1/31/09.

Industry Breakdown 9/30/07*

*Industry weightings are expressed as a percentage of total investments and may change over time.

The industry classifications used above are based on company classifications under Global Industry Classification Standards (GICS). These classifications may be different from the classification of the company within the Underlying HealthShares Indexes, which classifications are determined in accordance with the Index Methodology as described in the Fund's prospectus.

Growth of a $10,000 Investment in HHV as of 9/30/07

Based on Net Asset Value2

2 From commencement of trading, 1/23/07.

Top Ten Holdings[3] as of 9/30/07
Description	Shares	Market Value	% of Net Assets
Sangamo BioSciences, Inc.	76,122	$1,074,082	11.4%
Illumina, Inc.	17,009	882,426	9.4%
Cepheid, Inc.	28,178	642,458	6.8%
Invitrogen Corp.	6,038	493,486	5.3%
Sigma-Aldrich Corp.	10,070	490,812	5.2%
PerkinElmer, Inc.	15,724	459,298	4.9%
Millennium Pharmaceuticals, Inc.	39,618	402,123	4.3%
Accelrys, Inc.	53,909	369,277	3.9%
Pall Corp.	9,114	354,535	3.8%
Beckman Coulter, Inc.	4,668	344,312	3.7%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular company. For a complete list of holdings go to www.healthsharesinc.com.

PERFORMANCE SUMMARY

HealthSharesTM European Drugs Exchange-Traded Fund (HRJ)

The HealthSharesTM European Drugs Exchange-Traded Fund commenced investment operations on April 3, 2007, and seeks to track the performance, before fees and expenses, of the HealthSharesTM European Drugs Index.

The European Drugs Index is an index of foreign equity securities of healthcare, life sciences and/or biotechnology companies that have been identified as "European drug" companies. A European Drugs company is headquartered in Europe, quoted on at least one European Stock Exchange and is engaged in the research, clinical development, manufacturing and/or commercialization of pharmaceutical products, small molecule/chemical moieties, biologics (proteins, peptides, oligoneucleotides and cell/gene therapies) and vaccines, in all therapeutic categories, primarily intended for humans.

The HealthSharesTM European Drugs Exchange-Traded Fund (HRJ) returned 4.31% in the period from inception to 9/30/07, while the S&P 500 Healthcare Sector Index returned 3.63%. During the period, securities based in Ireland and Denmark, with average weights of 4.78% and 26.23%, contributed the most to performance, while securities from Germany and the Netherlands contributed the least. Pharmaceutical stocks, representing an average weighting of 47.7% of the fund, contributed the most to performance, while Biotechnology stocks contributed the least. On an individual security basis, Elan Corp. PLC ADR (Ireland) provided the highest positive contribution, adding 2.30% on a return of 51.59%. GPC Biotech AG (Germany) contributed the least, -3.34%, with a return of -56.66%.

Performance as of 9/30/07

Cumulative Total Return
	Net Asset Value	Market Price	HealthSharesTM European Drugs Index	S&P 500 Healthcare Sector Index
Since Inception[1]	4.31%	5.41%	5.42%	3.63%

1 Total returns are calculated based on the commencement of trading, 4/3/07.

The preceding performance chart is provided for comparative purposes and represents the period noted. The Fund's net asset value per share ("NAV") is calculated by dividing the value of the Fund's total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the New York Stock Exchange ("NYSE") of a share of the Fund from inception through September 30, 2007. The price used to calculate market price returns is the mid-point of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The S&P 500 Healthcare Sector Index is a market capitalization-weighted index comprised of companies in the S&P 500 Index classified as Healthcare companies by Global Industry Classification Standards (GICS).

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Total returns for a period less than one year have not been annualized.

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.healthsharesinc.com. Investment in the Fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio is 1.29%; the net expense ratio is 0.95%. The Advisor has agreed to cap its fees at 0.95% until 1/31/09.

Industry Breakdown 9/30/07*

*Industry weightings are expressed as a percentage of total investments and may change over time.

The industry classifications used above are based on company classifications under Global Industry Classification Standards (GICS). These classifications may be different from the classification of the company within the Underlying HealthShares Indexes, which classifications are determined in accordance with the Index Methodology as described in the Fund's prospectus.

Growth of a $10,000 Investment in HRJ as of 9/30/07

Based on Net Asset Value2

2 From commencement of trading, 4/3/07.

Top Ten Holdings[3] as of 9/30/07
Description	Shares	Market Value	% of Net Assets
Genmab A/S (Denmark)	4,480	$277,790	10.4%
Actelion Ltd. (Switzerland)	3,209	177,179	6.6%
Elan Corp. PLC ADR (Ireland)	7,777	163,629	6.1%
Intercell AG (Austria)	4,405	158,306	5.9%
Richter Gedeon Nyrt. (Hungary)	710	151,133	5.7%
Basilea Pharmaceutica AG (Switzerland)	664	150,909	5.7%
Grifols S.A. (Spain)	5,832	133,533	5.0%
Zeltia S.A. (Spain)	12,137	131,699	4.9%
Meda AB, Class A (Sweden)	7,488	120,381	4.5%
STADA Arzneimittel AG (Germany)	1,732	112,640	4.2%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular company. For a complete list of holdings go to www.healthsharesinc.com.

PERFORMANCE SUMMARY

HealthSharesTM European Medical Products & Devices Exchange-Traded Fund (HHT)

The HealthSharesTM European Medical Products & Devices Exchange-Traded Fund commenced investment operations on June 1, 2007, and seeks to track the performance, before fees and expenses, of the HealthSharesTM European Medical Products & Devices Index.

The European Medical Products & Devices Index is an index of foreign equity securities of healthcare, life sciences and/or biotechnology companies that have been identified as "European medical products and devices" companies. A European Medical Products & Devices company is headquartered in Europe, quoted on at least one European Stock Exchange and is engaged in the research, development, manufacturing, distribution and/or commercialization of medical devices and/or products for the treatment or amelioration of human disorders and diseases.

The HealthSharesTM European Medical Products and Devices Exchange-Traded Fund (HHT) returned -4.95% in the period from inception to 9/30/07, while the S&P 500 Healthcare Sector Index returned -3.26%. During the period, securities based in Switzerland and France, which carried average weights in the fund of 24.59% and 7.23%, contributed the most to the fund's underperformance. Securities based in the UK and Sweden contributed the most in terms of positive performance during the period. On an individual security basis, Sartorius Stedim Biotech (France) contributed the least, -1.44%, with a return of -18.96%. Corin Group PLC (United Kingdom) provided the highest positive contribution, adding 1.75% on a return of 21.07%.

Performance as of 9/30/07

Cumulative Total Return
	Net Asset Value	Market Price	HealthSharesTM European Medical Products & Devices Index	S&P 500 Healthcare Sector Index
Since Inception[1]	-4.95%	-4.87%	-4.43%	-3.26%

1 Total returns are calculated based on the commencement of trading, 6/1/07.

The preceding performance chart is provided for comparative purposes and represents the period noted. The Fund's net asset value per share ("NAV") is calculated by dividing the value of the Fund's total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the New York Stock Exchange ("NYSE") of a share of the Fund from inception through September 30, 2007. The price used to calculate market price returns is the mid-point of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The S&P 500 Healthcare Sector Index is a market capitalization-weighted index comprised of companies in the S&P 500 Index classified as Healthcare companies by Global Industry Classification Standards (GICS).

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Total returns for a period less than one year have not been annualized.

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.healthsharesinc.com. Investment in the Fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio is 1.29%; the net expense ratio is 0.95%. The Advisor has agreed to cap its fees at 0.95% until 1/31/09.

Industry Breakdown 9/30/07*

*Industry weightings are expressed as a percentage of total investments and may change over time.

The industry classifications used above are based on company classifications under Global Industry Classification Standards (GICS). These classifications may be different from the classification of the company within the Underlying HealthShares Indexes, which classifications are determined in accordance with the Index Methodology as described in the Fund's prospectus.

Growth of a $10,000 Investment in HHT as of 9/30/07

Based on Net Asset Value2

2 From commencement of trading, 6/1/07.

Top Ten Holdings[3] as of 9/30/07
Description	Shares	Market Value	% of Net Assets
Corin Group PLC (United Kingdom)	18,365	$238,527	10.0%
Sonova Holding AG (Switzerland)	1,755	175,471	7.4%
Elekta AB, Class B (Sweden)	10,047	163,074	6.8%
Sartorius Stedim Biotech (France)	2,590	141,883	5.9%
Getinge AB, Class B (Sweden)	5,515	132,993	5.6%
Tecan Group AG (Switzerland)	1,895	121,662	5.1%
Straumann Holding AG (Switzerland)	420	117,565	4.9%
SSL International PLC (United Kingdom)	13,560	117,412	4.9%
Carl Zeiss Meditec AG (Germany)	5,097	111,847	4.7%
Prim, S.A. (Spain)	4,443	104,889	4.4%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular company. For a complete list of holdings go to www.healthsharesinc.com.

PERFORMANCE SUMMARY

HealthSharesTM GI/Gender Health Exchange-Traded Fund (HHU)

The HealthSharesTM GI/Gender Health Exchange-Traded Fund commenced investment operations on March 12, 2007, and seeks to track the performance, before fees and expenses, of the HealthSharesTM GI/Gender Health Index.

The GI/Gender Health Index is an index of U.S. and foreign equity securities of healthcare, life sciences and/or biotechnology companies that have been identified as "gastrointestinal/genitourinary/gender health" companies. A gastrointestinal/genitourinary/gender health company is a company engaged in the research, clinical development and/or commercialization of therapeutic agents for the treatment of a wide variety of disease, including but not limited to, gastrointestinal disorders such as overactive bladder, urge incontinence, stress incontinence and urinary tract infection; and gender health matters including sexual dysfunction (male and female), endometriosis, benign prostatic hyperplasia, prolapsed womb and reproductive health.

The HealthSharesTM GI/Gender Health Exchange-Traded Fund (HHU) returned -5.06% in the period from inception to 9/30/07, while the S&P 500 Healthcare Sector Index returned 5.71%. During the period, Biotechnology was the largest detractor from fund performance, contributing -3.79%, while Pharmaceuticals, with an average weight of 62.17%, was up slightly. On an individual security basis, Adolor Corp. contributed the least, -3.25%, with a return of -60.23%. Auxilium Pharmaceuticals, Inc. provided the highest positive contribution, adding 2.53% on a return of 56.15%.

Performance as of 9/30/07

Cumulative Total Return
	Net Asset Value	Market Price	HealthSharesTM GI/Gender Health Index	S&P 500 Healthcare Sector Index
Since Inception[1]	-5.06%	-4.12%	-4.43%	5.71%

1 Total returns are calculated based on the commencement of trading, 3/12/07.

The preceding performance chart is provided for comparative purposes and represents the period noted. The Fund's net asset value per share ("NAV") is calculated by dividing the value of the Fund's total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the New York Stock Exchange ("NYSE") of a share of the Fund from inception through September 30, 2007. The price used to calculate market price returns is the mid-point of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The S&P 500 Healthcare Sector Index is a market capitalization-weighted index comprised of companies in the S&P 500 Index classified as Healthcare companies by Global Industry Classification Standards (GICS).

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Total returns for a period less than one year have not been annualized.

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.healthsharesinc.com. Investment in the Fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio is 1.09%; the net expense ratio is 0.75%. The Advisor has agreed to cap its fees at 0.75% until 1/31/09.

Industry Breakdown 9/30/07*

*Industry weightings are expressed as a percentage of total investments and may change over time.

The industry classifications used above are based on company classifications under Global Industry Classification Standards (GICS). These classifications may be different from the classification of the company within the Underlying HealthShares Indexes, which classifications are determined in accordance with the Index Methodology as described in the Fund's prospectus.

Growth of a $10,000 Investment in HHU as of 9/30/07

Based on Net Asset Value2

2 From commencement of trading, 3/12/07.

Top Ten Holdings[3] as of 9/30/07
Description	Shares	Market Value	% of Net Assets
Richter Gedeon Nyrt. (Hungary)	1,190	$253,308	10.4%
Auxilium Pharmaceuticals, Inc.	7,452	157,088	6.4%
Axcan Pharma, Inc. (Canada)	7,310	151,829	6.2%
Mentor Corp.	2,900	133,545	5.5%
Nastech Pharmaceutical Co., Inc.	9,422	125,407	5.1%
Dr. Reddy's Laboratories Ltd. ADR (India)	7,595	124,254	5.1%
Medarex, Inc.	8,526	120,729	4.9%
Barr Pharmaceuticals, Inc.	2,062	117,348	4.8%
Neurocrine Biosciences, Inc.	11,651	116,510	4.8%
King Pharmaceuticals, Inc.	9,458	110,848	4.5%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular company. For a complete list of holdings go to www.healthsharesinc.com.

PERFORMANCE SUMMARY

HealthSharesTM Infectious Disease Exchange-Traded Fund (HHG)

The HealthSharesTM Infectious Disease Exchange-Traded Fund commenced investment operations on April 3, 2007, and seeks to track the performance, before fees and expenses, of the HealthSharesTM Infectious Disease Index.

The Infectious Disease Index is an index of U.S. and foreign equity securities of healthcare, life sciences and/or biotechnology companies that have been identified as "infectious disease" companies. An Infectious Disease company is a company engaged in the research, clinical development and/or commercialization of therapeutic agents for the treatment of a wide variety of infectious diseases related to anibacterial, antifungal and antiviral indications, by means of small molecules, protein therapy and vaccines.

The HealthSharesTM Infectious Disease Exchange-Traded Fund (HHG) returned -14.44% in the period from inception to 9/30/07, while the S&P 500 Healthcare Sector Index returned 3.63%. During the period, Pharmaceuticals, representing an average weight of 28.07%, contributed the most to the fund's underperformance, partially offset by securities in the Health Care Equipment & Supplies industry. On an individual security basis, Flamel Technologies S.A. ADR (France) contributed the least, -4.71%, with a return of -68.90%. Bavarian Nordic A/S (Denmark) provided the highest positive contribution, adding 1.60% on a return of -10.05%.

Performance as of 9/30/07

Cumulative Total Return
	Net Asset Value	Market Price	HealthSharesTM Infectious Disease Index	S&P 500 Healthcare Sector Index
Since Inception[1]	-14.44%	-13.41%	-14.63%	3.63%

1 Total returns are calculated based on the commencement of trading, 4/3/07.

The preceding performance chart is provided for comparative purposes and represents the period noted. The Fund's net asset value per share ("NAV") is calculated by dividing the value of the Fund's total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the New York Stock Exchange ("NYSE") of a share of the Fund from inception through September 30, 2007. The price used to calculate market price returns is the mid-point of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The S&P 500 Healthcare Sector Index is a market capitalization-weighted index comprised of companies in the S&P 500 Index classified as Healthcare companies by Global Industry Classification Standards (GICS).

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Total returns for a period less than one year have not been annualized.

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.healthsharesinc.com. Investment in the Fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio is 1.09%; the net expense ratio is 0.75%. The Advisor has agreed to cap its fees at 0.75% until 1/31/09.

Industry Breakdown 9/30/07*

*Industry weightings are expressed as a percentage of total investments and may change over time.

The industry classifications used above are based on company classifications under Global Industry Classification Standards (GICS). These classifications may be different from the classification of the company within the Underlying HealthShares Indexes, which classifications are determined in accordance with the Index Methodology as described in the Fund's prospectus.

Growth of a $10,000 Investment in HHG as of 9/30/07

Based on Net Asset Value2

2 From commencement of trading, 4/3/07.

Top Ten Holdings[3] as of 9/30/07
Description	Shares	Market Value	% of Net Assets
Hospira, Inc.	4,555	$188,805	8.6%
Vertex Pharmaceuticals, Inc.	4,352	167,160	7.6%
Basilea Pharmaceutica AG (Switzerland)	677	153,864	7.0%
Crucell N.V. ADR (Netherlands)	7,002	144,521	6.6%
Solvay S.A. (Belgium)	860	124,470	5.7%
Enzo Biochem, Inc.	10,355	117,529	5.4%
Idenix Pharmaceuticals, Inc.	39,099	112,996	5.1%
Abraxis BioScience, Inc.	4,317	98,557	4.5%
Bavarian Nordic A/S (Denmark)	1,142	97,611	4.4%
ViroPharma, Inc.	10,850	96,565	4.4%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular company. For a complete list of holdings go to www.healthsharesinc.com.

PERFORMANCE SUMMARY

HealthSharesTM Metabolic-Endocrine Disorders Exchange-Traded Fund (HHM)

The HealthSharesTM Metabolic-Endocrine Disorders Exchange-Traded Fund commenced investment operations on March 12, 2007, and seeks to track the performance, before fees and expenses, of the HealthSharesTM Metabolic-Endocrine Disorders Index.

The Metabolic-Endocrine Disorders Index is an index of U.S. and foreign equity securities of healthcare, life sciences and/or biotechnology companies that have been identified as "metabolic-endocrine disorders" companies. A Metabolic-Endocrine Disorders company is a company engaged in the research, clinical development and/or commercialization of therapeutic agents for the treatment of a wide variety of metabolic-endocrine disorders including, but not limited to, diabetes, obesity, Syndrome X, growth deficiency and rare lysosomal disorders.

The HealthSharesTM Metabolic-Endocrine Disorders Exchange-Traded Fund (HHM) returned -6.27% in the period from inception to 9/30/07, while the S&P 500 Healthcare Sector Index returned 5.71%. During the period, Life Sciences Tools & Services was the largest detractor from fund performance, while Pharmaceuticals contributed the most. On an individual security basis, Flamel Technologies S.A. ADR (France) contributed the least, -3.12%, with a return of -68.82%. NPS Pharmaceuticals, Inc. provided the highest positive contribution, adding 2.02% on a return of 61.97%.

Performance as of 9/30/07

Cumulative Total Return
	Net Asset Value	Market Price	HealthSharesTM Metabolic-Endocrine Disorders Index	S&P 500 Healthcare Sector Index
Since Inception[1]	-6.27%	-5.91%	-4.78%	5.71%

1 Total returns are calculated based on the commencement of trading, 3/12/07.

The preceding performance chart is provided for comparative purposes and represents the period noted. The Fund's net asset value per share ("NAV") is calculated by dividing the value of the Fund's total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the New York Stock Exchange ("NYSE") of a share of the Fund from inception through September 30, 2007. The price used to calculate market price returns is the mid-point of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The S&P 500 Healthcare Sector Index is a market capitalization-weighted index comprised of companies in the S&P 500 Index classified as Healthcare companies by Global Industry Classification Standards (GICS).

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Total returns for a period less than one year have not been annualized.

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.healthsharesinc.com. Investment in the Fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio is 1.09%; the net expense ratio is 0.75%. The Advisor has agreed to cap its fees at 0.75% until 1/31/09.

Industry Breakdown 9/30/07*

*Industry weightings are expressed as a percentage of total investments and may change over time.

The industry classifications used above are based on company classifications under Global Industry Classification Standards (GICS). These classifications may be different from the classification of the company within the Underlying HealthShares Indexes, which classifications are determined in accordance with the Index Methodology as described in the Fund's prospectus.

Growth of a $10,000 Investment in HHM as of 9/30/07

Based on Net Asset Value2

2 From commencement of trading, 3/12/07.

Top Ten Holdings[3] as of 9/30/07
Description	Shares	Market Value	% of Net Assets
NicOx S.A. (France)	7,991	$190,922	8.0%
Amylin Pharmaceuticals, Inc.	2,772	138,600	5.8%
Tercica, Inc.	21,933	135,985	5.7%
Indevus Pharmaceuticals, Inc.	19,355	133,744	5.6%
Emisphere Technologies, Inc.	27,346	131,534	5.5%
Watson Pharmaceuticals, Inc.	3,695	119,718	5.0%
Prostrakan Group PLC (United Kingdom)	75,614	114,769	4.8%
Nastech Pharmaceutical Co., Inc.	8,466	112,682	4.7%
MannKind Corp.	11,303	109,413	4.6%
Metabasis Therapeutics, Inc.	36,931	107,839	4.5%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular company. For a complete list of holdings go to www.healthsharesinc.com.

PERFORMANCE SUMMARY

HealthSharesTM Neuroscience Exchange-Traded Fund (HHN)

The HealthSharesTM Neuroscience Exchange-Traded Fund commenced investment operations on March 12, 2007, and seeks to track the performance, before fees and expenses, of the HealthSharesTM Neuroscience Index.

The Neuroscience Index is an index of U.S. and foreign equity securities of healthcare, life sciences and/or biotechnology companies that have been identified as "neuroscience" companies. A Neuroscience company is a company engaged in the research, clinical development and/or commercialization of therapeutic agents for the treatment of a wide variety of neurological and psychiatric disorders including, but not limited to, Alzheimer's, Parkinson's, Huntington's, schizophrenia, anxiety, depression, epilepsy, pain and sleep disorders.

The HealthSharesTM Neuroscience Exchange-Traded Fund (HHN) returned -14.12% in the period from inception to 9/30/07, while the S&P 500 Healthcare Sector Index returned 5.71%. During the period, Biotechnology was the main detractor from fund performance, representing an average of 13.38% of the fund and contributing -10.32%, while Pharmaceuticals, representing an average weighting of 83.83% of the fund, contributed -1.13%. On an individual security basis, Neurochem, Inc. contributed the least, -10.41%, with a return of -76.14%. Elan Corp. PLC ADR (Ireland) provided the highest positive contribution, adding 2.22% on a return of 67.52%.

Performance as of 9/30/07

Cumulative Total Return
	Net Asset Value	Market Price	HealthSharesTM Neuroscience Index	S&P 500 Healthcare Sector Index
Since Inception[1]	-14.12%	-14.09%	-14.05%	5.71%

1 Total returns are calculated based on the commencement of trading, 3/12/07.

The preceding performance chart is provided for comparative purposes and represents the period noted. The Fund's net asset value per share ("NAV") is calculated by dividing the value of the Fund's total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the New York Stock Exchange ("NYSE") of a share of the Fund from inception through September 30, 2007. The price used to calculate market price returns is the mid-point of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The S&P 500 Healthcare Sector Index is a market capitalization-weighted index comprised of companies in the S&P 500 Index classified as Healthcare companies by Global Industry Classification Standards (GICS).

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Total returns for a period less than one year have not been annualized.

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.healthsharesinc.com. Investment in the Fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio is 1.09%; the net expense ratio is 0.75%. The Advisor has agreed to cap its fees at 0.75% until 1/31/09.

Industry Breakdown 9/30/07*

*Industry weightings are expressed as a percentage of total investments and may change over time.

The industry classifications used above are based on company classifications under Global Industry Classification Standards (GICS). These classifications may be different from the classification of the company within the Underlying HealthShares Indexes, which classifications are determined in accordance with the Index Methodology as described in the Fund's prospectus.

Growth of a $10,000 Investment in HHN as of 9/30/07

Based on Net Asset Value2

2 From commencement of trading, 3/12/07.

Top Ten Holdings[3] as of 9/30/07
Description	Shares	Market Value	% of Net Assets
Forest Laboratories, Inc.	5,365	$200,061	9.2%
MGi Pharma, Inc.	5,135	142,650	6.5%
H. Lundbeck A/S (Denmark)	4,617	125,085	5.7%
Elan Corp. PLC ADR (Ireland)	5,876	123,631	5.7%
Abraxis BioScience, Inc.	4,958	113,191	5.2%
Ipsen S.A. (France)	1,899	109,242	5.0%
Endo Pharmaceuticals Holdings, Inc.	3,500	108,535	5.0%
Biovail Corp. (Canada)	6,183	107,399	4.9%
Millennium Pharmaceuticals, Inc.	9,870	100,180	4.6%
Adolor Corp.	29,082	99,460	4.6%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular company. For a complete list of holdings go to www.healthsharesinc.com.

PERFORMANCE SUMMARY

HealthSharesTM Ophthalmology Exchange-Traded Fund (HHZ)

The HealthSharesTM Ophthalmology Exchange-Traded Fund commenced investment operations on March 12, 2007, and seeks to track the performance, before fees and expenses, of the HealthSharesTM Ophthalmology Index.

The Ophthalmology Index is an index of U.S. and foreign equity securities of healthcare, life sciences and/or biotechnology companies that have been identified as "ophthalmology" companies. An Ophthalmology company is a company engaged in the research, clinical development and/or commercialization of therapeutic agents by means of pharmaceuticals, medical devices or biomaterials for the treatment of various diseases of the eye including, but not limited to, age-related macular degeneration, dry-eye, diabetic macular edema, glaucoma, presbyopia, and myopia.

The HealthSharesTM Ophthalmology Exchange-Traded Fund (HHZ) returned -5.55% in the period from inception to 9/30/07, while the S&P 500 Healthcare Sector Index returned 5.71%. During the period, Health Care Providers & Services was the largest detractor from fund performance, contributing -5.21%, while Pharmaceuticals contributed the most. On an individual security basis, LCA-Vision, Inc. contributed the least, -1.94%, with a return of -33.50%. Anika Therapeutics, Inc. provided the highest positive contribution, adding 1.86% on a return of 59.95%.

Performance as of 9/30/07

Cumulative Total Return
	Net Asset Value	Market Price	HealthSharesTM Ophthalmology Index	S&P 500 Healthcare Sector Index
Since Inception[1]	-5.55%	-5.66%	-5.08%	5.71%

1 Total returns are calculated based on the commencement of trading, 3/12/07.

The preceding performance chart is provided for comparative purposes and represents the period noted. The Fund's net asset value per share ("NAV") is calculated by dividing the value of the Fund's total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the New York Stock Exchange ("NYSE") of a share of the Fund from inception through September 30, 2007. The price used to calculate market price returns is the mid-point of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The S&P 500 Healthcare Sector Index is a market capitalization-weighted index comprised of companies in the S&P 500 Index classified as Healthcare companies by Global Industry Classification Standards (GICS).

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Total returns for a period less than one year have not been annualized.

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.healthsharesinc.com. Investment in the Fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio is 1.09%; the net expense ratio is 0.75%. The Advisor has agreed to cap its fees at 0.75% until 1/31/09.

Industry Breakdown 9/30/07*

*Industry weightings are expressed as a percentage of total investments and may change over time.

The industry classifications used above are based on company classifications under Global Industry Classification Standards (GICS). These classifications may be different from the classification of the company within the Underlying HealthShares Indexes, which classifications are determined in accordance with the Index Methodology as described in the Fund's prospectus.

Growth of a $10,000 Investment in HHZ as of 9/30/07

Based on Net Asset Value2

2 From commencement of trading, 3/12/07.

Top Ten Holdings[3] as of 9/30/07
Description	Shares	Market Value	% of Net Assets
Fielmann AG (Germany)	3,353	$223,021	9.3%
Shamir Optical Industry Ltd. (Israel)	12,757	153,213	6.4%
Novadaq Technologies, Inc. (Canada)	22,564	142,600	6.0%
Watson Pharmaceuticals, Inc.	4,103	132,937	5.6%
ISTA Pharmaceuticals, Inc.	19,029	131,300	5.5%
Akorn, Inc.	17,519	131,217	5.5%
Regeneron Pharmaceuticals, Inc.	6,579	117,107	4.9%
Anika Therapeutics, Inc.	5,563	115,766	4.9%
Carl Zeiss Meditech AG (Germany)	5,204	114,195	4.8%
QLT, Inc.	19,173	109,094	4.6%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular company. For a complete list of holdings go to www.healthsharesinc.com.

PERFORMANCE SUMMARY

HealthSharesTM Orthopedic Repair Exchange-Traded Fund (HHP)

The HealthSharesTM Orthopedic Repair Exchange-Traded Fund commenced investment operations on July 13, 2007, and seeks to track the performance, before fees and expenses, of the HealthSharesTM Orthopedic Repair Index.

The Orthopedic Repair Index is an index of U.S. and foreign equity securities of healthcare, life sciences and/or biotechnology companies that have been identified as "orthopedic repair" companies. An Orthopedic Repair company is a company engaged in the manufacturing, distribution and/or commercialization of medical devices, pharmaceuticals and/or regenerative medicine for the treatment of bone, cartilage, tendon, ligament, maxillofacial and dental elements, excluding periodontal and skin conditions or disorders.

The HealthSharesTM Orthopedic Repair Exchange-Traded Fund (HHP) returned 4.60% in the period from inception to 9/30/07, while the S&P 500 Healthcare Sector Index returned -1.44%. During the period, securities in the Health Care Equipment & Supplies Industry with an average weight of 89.93%, contributed 3.85% to performance, while Pharmaceuticals contributed the least. On an individual security basis, Kyphon, Inc. provided the highest positive contribution, adding 2.04% on a return of 28.98%. Lifecore Biomedical, Inc. contributed the least, -0.93%, with a return of -22.71%.

Performance as of 9/30/07

Cumulative Total Return
	Net Asset Value	Market Price	HealthSharesTM Orthopedic Repair Index	S&P 500 Healthcare Sector Index
Since Inception[1]	4.60%	4.61%	4.75%	-1.44%

1 Total returns are calculated based on the commencement of trading, 7/13/07.

The preceding performance chart is provided for comparative purposes and represents the period noted. The Fund's net asset value per share ("NAV") is calculated by dividing the value of the Fund's total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the New York Stock Exchange ("NYSE") of a share of the Fund from inception through September 30, 2007. The price used to calculate market price returns is the mid-point of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The S&P 500 Healthcare Sector Index is a market capitalization-weighted index comprised of companies in the S&P 500 Index classified as Healthcare companies by Global Industry Classification Standards (GICS).

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Total returns for a period less than one year have not been annualized.

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.healthsharesinc.com. Investment in the Fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio is 1.09%; the net expense ratio is 0.75%. The Advisor has agreed to cap its fees at 0.75% until 1/31/09.

Industry Breakdown 9/30/07*

*Industry weightings are expressed as a percentage of total investments and may change over time.

The industry classifications used above are based on company classifications under Global Industry Classification Standards (GICS). These classifications may be different from the classification of the company within the Underlying HealthShares Indexes, which classifications are determined in accordance with the Index Methodology as described in the Fund's prospectus.

Growth of a $10,000 Investment in HHP as of 9/30/07

Based on Net Asset Value2

2 From commencement of trading, 7/13/07.

Top Ten Holdings[3] as of 9/30/07
Description	Shares	Market Value	% of Net Assets
Kyphon, Inc.	3,266	$228,620	8.7%
LifeCell Corp.	5,592	210,091	8.0%
DJO, Inc.	3,723	182,799	6.9%
Regeneration Technologies, Inc.	14,843	159,117	6.0%
Align Technology, Inc.	5,946	150,612	5.7%
ArthroCare Corp.	2,419	135,198	5.1%
Orthofix International N.V. (Netherlands Antilles)	2,408	117,920	4.5%
Orthovita, Inc.	38,852	117,722	4.5%
Merit Medical Systems, Inc.	9,069	117,716	4.5%
Smith & Nephew PLC ADR (United Kingdom)	1,791	109,681	4.2%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular company. For a complete list of holdings go to www.healthsharesinc.com.

PERFORMANCE SUMMARY

HealthSharesTM Patient Care Services Exchange-Traded Fund (HHB)

The HealthSharesTM Patient Care Services Exchange-Traded Fund commenced investment operations on January 23, 2007, and seeks to track the performance, before fees and expenses, of the HealthSharesTM Patient Care Services Index.

The Patient Care Services Index is an index of U.S. and foreign equity securities of healthcare companies that have been identified as "patient care services" companies. A Patient Care Services company is a company engaged in providing direct treatment of patients in hospitals, outpatient clinics, nursing homes, assisted living centers, treatment facilities and/or home health providers.

The HealthSharesTM Patient Care Services Exchange-Traded Fund (HHB) returned 2.19% in the period from inception to 9/30/07, while the S&P 500 Healthcare Sector Index returned 3.42%. During the period, Chemed Corp. provided the highest positive contribution, adding 2.28% on a return of 68.40%. Tenet Healthcare Corp. contributed the least, -2.02%, with a return of -55.38%.

Performance as of 9/30/07

Cumulative Total Return
	Net Asset Value	Market Price	HealthSharesTM Patient Care Services Index	S&P 500 Healthcare Sector Index
Since Inception[1]	2.19%	1.87%	2.73%	3.42%

1 Total returns are calculated based on the commencement of trading, 1/23/07.

The preceding performance chart is provided for comparative purposes and represents the period noted. The Fund's net asset value per share ("NAV") is calculated by dividing the value of the Fund's total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the New York Stock Exchange ("NYSE") of a share of the Fund from inception through September 30, 2007. The price used to calculate market price returns is the mid-point of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The S&P 500 Healthcare Sector Index is a market capitalization-weighted index comprised of companies in the S&P 500 Index classified as Healthcare companies by Global Industry Classification Standards (GICS).

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Total returns for a period less than one year have not been annualized.

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.healthsharesinc.com. Investment in the Fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio is 1.09%; the net expense ratio is 0.75%. The Advisor has agreed to cap its fees at 0.75% until 1/31/09.

Industry Breakdown 9/30/07*

*Industry weightings are expressed as a percentage of total investments and may change over time.

The industry classifications used above are based on company classifications under Global Industry Classification Standards (GICS). These classifications may be different from the classification of the company within the Underlying HealthShares Indexes, which classifications are determined in accordance with the Index Methodology as described in the Fund's prospectus.

Growth of a $10,000 Investment in HHB as of 9/30/07

Based on Net Asset Value2

2 From commencement of trading, 1/23/07.

Top Ten Holdings[3] as of 9/30/07
Description	Shares	Market Value	% of Net Assets
Health Net, Inc.	13,591	$734,593	9.5%
DaVita, Inc.	10,059	635,527	8.2%
Pediatrix Medical Group, Inc.	7,571	495,295	6.4%
Humana, Inc.	6,038	421,935	5.5%
HEALTHSOUTH Corp.	22,912	401,189	5.2%
Chemed Corp.	6,392	397,327	5.2%
Psychiatric Solutions, Inc.	9,511	373,592	4.8%
Fresenius Medical Care AG & Co. ADR (Germany)	6,643	352,102	4.6%
Tenet Healthcare Corp.	100,749	338,517	4.4%
LifePoint Hospitals, Inc.	11,160	334,912	4.3%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular company. For a complete list of holdings go to www.healthsharesinc.com.

PERFORMANCE SUMMARY

HealthSharesTM Respiratory/Pulmonary Exchange-Traded Fund (HHR)

The HealthSharesTM Respiratory/Pulmonary Exchange-Traded Fund commenced investment operations on March 12, 2007, and seeks to track the performance, before fees and expenses, of the HealthSharesTM Respiratory/Pulmonary Index.

The Respiratory/Pulmonary Index is an index of U.S. and foreign equity securities of healthcare, life sciences and/or biotechnology companies that have been identified as "respiratory/pulmonary" companies. A Respiratory/Pulmonary company is a company engaged in the research, clinical development and/or commercialization of therapeutic agents treating various respiratory and/or pulmonary diseases including, but not limited to, asthma, chronic obstructive pulmonary disease, emphysema, tuberculosis and pulmonary arterial hypertension.

The HealthSharesTM Respiratory/Pulmonary Exchange-Traded Fund (HHR) returned 2.18% in the period from inception to 9/30/07, while the S&P 500 Healthcare Sector Index returned 5.71%. During the period, Pharmaceuticals, with an average weight of 50.14%, contributed -2.67%, while Biotechnology contributed the most to fund performance, adding 6.11%. On an individual security basis, Encysive Pharmaceuticals, Inc. contributed the least, -2.27%, with a return of -50.49%. Medimmune, Inc. provided the highest positive contribution, adding 2.98% on a return of 84.03%.

Performance as of 9/30/07

Cumulative Total Return
	Net Asset Value	Market Price	HealthSharesTM Respiratory/ Pulmonary Index	S&P 500 Healthcare Sector Index
Since Inception[1]	2.18%	2.79%	3.82%	5.71%

1 Total returns are calculated based on the commencement of trading, 3/12/07.

The preceding performance chart is provided for comparative purposes and represents the period noted. The Fund's net asset value per share ("NAV") is calculated by dividing the value of the Fund's total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the New York Stock Exchange ("NYSE") of a share of the Fund from inception through September 30, 2007. The price used to calculate market price returns is the mid-point of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The S&P 500 Healthcare Sector Index is a market capitalization-weighted index comprised of companies in the S&P 500 Index classified as Healthcare companies by Global Industry Classification Standards (GICS).

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Total returns for a period less than one year have not been annualized.

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.healthsharesinc.com. Investment in the Fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio is 1.09%; the net expense ratio is 0.75%. The Advisor has agreed to cap its fees at 0.75% until 1/31/09.

Industry Breakdown 9/30/07*

*Industry weightings are expressed as a percentage of total investments and may change over time.

The industry classifications used above are based on company classifications under Global Industry Classification Standards (GICS). These classifications may be different from the classification of the company within the Underlying HealthShares Indexes, which classifications are determined in accordance with the Index Methodology as described in the Fund's prospectus.

Growth of a $10,000 Investment in HHR as of 9/30/07

Based on Net Asset Value2

2 From commencement of trading, 3/12/07.

Top Ten Holdings[3] as of 9/30/07
Description	Shares	Market Value	% of Net Assets
Vectura Group PLC (United Kingdom)	142,825	$210,963	8.2%
Hi-Tech Pharmacal Co., Inc.	14,232	168,934	6.5%
Discovery Laboratories, Inc.	54,760	147,304	5.7%
Inspire Pharmaceuticals, Inc.	26,700	143,379	5.6%
Alnylam Pharmaceuticals, Inc.	4,164	136,454	5.3%
Pharmaxis Ltd. GDR (Austria)	2,437	131,015	5.1%
Actelion Ltd. (Switzerland)	2,347	129,585	5.0%
UCB S.A. (Belgium)	2,131	125,406	4.9%
Adams Respiratory Therapeutics, Inc.	3,133	120,746	4.7%
Nektar Therapeutics	13,489	119,108	4.6%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular company. For a complete list of holdings go to www.healthsharesinc.com.

PERFORMANCE SUMMARY

HealthSharesTM Composite Exchange-Traded Fund (HHQ)

The HealthSharesTM Composite Exchange-Traded Fund commenced investment operations on March 12, 2007, and seeks to track the performance, before fees and expenses, of the HealthSharesTM Composite Index.

The Composite Index is an index of U.S. and foreign equity securities of healthcare, life sciences and/or biotechnology companies that have been included in the HealthSharesTM Autoimmune-Inflammation Index, the HealthSharesTM Cancer Index, the HealthSharesTM Cardio Devices Index, the HealthSharesTM Cardiology Index, the HealthSharesTM Dermatology & Wound Care Index, the HealthSharesTM Diagnostics Index, the HealthSharesTM Emerging Cancer Index, the HealthSharesTM Enabling Technologies Index, the HealthSharesTM GI/Gender Health Index, the HealthSharesTM Infectious Disease Index, the HealthSharesTM Metabolic-Endocrine Disorders Index, the HealthSharesTM Neuroscience Index, the HealthSharesTM Ophthalmology Index, the HealthSharesTM Orthopedic Repair Index, the HealthSharesTM Patient Care Services Index and the HealthSharesTM Respiratory/Pulmonary Index (collectively, the "Composite Eligible Indexes"). The HealthSharesTM Composite Index will consist of the 80 largest companies by market capitalization taken from the top 5 companies by market capitalization from each of the Composite Eligible Indexes, arranged in alphabetical order. In the event a company is selected from more than one index, it shall be included in the Composite Index only from the first alphabetical Index in which it appears and will be replaced in later alphabetical Indexes by the next largest company by market capitalization.

The HealthSharesTM Composite Exchange-Traded Fund (HHQ) returned 9.90% in the period from inception to 9/30/07, while the S&P 500 Healthcare Sector Index returned 5.71%. During the period, Health Care Equipment & Supplies and Biotechnology contributed the most to fund performance, adding 3.64% and 3.12%, respectively, while Machinery contributed the least. On an individual security basis, Medimmune, Inc. provided the highest positive contribution, adding 0.89% on a return of 84.03%. Sepracor, Inc. contributed the least, -0.55%, with a return of -44.86%.

Performance as of 9/30/07

Cumulative Total Return
	Net Asset Value	Market Price	HealthSharesTM Composite Index	S&P 500 Healthcare Sector Index
Since Inception[1]	9.90%	11.28%	10.35%	5.71%

1 Total returns are calculated based on the commencement of trading, 3/12/07.

The preceding performance chart is provided for comparative purposes and represents the period noted. The Fund's net asset value per share ("NAV") is calculated by dividing the value of the Fund's total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the New York Stock Exchange ("NYSE") of a share of the Fund from inception through September 30, 2007. The price used to calculate market price returns is the mid-point of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The S&P 500 Healthcare Sector Index is a market capitalization-weighted index comprised of companies in the S&P 500 Index classified as Healthcare companies by Global Industry Classification Standards (GICS).

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Total returns for a period less than one year have not been annualized.

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.healthsharesinc.com. Investment in the Fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio is 1.09%; the net expense ratio is 0.75%. The Advisor has agreed to cap its fees at 0.75% until 1/31/09.

Industry Breakdown 9/30/07*

*Industry weightings are expressed as a percentage of total investments and may change over time.

The industry classifications used above are based on company classifications under Global Industry Classification Standards (GICS). These classifications may be different from the classification of the company within the Underlying HealthShares Indexes, which classifications are determined in accordance with the Index Methodology as described in the Fund's prospectus.

Growth of a $10,000 Investment in HHQ as of 9/30/07

Based on Net Asset Value2

2 From commencement of trading, 3/12/07.

Top Ten Holdings[3] as of 9/30/07
Description	Shares	Market Value	% of Net Assets
MGi Pharma, Inc.	2,752	$76,450	1.4%
Alkermes, Inc.	4,147	76,305	1.4%
Barr Pharmaceuticals, Inc.	1,333	75,860	1.4%
Ipsen S.A. (France)	1,316	75,704	1.4%
Sigma-Aldrich Corp.	1,533	74,719	1.3%
Cytyc Corp.	1,567	74,668	1.3%
Elan Corp. PLC ADR (Ireland)	3,548	74,650	1.3%
Myriad Genetics, Inc.	1,421	74,105	1.3%
Applera Corp. - Applied Biosystems Group	2,130	73,783	1.3%
Advanced Medical Optics, Inc.	2,385	72,957	1.3%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular company. For a complete list of holdings go to www.healthsharesinc.com.

HealthSharesTM, Inc.

FEES AND EXPENSES (UNAUDITED)

As a shareholder of one or more of the various HealthSharesTM Funds (each, a "Fund"), you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period (or since inception) and held through the period ended September 30, 2007.

ACTUAL EXPENSES

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses (which is not the Funds' actual return.) The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value April 1, 2007	Ending Account Value September 30, 2007	Annualized Expense Ratio(5) Based on the Six-Month Period	Expenses Paid During the Six-Month Period
HealthSharesTM Autoimmune-Inflammation Exchange-Traded Fund
Actual	$1,000.00	$890.20	0.79%	$3.75
Hypothetical (5% return before expenses)	$1,000.00	$1,021.10	0.79%	$4.01
HealthSharesTM Cancer Exchange-Traded Fund
Actual	$1,000.00	$1,124.00	0.79%	$4.20
Hypothetical (5% return before expenses)	$1,000.00	$1,021.12	0.79%	$3.99
HealthSharesTM Cardio Devices Exchange-Traded Fund
Actual	$1,000.00	$1,084.50	0.76%	$4.00
Hypothetical (5% return before expenses)	$1,000.00	$1,021.23	0.76%	$3.88
HealthSharesTM Cardiology Exchange-Traded Fund
Actual	$1,000.00	$967.60	0.79%	$3.92
Hypothetical (5% return before expenses)	$1,000.00	$1,021.09	0.79%	$4.02
HealthSharesTM Diagnostics Exchange-Traded Fund
Actual	$1,000.00	$1,307.60	0.76%	$4.39
Hypothetical (5% return before expenses)	$1,000.00	$1,021.26	0.76%	$3.85

HealthSharesTM, Inc.

FEES AND EXPENSES (UNAUDITED)

	Beginning Account Value April 1, 2007	Ending Account Value September 30, 2007	Annualized Expense Ratio(5) Based on the Six-Month Period	Expenses Paid During the Six-Month Period
HealthSharesTM Emerging Cancer Exchange-Traded Fund
Actual	$1,000.00	$863.20	0.77%	$3.58
Hypothetical (5% return before expenses)	$1,000.00	$1,021.23	0.77%	$3.88
HealthSharesTM Enabling Technologies Exchange-Traded Fund
Actual	$1,000.00	$1,196.30	0.76%	$4.21
Hypothetical (5% return before expenses)	$1,000.00	$1,021.24	0.76%	$3.87
HealthSharesTM GI/Gender Health Exchange-Traded Fund
Actual	$1,000.00	$928.80	0.79%	$3.83
Hypothetical (5% return before expenses)	$1,000.00	$1,021.10	0.79%	$4.01
HealthSharesTM Metabolic-Endocrine Disorders Exchange-Traded Fund
Actual	$1,000.00	$955.80	0.79%	$3.89
Hypothetical (5% return before expenses)	$1,000.00	$1,021.09	0.79%	$4.02
HealthSharesTM Neuroscience Exchange-Traded Fund
Actual	$1,000.00	$847.10	0.79%	$3.68
Hypothetical (5% return before expenses)	$1,000.00	$1,021.09	0.79%	$4.02
HealthSharesTM Ophthalmology Exchange-Traded Fund
Actual	$1,000.00	$952.40	0.79%	$3.88
Hypothetical (5% return before expenses)	$1,000.00	$1,021.10	0.79%	$4.01
HealthSharesTM Patient Care Services Exchange-Traded Fund
Actual	$1,000.00	$961.80	0.76%	$3.75
Hypothetical (5% return before expenses)	$1,000.00	$1,021.24	0.76%	$3.87
HealthSharesTM Respiratory/Pulmonary Exchange-Traded Fund
Actual	$1,000.00	$991.50	0.79%	$3.94
Hypothetical (5% return before expenses)	$1,000.00	$1,021.11	0.79%	$4.00
HealthSharesTM Composite Exchange-Traded Fund
Actual	$1,000.00	$1,076.10	0.79%	$4.11
Hypothetical (5% return before expenses)	$1,000.00	$1,021.11	0.79%	$4.00

HealthSharesTM, Inc.

FEES AND EXPENSES (UNAUDITED)

	Beginning Account Value April 3, 2007 (Commencement of Investment Operations)	Ending Account Value September 30, 2007	Annualized Expense Ratio(5) based on number of days in the period	Expenses Paid During Period(1) April 3, 2007 (Commencement of Investment Operations) to September 30, 2007
HealthSharesTM Infectious Disease Exchange-Traded Fund
Actual	$1,000.00	$855.60	0.79%	$3.62
Hypothetical (5% return before expenses)	$1,000.00	$1,021.12	0.79%	$3.99
HealthSharesTM European Drugs Exchange-Traded Fund
Actual	$1,000.00	$1,043.10	0.99%	$4.99
Hypothetical (5% return before expenses)	$1,000.00	$1,020.13	0.99%	$4.99
	Beginning Account Value April 18, 2007 (Commencement of Investment Operations)	Ending Account Value September 30, 2007	Annualized Expense Ratio(5) based on number of days in the period	Expenses Paid During Period(2) April 18, 2007 (Commencement of Investment Operations) to September 30, 2007
HealthSharesTM Dermatology and Wound Care Exchange-Traded Fund
Actual	$1,000.00	$941.30	0.79%	$3.49
Hypothetical (5% return before expenses)	$1,000.00	$1,021.10	0.79%	$4.01
	Beginning Account Value June 1, 2007 (Commencement of Investment Operations)	Ending Account Value September 30, 2007	Annualized Expense Ratio(5) based on number of days in the period	Expenses Paid During Period(3) June 1, 2007 (Commencement of Investment Operations) to September 30, 2007
HealthSharesTM European Medical Products and Devices Exchange-Traded Fund
Actual	$1,000.00	$950.10	1.01%	$3.28
Hypothetical (5% return before expenses)	$1,000.00	$1,020.02	1.01%	$5.10
	Beginning Account Value July 13, 2007 (Commencement of Investment Operations)	Ending Account Value September 30, 2007	Annualized Expense Ratio(5) based on number of days in the period	Expenses Paid During Period(4) July 13, 2007 (Commencement of Investment Operations) to September 30, 2007
HealthSharesTM Orthopedic Repair Exchange-Traded Fund
Actual	$1,000.00	$1,046.00	0.83%	$1.87
Hypothetical (5% return before expenses)	$1,000.00	$1,020.89	0.83%	$4.22

(1) Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period April 3, 2007 (commencement of investment operations) to September 30, 2007. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 181 days and then dividing the result by 365.

(2) Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period April 18, 2007(commencement of investment operations) to September 30, 2007. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 166 days and then dividing the result by 365.

(3) Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period June 1, 2007(commencement of investment operations) to September 30, 2007. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 122 days and then dividing the result by 365.

(4) Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period July 13, 2007(commencement of investment operations) to September 30, 2007. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 80 days and then dividing the result by 365.

(5) The Advisor has contractually agreed to reduce its advisory fees and/or pay Fund expenses (excluding, among other things, interest, taxes, brokerage commissions and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of each Fund to 0.75% per annum (0.95% per annum for European Drugs ETF and European Medical Products and Devices ETF) of each Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect until at least January 31, 2009. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. This reimbursement may be requested by the Advisor if the aggregate amount actually paid by each Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Cap.

HealthSharesTM, Inc.

PORTFOLIO OF INVESTMENTS

HEALTHSHARESTM AUTOIMMUNE-INFLAMMATION EXCHANGE-TRADED FUND

September 30, 2007

	Shares	Market Value
COMMON STOCKS—99.4%
BIOTECHNOLOGY—67.7%
Active Biotech AB (Sweden)*	7,313	$78,002
Combinatorx, Inc.*	14,188	87,682
Cytos Biotechnology AG (Switzerland)*	1,024	81,520
Dynavax Technologies Corp.*	25,666	110,107
Genmab A/S (Denmark)*	3,341	207,165
Human Genome Sciences, Inc.*	10,449	107,520
Immunomedics, Inc.*	50,364	115,334
Ligand Pharmaceuticals, Inc., Class B	17,906	95,618
Medarex, Inc.*	6,392	90,511
Millennium Pharmaceuticals, Inc.*	8,036	81,565
PDL BioPharma, Inc.*	4,560	98,542
Rigel Pharmaceuticals, Inc.*	10,373	97,817
Vertex Pharmaceuticals, Inc.*	3,077	118,188
XOMA Ltd. (Bermuda)*	30,760	104,892
ZymoGenetics, Inc.*	7,523	98,175
Total Biotechnology		1,572,638
LIFE SCIENCES TOOLS & SERVICES—2.3%
Enzo Biochem, Inc.*	4,778	54,230
PHARMACEUTICALS—29.4%
Aspreva Pharmaceuticals Corp. (Canada)*	6,337	130,035
Elan Corp. PLC ADR (Ireland)*	8,676	182,543
GW Pharmaceuticals PLC (United Kingdom)*	45,272	58,108
Pharmacopeia, Inc.*	16,925	96,811
Sepracor, Inc.*	2,342	64,405
Watson Pharmaceuticals, Inc.*	4,679	151,600
Total Pharmaceuticals		683,502
Total Investments—99.4% (Cost $2,488,035)		$2,310,370
Other assets less liabilities—0.6%		12,895
Net Assets—100.0%		$2,323,265

ADR - American Depositary Receipt.

* Non-income producing security.

COUNTRY BREAKDOWN AS OF SEPTEMBER 30, 2007

	Market Value	% of Net Assets
United States	$1,468,105	63.2%
Denmark	207,165	8.9
Ireland	182,543	7.9
Canada	130,035	5.6
Bermuda	104,892	4.5
Switzerland	81,520	3.5
Sweden	78,002	3.3
United Kingdom	58,108	2.5
Total Investments	2,310,370	99.4
Other assets less liabilities	12,895	0.6
Net Assets	$2,323,265	100.0%

See Notes to Financial Statements.

HealthSharesTM, Inc.

PORTFOLIO OF INVESTMENTS

HEALTHSHARESTM CANCER EXCHANGE-TRADED FUND

September 30, 2007

	Shares	Market Value
COMMON STOCKS—99.7%
BIOTECHNOLOGY—76.7%
Cephalon, Inc.*	1,587	$115,946
Human Genome Sciences, Inc.*	11,010	113,293
ImClone Systems, Inc.*	3,659	151,263
Isis Pharmaceuticals, Inc.*	9,794	146,616
Medarex, Inc.*	5,743	81,321
Millennium Pharmaceuticals, Inc.*	13,195	133,929
Myriad Genetics, Inc.*	2,399	125,108
Onyx Pharmaceuticals, Inc.*	8,691	378,233
OSI Pharmaceuticals, Inc.*	3,144	106,865
PDL BioPharma, Inc.*	4,844	104,679
Pharmion Corp.*	4,010	185,021
Regeneron Pharmaceuticals, Inc.*	6,563	116,821
Seattle Genetics, Inc.*	11,949	134,307
United Therapeutics Corp.*	2,533	168,546
Vertex Pharmaceuticals, Inc.*	3,696	141,963
ZymoGenetics, Inc.*	6,213	81,080
Total Biotechnology		2,284,991
HEALTH CARE EQUIPMENT & SUPPLIES—4.3%
Hospira, Inc.*	3,114	129,075
LIFE SCIENCES TOOLS & SERVICES—4.1%
Exelixis, Inc.*	11,455	121,308
PHARMACEUTICALS—14.6%
Abraxis Bioscience, Inc.*	3,954	90,270
Ipsen SA (France)	1,663	95,666
MGI Pharma, Inc.*	4,204	116,787
Shire PLC ADR (United Kingdom)	1,771	131,018
Total Pharmaceuticals		433,741
Total Investments—99.7% (Cost $2,509,563)		$2,969,115
Other assets less liabilities—0.3%		9,740
Net Assets—100.0%		$2,978,855

ADR - American Depositary Receipt.

* Non-income producing security.

COUNTRY BREAKDOWN AS OF SEPTEMBER 30, 2007

	Market Value	% of Net Assets
United States	$2,742,431	92.1%
United Kingdom	131,018	4.4
France	95,666	3.2
Total Investments	2,969,115	99.7
Other assets less liabilities	9,740	0.3
Net Assets	$2,978,855	100.0%

See Notes to Financial Statements.

HealthSharesTM, Inc.

PORTFOLIO OF INVESTMENTS

HEALTHSHARESTM CARDIO DEVICES EXCHANGE-TRADED FUND

September 30, 2007

	Shares	Market Value
COMMON STOCKS—97.3%
HEALTH CARE EQUIPMENT & SUPPLIES—91.2%
ABIOMED, Inc.*	15,440	$191,919
AngioDynamics, Inc.*	10,757	202,769
Atrion Corp.	2,639	329,875
C.R. Bard, Inc.	3,269	288,293
Cardiac Science Corp.*	17,311	174,495
Datascope Corp.	4,380	148,088
Edwards Lifesciences Corp.*	5,154	254,144
Endologix, Inc.*	55,913	220,297
ev3, Inc.*	12,092	198,551
Foxhollow Technologies, Inc.*	10,203	269,359
Kensey Nash Corp.*	6,594	172,169
Kyphon, Inc.*	5,863	410,411
Merit Medical Systems, Inc.*	16,236	210,743
NMT Medical, Inc.*	16,651	132,708
Possis Medical, Inc.*	15,612	211,543
Spectranetics (The) Corp.*	27,012	364,123
St. Jude Medical, Inc.*	5,348	235,686
Stereotaxis, Inc.*	18,861	260,093
Thoratec Corp.*	10,419	215,569
Vascular Solutions, Inc.*	18,785	149,904
Volcano Corp.*	15,791	259,604
Total Health Care Equipment & Supplies		4,900,343
HEALTH CARE PROVIDERS & SERVICES—6.1%
CryoLife, Inc.*	34,600	326,970
Total Investments—97.3% (Cost $5,041,082)		$5,227,313
Other assets less liabilities—2.7%		143,768
Net Assets—100.0%		$5,371,081

* Non-income producing security.

COUNTRY BREAKDOWN AS OF SEPTEMBER 30, 2007

	Market Value	% of Net Assets
United States	$5,227,313	97.3%
Total Investments	5,227,313	97.3
Other assets less liabilities	143,768	2.7
Net Assets	$5,371,081	100.0%

See Notes to Financial Statements.

HealthSharesTM, Inc.

PORTFOLIO OF INVESTMENTS

HEALTHSHARESTM CARDIOLOGY EXCHANGE-TRADED FUND

September 30, 2007

	Shares	Market Value
COMMON STOCKS—99.4%
BIOTECHNOLOGY—53.3%
Alexion Pharmaceuticals, Inc.*	2,937	$191,345
Amylin Pharmaceuticals, Inc.*	3,041	152,050
Angiotech Pharmaceuticals, Inc. (Canada)*	17,159	107,587
CV Therapeutics, Inc.*	10,320	92,674
Encysive Pharmaceuticals, Inc.*	41,300	62,363
Human Genome Sciences, Inc.*	10,700	110,103
Millennium Pharmaceuticals, Inc.*	12,155	123,373
Momenta Pharmaceuticals, Inc.*	6,853	78,056
Nuvelo, Inc.*	29,157	59,772
Speedel Holding AG (Switzerland)*	610	79,788
United Therapeutics Corp.*	1,744	116,046
Vical, Inc.*	14,462	70,719
Total Biotechnology		1,243,876
CHEMICALS—3.6%
Solvay SA (Belgium)	574	83,076
HEALTH CARE EQUIPMENT & SUPPLIES—6.6%
Edwards Lifesciences Corp.*	1,729	85,257
Hospira, Inc.*	1,674	69,387
Total Health Care Equipment & Supplies		154,644
PHARMACEUTICALS—35.9%
Barr Pharmaceuticals, Inc.*	4,424	251,770
Biovail Corp. (Canada)	7,516	130,553
Cardiome Pharma Corp. (Canada)*	8,681	81,949
Medicines (The) Co.*	5,203	92,665
Mylan Laboratories, Inc.	5,196	82,928
Par Pharmaceutical Cos., Inc.*	4,389	81,460
Watson Pharmaceuticals, Inc.*	3,545	114,858
Total Pharmaceuticals		836,183
Total Investments—99.4% (Cost $2,361,800)		$2,317,779
Other assets less liabilities—0.6%		13,167
Net Assets—100.0%		$2,330,946

* Non-income producing security.

COUNTRY BREAKDOWN AS OF SEPTEMBER 30, 2007

	Market Value	% of Net Assets
United States	$1,834,826	78.7%
Canada	320,089	13.7
Belgium	83,076	3.6
Switzerland	79,788	3.4
Total Investments	2,317,779	99.4
Other assets less liabilities	13,167	0.6
Net Assets	$2,330,946	100.0%

See Notes to Financial Statements.

HealthSharesTM, Inc.

PORTFOLIO OF INVESTMENTS

HEALTHSHARESTM DERMATOLOGY AND WOUND CARE EXCHANGE-TRADED FUND

September 30, 2007

	Shares	Market Value
COMMON STOCKS—99.6%
BIOTECHNOLOGY—33.9%
Angiotech Pharmaceuticals, Inc. (Canada)*	12,127	$76,036
Basilea Pharmaceutica AG (Switzerland)*	894	203,182
Innogenetics NV (Belgium)*	8,827	80,969
LifeCell Corp.*	5,489	206,222
Ligand Pharmaceuticals, Inc., Class B	16,598	88,633
Medigene AG (Germany)*	10,327	74,314
QLT, Inc. (Canada)*	14,418	82,038
Total Biotechnology		811,394
HEALTH CARE EQUIPMENT & SUPPLIES—14.9%
Integra LifeSciences Holdings Corp.*	2,308	112,123
Mentor Corp.	2,910	134,005
Smith & Nephew PLC ADR (United Kingdom)	1,804	110,477
Total Health Care Equipment & Supplies		356,605
PHARMACEUTICALS—50.8%
Barrier Therapeutics, Inc.*	18,444	111,402
Bradley Pharmaceuticals, Inc.*	7,832	142,542
CollaGenex Pharmaceuticals, Inc.*	5,642	50,665
Medicis Pharmaceutical Corp., Class A	3,259	99,432
Mylan Laboratories, Inc.	6,107	97,468
Perrigo Co.	8,115	173,255
PhotoCure ASA (Norway)*	11,118	106,623
Shire PLC ADR (United Kingdom)	963	71,243
Sinclair Pharma PLC (United Kingdom)*	67,485	116,867
SkyePharma PLC (United Kingdom)*	226,512	76,145
Valeant Pharmaceuticals International*	6,517	100,883
Watson Pharmaceuticals, Inc.*	2,165	70,146
Total Pharmaceuticals		1,216,671
Total Investments—99.6% (Cost $2,515,971)		$2,384,670
Other assets less liabilities—0.4%		8,630
Net Assets—100.0%		$2,393,300

ADR - American Depositary Receipt.

* Non-income producing security.

COUNTRY BREAKDOWN AS OF SEPTEMBER 30, 2007

	Market Value	% of Net Assets
United States	$1,386,776	57.9%
United Kingdom	374,732	15.6
Switzerland	203,182	8.5
Canada	158,074	6.6
Norway	106,623	4.5
Belgium	80,969	3.4
Germany	74,314	3.1
Total Investments	2,384,670	99.6
Other assets less liabilities	8,630	0.4
Net Assets	$2,393,300	100.0%

See Notes to Financial Statements.

HealthSharesTM, Inc.

PORTFOLIO OF INVESTMENTS

HEALTHSHARESTM DIAGNOSTICS EXCHANGE-TRADED FUND

September 30, 2007

	Shares	Market Value
COMMON STOCKS—99.6%
BIOTECHNOLOGY—9.6%
Applera Corp. - Celera Group*	62,328	$876,332
Myriad Genetics, Inc.*	43,262	2,256,113
Total Biotechnology		3,132,445
HEALTH CARE EQUIPMENT & SUPPLIES—75.3%
Beckman Coulter, Inc.	19,102	1,408,964
C.R. Bard, Inc.	18,480	1,629,751
Cytyc Corp.*	35,269	1,680,568
Dade Behring Holdings, Inc.	19,709	1,504,782
Gen-Probe, Inc.*	15,406	1,025,731
Hologic, Inc.*	28,346	1,729,106
IDEXX Laboratories, Inc.*	13,384	1,466,753
Immucor, Inc.*	28,800	1,029,600
Inverness Medical Innovations, Inc.*	23,701	1,311,139
Meridian Bioscience, Inc.	112,073	3,398,054
Merit Medical Systems, Inc.*	110,764	1,437,717
OraSure Technologies, Inc.*	136,648	1,373,312
Quidel Corp.*	104,652	2,046,993
ResMed, Inc.*	27,076	1,160,748
SonoSite, Inc.*	45,545	1,390,033
Varian Medical Systems, Inc.*	23,748	994,804
Total Health Care Equipment & Supplies		24,588,055
HEALTH CARE PROVIDERS & SERVICES—2.6%
Laboratory Corp. of America Holdings*	10,808	845,510
LIFE SCIENCES TOOLS & SERVICES—12.1%
Bio-Rad Laboratories, Inc., Class A*	12,686	1,148,083
Techne Corp.*	22,393	1,412,551
Ventana Medical Systems, Inc.*	16,307	1,400,934
Total Life Sciences Tools & Services		3,961,568
Total Investments—99.6% (Cost $28,782,603)		$32,527,578
Other assets less liabilities—0.4%		137,940
Net Assets—100.0%		$32,665,518

* Non-income producing security

COUNTRY BREAKDOWN AS OF SEPTEMBER 30, 2007

	Market Value	% of Net Assets
United States	$32,527,578	99.6%
Total Investments	32,527,578	99.6
Other assets less liabilities	137,940	0.4
Net Assets	$32,665,518	100.0%

See Notes to Financial Statements.

HealthSharesTM, Inc.

PORTFOLIO OF INVESTMENTS

HEALTHSHARESTM EMERGING CANCER EXCHANGE-TRADED FUND

September 30, 2007

	Shares	Market Value
COMMON STOCKS—98.5%
BIOTECHNOLOGY—98.5%
ADVENTRX Pharmaceuticals, Inc.*	127,508	$327,696
AEterna Zentaris, Inc. (Canada)*	117,318	308,546
Allos Therapeutics, Inc.*	52,491	249,332
ARIAD Pharmaceuticals, Inc.*	41,345	191,427
Array BioPharma, Inc.*	36,553	410,490
BioCryst Pharmaceuticals, Inc.*	35,465	256,057
Bioenvision, Inc.*	44,796	236,523
Cell Genesys, Inc.*	87,928	335,885
Coley Pharmaceutical Group, Inc.*	92,689	291,043
Cytokinetics, Inc.*	45,141	231,122
Dendreon Corp.*	63,775	490,429
Enzon Pharmaceuticals, Inc.*	29,811	262,635
Geron Corp.*	25,356	185,606
GPC Biotech AG ADR (Germany)*	33,911	411,001
GTx, Inc.*	18,488	300,985
Keryx Biopharmaceuticals, Inc.*	19,221	191,057
Marshall Edwards, Inc. (Australia)*	59,796	186,564
Peregrine Pharmaceuticals, Inc.*	276,487	185,136
Progenics Pharmaceuticals, Inc.*	12,718	281,195
QLT, Inc. (Canada)*	52,091	296,398
Telik, Inc.*	99,400	289,254
XOMA Ltd.*	119,960	409,064
Total Investments—98.5% (Cost $6,845,495)		$6,327,445
Other assets less liabilities—1.5%		94,612
Net Assets—100.0%		$6,422,057

ADR - American Depositary Receipt.

* Non-income producing security.

COUNTRY BREAKDOWN AS OF SEPTEMBER 30, 2007

	Market Value	% of Net Assets
United States	$5,124,936	79.8%
Canada	604,944	9.4
Germany	411,001	6.4
Australia	186,564	2.9
Total Investments	6,327,445	98.5
Other assets less liabilities	94,612	1.5
Net Assets	$6,422,057	100.0%

See Notes to Financial Statements.

HealthSharesTM, Inc.

PORTFOLIO OF INVESTMENTS

HEALTHSHARESTM ENABLING TECHNOLOGIES EXCHANGE-TRADED FUND

September 30, 2007

	Shares	Market Value
COMMON STOCKS—97.5%
BIOTECHNOLOGY—29.0%
Applera Corp. - Celera Group*	20,539	$288,778
Cepheid, Inc.*	28,178	642,458
Human Genome Sciences, Inc.*	30,985	318,836
Millennium Pharmaceuticals, Inc.*	39,618	402,123
Sangamo BioSciences, Inc.*	76,122	1,074,082
Total Biotechnology		2,726,277
CHEMICALS—8.2%
Sigma-Aldrich Corp.	10,070	490,812
Symyx Technologies, Inc.*	32,086	278,827
Total Chemicals		769,639
HEALTH CARE EQUIPMENT & SUPPLIES—7.1%
Beckman Coulter, Inc.	4,668	344,312
Hillenbrand Industries, Inc.	5,901	324,673
Total Health Care Equipment & Supplies		668,985
LIFE SCIENCES TOOLS & SERVICES—49.4%
Accelrys, Inc.*	53,909	369,277
Affymetrix, Inc.*	10,356	262,732
Applera Corp. - Applied Biosystems Group	9,331	323,226
Cambrex Corp.	26,760	291,416
Illumina, Inc.*	17,009	882,426
Invitrogen Corp.*	6,038	493,486
Luminex Corp.*	20,999	316,665
Millipore Corp.*	3,818	289,404
PerkinElmer, Inc.	15,724	459,298
QIAGEN N.V. (Netherlands)*	15,197	294,974
Techne Corp.*	4,926	310,732
Waters Corp.*	5,097	341,091
Total Life Sciences Tools & Services		4,634,727
MACHINERY—3.8%
Pall Corp.	9,114	354,535
Total Investments—97.5% (Cost $8,280,239)		$9,154,163
Other assets less liabilities—2.5%		232,283
Net Assets—100.0%		$9,386,446

ADR - American Depositary Receipt.

* Non-income producing security.

COUNTRY BREAKDOWN AS OF SEPTEMBER 30, 2007

	Market Value	% of Net Assets
United States	$8,859,189	94.4%
Netherlands	294,974	3.1
Total Investments	9,154,163	97.5
Other assets less liabilities	232,283	2.5
Net Assets	$9,386,446	100.0%

See Notes to Financial Statements.

HealthSharesTM, Inc.

PORTFOLIO OF INVESTMENTS

HEALTHSHARESTM EUROPEAN DRUGS EXCHANGE-TRADED FUND

September 30, 2007

	Shares	Market Value
COMMON STOCKS—99.4%
BIOTECHNOLOGY—48.5%
Actelion Ltd. (Switzerland)*	3,209	$177,179
Basilea Pharmaceutica AG (Switzerland)*	664	150,909
Bavarian Nordic A/S (Denmark)*	986	84,278
Crucell NV ADR (Netherlands)*	3,907	80,640
Cytos Biotechnology AG (Switzerland)*	1,397	111,215
Genmab A/S (Denmark)*	4,480	277,790
GPC Biotech AG (Germany)*	5,477	66,675
Grifols S.A. (Spain)	5,832	133,533
NicOx S.A. (France)*	3,317	79,250
Zeltia S.A. (Spain)	12,137	131,699
Total Biotechnology		1,293,168
HEALTH CARE EQUIPMENT & SUPPLIES—3.3%
Omega Pharma S.A. (Belgium)	1,004	87,812
PHARMACEUTICALS—47.6%
Alk-Abello A/S (Denmark)	544	110,017
Elan Corp. PLC ADR (Ireland)*	7,777	163,629
FAES FARMA S.A. (Spain)	4,895	86,809
H. Lundbeck A/S (Denmark)	3,978	107,773
Hikma Pharmaceuticals PLC (United Kingdom)	10,136	86,732
Intercell AG (Austria)*	4,405	158,306
Ipsen S.A. (France)	1,581	90,949
Meda AB, Class A (Sweden)	7,488	120,381
Recordati S.p.A. (Italy)	8,707	82,097
Richter Gedeon Nyrt. (Hungary)	710	151,133
Stada Arzneimittel AG (Germany)	1,732	112,640
Total Pharmaceuticals		1,270,466
Total Investments—99.4% (Cost $2,595,568)		$2,651,446
Other assets less liabilities—0.6%		16,830
Net Assets—100.0%		$2,668,276

ADR - American Depositary Receipt.

* Non-income producing security

COUNTRY BREAKDOWN AS OF SEPTEMBER 30, 2007

	Market Value	% of Net Assets
Denmark	$579,858	21.7%
Switzerland	439,303	16.5
Spain	351,964	13.2
Germany	179,315	6.7
France	170,199	6.4
Ireland	163,629	6.1
Austria	158,306	5.9
Hungary	151,133	5.7
Sweden	120,381	4.5
Belgium	87,812	3.3
United Kingdom	86,809	3.3
Italy	82,097	3.1
Netherlands	80,640	3.0
Total Investments	2,651,446	99.4
Other assets less liabilities	16,830	0.6
Net Assets	$2,668,276	100.0%

See Notes to Financial Statements.

HealthSharesTM, Inc.

PORTFOLIO OF INVESTMENTS

HEALTHSHARESTM EUROPEAN MEDICAL PRODUCTS AND DEVICES EXCHANGE-TRADED FUND

September 30, 2007

	Shares	Market Value
COMMON STOCKS—99.3%
BIOTECHNOLOGY—3.0%
Q-MED AB (Sweden)	5,065	$72,424
HEALTH CARE EQUIPMENT & SUPPLIES—88.2%
Bespak PLC (United Kingdom)	4,960	66,442
Carl Zeiss Meditec AG (Germany)	5,097	111,847
Coloplast A/S, Class B (Denmark)	799	75,764
Corin Group PLC (United Kingdom)	18,365	238,527
Draegerwerk AG (Germany)	1,075	98,608
Elekta AB, Class B (Sweden)	10,047	163,074
Getinge AB, Class B (Sweden)	5,515	132,993
Gyrus Group PLC (United Kingdom)*	8,192	63,839
Ion Beam Applications (Belgium)*	3,408	96,643
Nobel Biocare Holding AG (Switzerland)	322	86,895
Optos PLC (United Kingdom)*	20,075	80,368
Prim SA (Spain)	4,443	104,889
Sartorius Stedim Biotech (France)	2,590	141,883
Sonova Holding AG (Switzerland)	1,755	175,471
Sorin S.p.A. (Italy)*	35,549	73,559
SSL International PLC (United Kingdom)	13,560	117,412
Straumann Holding AG (Switzerland)	420	117,565
William Demant Holding A/S (Denmark)*	863	76,069
Ypsomed Holding AG (Switzerland)*	1,141	83,021
Total Health Care Equipment & Supplies		2,104,869
HEALTH CARE PROVIDERS & SERVICES—3.0%
Synergy Healthcare PLC (United Kingdom)	4,227	71,177
LIFE SCIENCES TOOLS & SERVICES—5.1%
Tecan Group AG (Switzerland)	1,895	121,662
Total Investments—99.3% (Cost $2,475,983)		$2,370,132
Other assets less liabilities—0.7%		16,590
Net Assets—100.0%		$2,386,722

* Non-income producing security.

COUNTRY BREAKDOWN AS OF SEPTEMBER 30, 2007

	Market Value	% of Net Assets
United Kingdom	$637,765	26.7%
Switzerland	584,614	24.5
Sweden	368,491	15.4
Germany	210,455	8.8
Denmark	151,833	6.4
France	141,883	5.9
Spain	104,889	4.4
Belgium	96,643	4.1
Italy	73,559	3.1
Total Investments	2,370,132	99.3
Other assets less liabilities	16,590	0.7
Net Assets	$2,386,722	100.0%

See Notes to Financial Statements.

HealthSharesTM, Inc.

PORTFOLIO OF INVESTMENTS

HEALTHSHARESTM GI/GENDER HEALTH EXCHANGE-TRADED FUND

September 30, 2007

	Shares	Market Value
COMMON STOCKS—99.5%
BIOTECHNOLOGY—24.7%
AEterna Zentaris, Inc. (Canada)*	24,296	$63,898
Alizyme PLC (United Kingdom)*	37,623	54,614
Indevus Pharmaceuticals, Inc.*	12,031	83,134
Ligand Pharmaceuticals, Inc., Class B	16,186	86,433
Medarex, Inc.*	8,526	120,729
Neurocrine Biosciences, Inc.*	11,651	116,510
Theravance, Inc.*	3,000	78,270
Total Biotechnology		603,588
CHEMICALS—3.3%
Solvay SA (Belgium)	566	81,918
HEALTH CARE EQUIPMENT & SUPPLIES—5.5%
Mentor Corp.	2,900	133,545
PHARMACEUTICALS—66.0%
Adolor Corp.*	28,462	97,340
Auxilium Pharmaceuticals, Inc.*	7,452	157,088
Axcan Pharma, Inc. (Canada)*	7,310	151,829
Barr Pharmaceuticals, Inc.*	2,062	117,348
Dr. Reddy's Laboratories Ltd. ADR (India)	7,595	124,254
King Pharmaceuticals, Inc.*	9,458	110,848
Nastech Pharmaceutical Co., Inc.*	9,422	125,407
Noven Pharmaceuticals, Inc.*	4,211	67,081
Richter Gedeon Nyrt. (Hungary)	1,190	253,308
Salix Pharmaceuticals Ltd.*	8,590	106,688
Santarus, Inc.*	41,121	108,971
Warner Chilcott Ltd., Class A (Bermuda)*	4,873	86,593
Watson Pharmaceuticals, Inc.*	3,254	105,430
Total Pharmaceuticals		1,612,185
Total Investments—99.5% (Cost $2,532,072)		$2,431,236
Other assets less liabilities—0.5%		12,302
Net Assets—100.0%		$2,443,538

ADR - American Depositary Receipt.

* Non-income producing security.

COUNTRY BREAKDOWN AS OF SEPTEMBER 30, 2007

	Market Value	% of Net Assets
United States	$1,614,822	66.1%
Hungary	253,308	10.4
Canada	215,727	8.8
India	124,254	5.1
Bermuda	86,593	3.5
Belgium	81,918	3.4
United Kingdom	54,614	2.2
Total Investments	2,431,236	99.5
Other assets less liabilities	12,302	0.5
Net Assets	$2,443,538	100.0%

See Notes to Financial Statements.

HealthSharesTM, Inc.

PORTFOLIO OF INVESTMENTS

HEALTHSHARESTM INFECTIOUS DISEASE EXCHANGE-TRADED FUND

September 30, 2007

	Shares	Market Value
COMMON STOCKS—99.5%
BIOTECHNOLOGY—48.5%
Basilea Pharmaceutica AG (Switzerland)*	677	$153,864
Bavarian Nordic A/S (Denmark)*	1,142	97,611
Crucell NV ADR (Netherlands)*	7,002	144,521
Cubist Pharmaceuticals, Inc.*	3,996	84,435
Human Genome Sciences, Inc.*	7,106	73,121
Idenix Pharmaceuticals, Inc.*	39,099	112,996
Innogenetics NV (Belgium)*	6,485	59,486
Medarex, Inc.*	5,672	80,316
Theravance, Inc.*	3,561	92,906
Vertex Pharmaceuticals, Inc.*	4,352	167,160
Total Biotechnology		1,066,416
CHEMICALS—5.7%
Solvay SA (Belgium)	860	124,470
HEALTH CARE EQUIPMENT & SUPPLIES—8.6%
Hospira, Inc.*	4,555	188,805
LIFE SCIENCES TOOLS & SERVICES—7.9%
Enzo Biochem, Inc.*	10,355	117,529
Nektar Therapeutics*	6,443	56,892
Total Life Sciences Tools & Services		174,421
PHARMACEUTICALS—28.8%
Abraxis Bioscience, Inc.*	4,317	98,558
Barr Pharmaceuticals, Inc.*	1,385	78,820
Flamel Technologies S.A. ADR (France)*	6,336	56,961
King Pharmaceuticals, Inc.*	6,304	73,883
Mylan, Inc.	5,399	86,168
Valeant Pharmaceuticals International*	3,878	60,031
ViroPharma, Inc.*	10,850	96,565
Watson Pharmaceuticals, Inc.*	2,531	82,004
Total Pharmaceuticals		632,990
Total Investments—99.5% (Cost $2,547,593)		$2,187,102
Other assets less liabilities—0.5%		10,072
Net Assets—100.0%		$2,197,174

ADR - American Depositary Receipt.

* Non-income producing security.

COUNTRY BREAKDOWN AS OF SEPTEMBER 30, 2007

	Market Value	% of Net Assets
United States	$1,550,189	70.5%
Belgium	183,956	8.4
Switzerland	153,864	7.0
Netherlands	144,521	6.6
Denmark	97,611	4.4
France	56,961	2.6
Total Investments	2,187,102	99.5
Other assets less liabilities	10,072	0.5
Net Assets	$2,197,174	100.0%

See Notes to Financial Statements.

HealthSharesTM, Inc.

PORTFOLIO OF INVESTMENTS

HEALTHSHARESTM METABOLIC-ENDOCRINE DISORDERS EXCHANGE-TRADED FUND

September 30, 2007

	Shares	Market Value
COMMON STOCKS—99.8%
BIOTECHNOLOGY—57.7%
Alkermes, Inc.*	5,380	$98,992
Amylin Pharmaceuticals, Inc.*	2,772	138,600
Arena Pharmaceuticals, Inc.*	8,636	94,564
Human Genome Sciences, Inc.*	9,177	94,431
Indevus Pharmaceuticals, Inc.*	19,355	133,744
Ligand Pharmaceuticals, Inc., Class B	14,551	77,702
Mannkind Corp.*	11,303	109,413
Metabasis Therapeutics, Inc.*	36,931	107,839
NicOx S.A. (France)*	7,991	190,922
NPS Pharmaceuticals, Inc.*	18,708	107,571
OSI Pharmaceuticals, Inc.*	2,466	83,819
Tercica, Inc.*	21,933	135,985
Total Biotechnology		1,373,582
CHEMICALS—4.0%
Solvay SA (Belgium)	651	94,221
LIFE SCIENCES TOOLS & SERVICES—2.9%
Nektar Therapeutics*	7,941	70,119
PHARMACEUTICALS—35.2%
DepoMed, Inc.*	51,634	105,850
Dr. Reddy's Laboratories Ltd. ADR (India)	4,067	66,536
Emisphere Technologies, Inc.*	27,346	131,534
Flamel Technologies S.A. ADR (France)*	10,862	97,649
Ipsen S.A. (France)	1,541	88,647
Nastech Pharmaceutical Co., Inc.*	8,466	112,682
Prostrakan Group PLC (United Kingdom)*	75,614	114,769
Watson Pharmaceuticals, Inc.*	3,695	119,718
Total Pharmaceuticals		837,385
Total Investments—99.8% (Cost $2,432,223)		$2,375,307
Other assets less liabilities—0.2%		5,293
Net Assets—100.0%		$2,380,600

ADR - American Depositary Receipt.

* Non-income producing security.

COUNTRY BREAKDOWN AS OF SEPTEMBER 30, 2007

	Market Value	% of Net Assets
United States	$1,722,563	72.4%
France	377,218	15.8
United Kingdom	114,769	4.8
Belgium	94,221	4.0
India	66,536	2.8
Total Investments	2,375,307	99.8
Other assets less liabilities	5,293	0.2
Net Assets	$2,380,600	100.0%

See Notes to Financial Statements.

HealthSharesTM, Inc.

PORTFOLIO OF INVESTMENTS

HEALTHSHARESTM NEUROSCIENCE EXCHANGE-TRADED FUND

September 30, 2007

	Shares	Market Value
COMMON STOCKS—99.3%
BIOTECHNOLOGY—11.2%
Cephalon, Inc.*	925	$67,581
Millennium Pharmaceuticals, Inc.*	9,870	100,180
Neurochem, Inc. (Canada)*	27,809	77,031
Total Biotechnology		244,792
CHEMICALS—3.2%
Solvay SA (Belgium)	485	70,195
PHARMACEUTICALS—84.9%
Abraxis Bioscience, Inc.*	4,958	113,191
Adolor Corp.*	29,082	99,460
Aspreva Pharmaceuticals Corp. (Canada)*	4,660	95,623
Barr Pharmaceuticals, Inc.*	1,717	97,714
Biovail Corp. (Canada)	6,183	107,399
Elan Corp. PLC ADR (Ireland)*	5,876	123,631
Endo Pharmaceuticals Holdings, Inc.*	3,500	108,535
Forest Laboratories, Inc.*	5,365	200,061
H. Lundbeck A/S (Denmark)	4,617	125,085
Ipsen SA (France)	1,899	109,242
King Pharmaceuticals, Inc.*	7,094	83,142
MGI Pharma, Inc.*	5,135	142,650
Mylan Laboratories, Inc.	4,344	69,330
Par Pharmaceutical Cos., Inc.*	3,638	67,521
Sepracor, Inc.*	2,651	72,903
Shire PLC ADR (United Kingdom)	1,245	92,105
Valeant Pharmaceuticals International*	4,512	69,846
Watson Pharmaceuticals, Inc.*	2,450	79,381
Total Pharmaceuticals		1,856,819
Total Investments—99.3% (Cost $2,490,720)		$2,171,806
Other assets less liabilities—0.7%		15,730
Net Assets—100.0%		$2,187,536

ADR - American Depositary Receipt.

* Non-income producing security.

COUNTRY BREAKDOWN AS OF SEPTEMBER 30, 2007

	Market Value	% of Net Assets
United States	$1,371,495	62.7%
Canada	280,053	12.8
Denmark	125,085	5.7
Ireland	123,631	5.7
France	109,242	5.0
United Kingdom	92,105	4.2
Belgium	70,195	3.2
Total Investments	2,171,806	99.3
Other assets less liabilities	15,730	0.7
Net Assets	$2,187,536	100.0%

See Notes to Financial Statements.

HealthSharesTM, Inc.

PORTFOLIO OF INVESTMENTS

HEALTHSHARESTM OPHTHALMOLOGY EXCHANGE-TRADED FUND

September 30, 2007

	Shares	Market Value
COMMON STOCKS—100.1%
BIOTECHNOLOGY—17.2%
OSI Pharmaceuticals, Inc.*	2,680	$91,093
OXiGENE, Inc.*	26,348	92,481
QLT, Inc. (Canada)*	19,173	109,094
Regeneron Pharmaceuticals, Inc.*	6,579	117,107
Total Biotechnology		409,775
HEALTH CARE EQUIPMENT & SUPPLIES—40.5%
Advanced Medical Optics, Inc.*	2,622	80,207
Anika Therapeutics, Inc.*	5,563	115,766
Bausch & Lomb, Inc.	1,375	88,000
Carl Zeiss Meditec AG (Germany)	5,204	114,195
Cooper (The) Cos., Inc.	1,717	90,005
InSite Vision, Inc.*	70,120	80,638
Novadaq Technologies, Inc. (Canada)*	22,564	142,600
Shamir Optical Industry Ltd. (Israel)	12,757	153,213
STAAR Surgical Co.*	34,134	102,402
Total Health Care Equipment & Supplies		967,026
HEALTH CARE PROVIDERS & SERVICES—12.7%
AmSurg Corp.*	4,159	95,949
LCA-Vision, Inc.	2,760	81,116
NovaMed, Inc.*	15,086	65,624
TLC Vision Corp. (Canada)*	18,891	59,884
Total Health Care Providers & Services		302,573
PHARMACEUTICALS—20.4%
Akorn, Inc.*	17,519	131,217
Allergan, Inc.	1,425	91,870
Ista Pharmaceuticals, Inc.*	19,029	131,300
Watson Pharmaceuticals, Inc.*	4,103	132,937
Total Pharmaceuticals		487,324
SPECIALTY RETAIL—9.3%
Fielmann AG (Germany)	3,353	223,021
Total Investments—100.1% (Cost $2,514,957)		$2,389,719
Liabilities in excess of other assets—(0.1%)		(2,275)
Net Assets—100.0%		$2,387,444

* Non-income producing security.

COUNTRY BREAKDOWN AS OF SEPTEMBER 30, 2007

	Market Value	% of Net Assets
United States	$1,587,712	66.5%
Germany	337,216	14.1
Canada	311,578	13.1
Israel	153,213	6.4
Total Investments	2,389,719	100.1
Liabilities in excess of other assets	(2,275)	(0.1)
Net Assets	$2,387,444	100.0%

See Notes to Financial Statements.

HealthSharesTM, Inc.

PORTFOLIO OF INVESTMENTS

HEALTHSHARESTM ORTHOPEDIC REPAIR EXCHANGE-TRADED FUND

September 30, 2007

	Shares	Market Value
COMMON STOCKS—99.8%
BIOTECHNOLOGY—7.9%
LifeCell Corp.*	5,592	$210,091
HEALTH CARE EQUIPMENT & SUPPLIES—88.7%
Align Technology, Inc.*	5,946	150,612
ArthroCare Corp.*	2,419	135,198
Atrion Corp.	846	105,750
CONMED Corp.*	3,863	108,125
DENTSPLY International, Inc.	2,400	99,936
DJO, Inc.*	3,723	182,799
Exactech, Inc.*	6,163	98,916
Integra LifeSciences Holdings Corp.*	1,667	80,983
Kensey Nash Corp.*	2,980	77,808
Kyphon, Inc.*	3,266	228,620
Lifecore Biomedical, Inc.*	6,212	80,135
Merit Medical Systems, Inc.*	9,069	117,716
Orthofix International N.V. (Netherlands Antilles)*	2,408	117,920
Orthovita, Inc.*	38,852	117,722
Regeneration Technologies, Inc.*	14,843	159,117
Smith & Nephew PLC ADR (United Kingdom)	1,791	109,681
Symmetry Medical, Inc.*	6,356	106,145
Wright Medical Group, Inc.*	3,529	94,648
Young Innovations, Inc.	3,238	92,639
Zimmer Holdings, Inc.*	975	78,965
Total Health Care Equipment & Supplies		2,343,435
PHARMACEUTICALS—3.2%
Emisphere Technologies, Inc.*	17,239	82,920
Total Investments—99.8% (Cost $2,514,308)		$2,636,446
Other assets less liabilities—0.2%		6,531
Net Assets—100.0%		$2,642,977

ADR - American Depositary Receipt.

* Non-income producing security

COUNTRY BREAKDOWN AS OF SEPTEMBER 30, 2007

	Market Value	% of Net Assets
United States	$2,408,845	91.1%
Netherlands Antilles	117,920	4.5
United Kingdom	109,681	4.2
Total Investments	2,636,446	99.8
Other assets less liabilities	6,531	0.2
Net Assets	$2,642,977	100.0%

See Notes to Financial Statements.

HealthSharesTM, Inc.

PORTFOLIO OF INVESTMENTS

HEALTHSHARESTM PATIENT CARE SERVICES EXCHANGE-TRADED FUND

September 30, 2007

	Shares	Market Value
COMMON STOCKS—98.2%
HEALTH CARE PROVIDERS & SERVICES—98.2%
Apria Healthcare Group, Inc.*	12,102	$314,773
Brookdale Senior Living, Inc.	6,728	267,842
Chemed Corp.	6,392	397,327
Community Health Systems, Inc.*	5,964	187,508
DaVita, Inc.*	10,059	635,527
Express Scripts, Inc.*	4,935	275,472
Fresenius Medical Care AG & Co. ADR (Germany)	6,643	352,102
Health Management Associates, Inc., Class A	31,258	216,931
Health Net, Inc.*	13,591	734,593
HEALTHSOUTH Corp.*	22,912	401,189
Healthways, Inc.*	5,935	320,312
Humana, Inc.*	6,038	421,935
Kindred Healthcare, Inc.*	14,536	260,340
LifePoint Hospitals, Inc.*	11,160	334,912
Lincare Holdings, Inc.*	6,920	253,618
Magellan Health Services, Inc.*	5,409	219,497
Manor Care, Inc.	4,946	318,522
Pediatrix Medical Group, Inc.*	7,571	495,295
Psychiatric Solutions, Inc.*	9,511	373,592
Sunrise Senior Living, Inc.*	6,876	243,204
Tenet Healthcare Corp.*	100,749	338,517
Universal Health Services, Inc., Class B	3,925	213,599
Total Investments—98.2% (Cost $7,661,622)		$7,576,607
Other assets less liabilities—1.8%		137,942
Net Assets—100.0%		$7,714,549

ADR - American Depositary Receipt.

* Non-income producing security.

COUNTRY BREAKDOWN AS OF SEPTEMBER 30, 2007

	Market Value	% of Net Assets
United States	$7,224,505	93.6%
Germany	352,102	4.6
Total Investments	7,576,607	98.2
Other assets less liabilities	137,942	1.8
Net Assets	$7,714,549	100.0%

See Notes to Financial Statements.

HealthSharesTM, Inc.

PORTFOLIO OF INVESTMENTS

HEALTHSHARESTM RESPIRATORY/PULMONARY EXCHANGE-TRADED FUND

September 30, 2007

	Shares	Market Value
COMMON STOCKS—99.4%
BIOTECHNOLOGY—26.5%
Actelion Ltd. (Switzerland)*	2,347	$129,585
Alnylam Pharmaceuticals, Inc.*	4,164	136,454
Encysive Pharmaceuticals, Inc.*	75,479	113,973
InterMune, Inc.*	3,166	60,566
Medarex, Inc.*	6,692	94,759
Theravance, Inc.*	2,270	59,224
United Therapeutics Corp.*	1,350	89,829
Total Biotechnology		684,390
HEALTH CARE EQUIPMENT & SUPPLIES—7.5%
ResMed, Inc.*	2,657	113,906
Respironics, Inc.*	1,676	80,498
Total Health Care Equipment & Supplies		194,404
LIFE SCIENCES TOOLS & SERVICES—4.6%
Nektar Therapeutics*	13,489	119,108
PHARMACEUTICALS—60.8%
Adams Respiratory Therapeutics, Inc.*	3,133	120,746
Discovery Laboratories, Inc.*	54,760	147,304
Hi-Tech Pharmacal Co., Inc.*	14,232	168,934
Inspire Pharmaceuticals, Inc.*	26,700	143,379
King Pharmaceuticals, Inc.*	9,708	113,778
K-V Pharmaceutical Co., Class A*	3,474	99,356
Matrixx Initiatives, Inc.*	5,687	112,375
Pharmaxis Ltd. GDR (Australia)*	2,437	131,015
Sepracor, Inc.*	4,081	112,228
SkyePharma PLC (United Kingdom)*	248,154	83,420
UCB SA (Belgium)	2,131	125,406
Vectura Group PLC (United Kingdom)*	142,825	210,963
Total Pharmaceuticals		1,568,904
Total Investments—99.4% (Cost $2,625,254)		$2,566,806
Other assets less liabilities—0.6%		16,338
Net Assets—100.0%		$2,583,144

GDR - Global Depositary Receipt.

* Non-income producing security.

COUNTRY BREAKDOWN AS OF SEPTEMBER 30, 2007

	Market Value	% of Net Assets
United States	$1,886,417	73.0%
United Kingdom	294,383	11.4
Australia	131,015	5.1
Switzerland	129,585	5.0
Belgium	125,406	4.9
Total Investments	2,566,806	99.4
Other assets less liabilities	16,338	0.6
Net Assets	$2,583,144	100.0%

See Notes to Financial Statements.

HealthSharesTM, Inc.

PORTFOLIO OF INVESTMENTS

HEALTHSHARESTM COMPOSITE EXCHANGE-TRADED FUND

September 30, 2007

	Shares	Market Value
COMMON STOCKS—99.3%
BIOTECHNOLOGY—28.1%
Actelion Ltd. (Switzerland)*	1,230	$67,912
Alexion Pharmaceuticals, Inc.*	1,094	71,274
Alkermes, Inc.*	4,147	76,305
Amylin Pharmaceuticals, Inc.*	1,437	71,850
Array BioPharma, Inc.*	5,338	59,946
Basilea Pharmaceutica - AG (Switzerland)*	314	71,364
Cephalon, Inc.*	954	69,699
Crucell NV ADR (Netherlands)*	3,291	67,926
Dendreon Corp.*	8,325	64,019
Genmab A/S (Denmark)*	1,098	68,084
Geron Corp.*	9,497	69,518
GTx, Inc.*	4,165	67,806
ImClone Systems, Inc.*	1,593	65,855
Medarex, Inc.*	4,722	66,864
Millennium Pharmaceuticals, Inc.*	6,795	68,969
Myriad Genetics, Inc.*	1,421	74,105
Onyx Pharmaceuticals, Inc.*	1,591	69,240
OSI Pharmaceuticals, Inc.*	2,006	68,184
PDL BioPharma, Inc.*	3,321	71,767
Progenics Pharmaceuticals, Inc.*	2,796	61,820
Theravance, Inc.*	2,391	62,381
United Therapeutics Corp.*	1,036	68,935
Vertex Pharmaceuticals, Inc.*	1,727	66,334
Total Biotechnology		1,570,157
CHEMICALS—2.5%
Sigma-Aldrich Corp.	1,533	74,719
Solvay SA (Belgium)	465	67,300
Total Chemicals		142,019
HEALTH CARE EQUIPMENT & SUPPLIES—28.6%
Advanced Medical Optics, Inc.*	2,385	72,957
Align Technology, Inc.*	2,820	71,431
ArthroCare Corp.*	1,190	66,509
Bausch & Lomb, Inc.	1,096	70,144
Beckman Coulter, Inc.	948	69,924
C.R. Bard, Inc.	793	69,935
Cooper (The) Cos., Inc.	1,292	67,727
Cytyc Corp.*	1,567	74,668
Dade Behring Holdings, Inc.	882	67,341
DENTSPLY International, Inc.	1,733	72,162
Edwards Lifesciences Corp.*	1,403	69,182
Hospira, Inc.*	1,705	70,672
IDEXX Laboratories, Inc.*	585	64,110
Integra LifeSciences Holdings, Corp.*	1,395	67,769
Kyphon, Inc.*	1,006	70,420
Mentor Corp.	1,551	71,424
ResMed, Inc.*	1,509	64,691
Respironics, Inc.*	1,441	69,211
Smith & Nephew PLC ADR (United Kingdom)	1,162	71,161
St. Jude Medical, Inc.*	1,507	66,413
Thoratec Corp.*	3,325	68,794
Varian Medical Systems, Inc.*	1,697	71,087
Zimmer Holdings, Inc.*	813	65,845
Total Health Care Equipment & Supplies		1,593,577

	Shares	Market Value
HEALTH CARE PROVIDERS & SERVICES—7.5%
DaVita, Inc.*	1,118	$70,635
Express Scripts, Inc.*	1,260	70,333
Fresenius Medical Care AG & Co. ADR (Germany)	1,343	71,184
Health Net, Inc.*	1,216	65,725
Humana, Inc.*	1,024	71,557
Laboratory Corp. of America Holdings*	871	68,138
Total Health Care Providers & Services		417,572
LIFE SCIENCES TOOLS & SERVICES—2.6%
Applera Corp. - Applied Biosystems Group	2,130	73,783
Waters Corp.*	1,078	72,140
Total Life Sciences Tools & Services		145,923
MACHINERY—1.3%
Pall Corp.	1,796	69,864
PHARMACEUTICALS—27.5%
Abraxis Bioscience, Inc.*	3,034	69,266
Allergan, Inc.	1,104	71,175
Barr Pharmaceuticals, Inc.*	1,333	75,860
Biovail Corp. (Canada)	3,814	66,249
Dr. Reddy's Laboratories Ltd. ADR (India)	4,121	67,420
Elan Corp. PLC ADR (Ireland)*	3,548	74,650
Endo Pharmaceuticals Holdings, Inc.*	2,156	66,858
Forest Laboratories, Inc.*	1,818	67,793
H. Lundbeck A/S (Denmark)	2,483	67,270
Ipsen SA (France)	1,316	75,704
King Pharmaceuticals, Inc.*	5,709	66,909
Medicis Pharmaceutical Corp., Class A	2,203	67,214
MGI Pharma, Inc.*	2,752	76,450
Mylan Laboratories, Inc.	4,346	69,362
Perrigo Co.	3,239	69,153
Richter Gedeon Nyrt (Hungary)	338	71,948
Sepracor, Inc.*	2,477	68,118
Shire PLC ADR (United Kingdom)	942	69,689
UCB SA (Belgium)	1,178	69,324
Valeant Pharmaceuticals International*	4,137	64,041
Warner Chilcott Ltd., Class A (Bermuda)*	3,776	67,100
Watson Pharmaceuticals, Inc.*	2,205	71,442
Total Pharmaceuticals		1,532,995
SPECIALTY RETAIL—1.2%
Fielmann AG (Germany)	1,012	67,312
Total Investments—99.3% (Cost $5,363,603)		$5,539,419
Other assets less liabilities—0.7%		38,706
Net Assets—100.0%		$5,578,125

ADR - American Depositary Receipt.

* Non-income producing security.

See Notes to Financial Statements.

HealthSharesTM, Inc.

PORTFOLIO OF INVESTMENTS (CONTINUED)

HEALTHSHARESTM COMPOSITE EXCHANGE-TRADED FUND (Continued)

September 30, 2007

COUNTRY BREAKDOWN AS OF SEPTEMBER 30, 2007

	Market Value	% of Net Assets
United States	$4,357,823	78.1%
United Kingdom	140,850	2.5
Switzerland	139,276	2.5
Germany	138,496	2.5
Belgium	136,624	2.4
Denmark	135,354	2.4
France	75,704	1.4
Ireland	74,650	1.4
Hungary	71,948	1.3
Netherlands	67,926	1.2
India	67,420	1.2
Bermuda	67,099	1.2
Canada	66,249	1.2
Total Investments	5,539,419	99.3
Other assets less liabilities	38,706	0.7
Net Assets	$5,578,125	100.0%

See Notes to Financial Statements.

This Page is Intentionally Left Blank

HealthSharesTM, Inc.

STATEMENTS OF ASSETS AND LIABILITIES

September 30, 2007

	HEALTHSHARESTM AUTOIMMUNE- INFLAMMATION EXCHANGE-TRADED FUND	HEALTHSHARESTM CANCER EXCHANGE-TRADED FUND	HEALTHSHARESTM CARDIO DEVICES EXCHANGE-TRADED FUND	HEALTHSHARESTM CARDIOLOGY EXCHANGE-TRADED FUND	HEALTHSHARESTM DERMATOLOGY AND WOUND CARE EXCHANGE-TRADED FUND
ASSETS:
Investments at value	$2,310,370	$2,969,115	$5,227,313	$2,317,779	$2,384,670
Foreign currency at value	1,262	1,087	—	—	—
Cash	6,991	—	71,612	33,358	46,580
Receivables:
Investment securities sold	—	68,366	—	—	3,442
Dividends	—	65	4,818	—	743
Foreign tax reclaims	—	164	—	134	—
From investment advisor	52,922	54,073	127,435	52,389	51,429
Net unrealized appreciation on foreign currency contracts	—	—	—	27	342
Total Assets	2,371,545	3,092,870	5,431,178	2,403,687	2,487,206
LIABILITIES:
Due to custodian	—	64,088	—	4,596	7,762
Payables:
Investment securities purchased	—	—	—	19,836	37,908
Investment advisory fees	9,470	10,548	27,072	9,182	8,480
Accrued expenses and other liabilities	38,810	39,379	33,025	39,127	39,756
Total Liabilities	48,280	114,015	60,097	72,741	93,906
NET ASSETS	$2,323,265	$2,978,855	$5,371,081	$2,330,946	$2,393,300
NET ASSETS CONSIST OF:
Paid-in capital	$2,506,454	$2,521,935	$5,021,985	$2,504,112	$2,524,948
Undistributed net investment income/(loss)	11,306	—	—	(27)	(342)
Net realized gain/(loss) on investments and foreign currency transactions	(16,911)	(2,671)	162,865	(129,128)	(116)
Net unrealized appreciation/(depreciation) on investments and foreign currency transactions	(177,584)	459,591	186,231	(44,011)	(131,190)
Net Assets	$2,323,265	$2,978,855	$5,371,081	$2,330,946	$2,393,300
NET ASSET VALUE, per Common Share (par value $0.0001 per Common Share)	$23.19	$29.73	$26.83	$23.26	$23.89
Number of Common Shares outstanding (50 billion Common Shares have been authorized)	100,200	100,200	200,200	100,200	100,200
Investments at cost	$2,488,035	$2,509,563	$5,041,082	$2,361,800	$2,515,971
Foreign currency at cost	$1,181	$1,058	$—	$(4,574)	$(7,816)

See Notes to Financial Statements.

	HEALTHSHARESTM DIAGNOSTICS EXCHANGE-TRADED FUND	HEALTHSHARESTM EMERGING CANCER EXCHANGE-TRADED FUND	HEALTHSHARESTM ENABLING TECHNOLOGIES EXCHANGE-TRADED FUND	HEALTHSHARESTM EUROPEAN DRUGS EXCHANGE-TRADED FUND	HEALTHSHARESTM EUROPEAN MEDICAL PRODUCTS AND DEVICES EXCHANGE-TRADED FUND
ASSETS:
Investments at value	$32,527,578	$6,327,445	$9,154,163	$2,651,446	$2,370,132
Foreign currency at value	1,752	344	—	166,196	981
Cash	84,918	565,457	163,736	—	1,767
Receivables:
Investment securities sold	—	322,703	—	26,650	16,792
Dividends	—	—	276	351	1,339
Foreign tax reclaims	—	—	—	840	251
From investment advisor	154,810	125,247	130,848	52,009	47,318
Net unrealized appreciation on foreign currency contracts	—	—	—	—	—
Total Assets	32,769,058	7,341,196	9,449,023	2,897,492	2,438,580
LIABILITIES:
Due to custodian	—	—	—	2,832	—
Payables:
Investment securities purchased	—	858,156	—	174,699	3,151
Investment advisory fees	42,837	25,801	29,122	12,415	7,656
Accrued expenses and other liabilities	60,703	35,182	33,455	39,270	41,051
Total Liabilities	103,540	919,139	62,577	229,216	51,858
NET ASSETS	$32,665,518	$6,422,057	$9,386,446	$2,668,276	$2,386,722
NET ASSETS CONSIST OF:
Paid-in capital	$28,586,602	$7,249,337	$8,233,643	$2,534,245	$2,493,781
Undistributed net investment income/(loss)	(457)	—	172,965	—	(696)
Net realized gain/(loss) on investments and foreign currency transactions	334,226	(309,395)	105,914	78,670	(583)
Net unrealized appreciation/(depreciation) on investments and foreign currency transactions	3,745,147	(517,885)	873,924	55,361	(105,780)
Net Assets	$32,665,518	$6,422,057	$9,386,446	$2,668,276	$2,386,722
NET ASSET VALUE, per Common Share (par value $0.0001 per Common Share)	$32.66	$21.39	$31.27	$26.63	$23.82
Number of Common Shares outstanding (50 billion Common Shares have been authorized)	1,000,200	300,200	300,200	100,200	100,200
Investments at cost	$28,782,603	$6,845,495	$8,280,239	$2,595,568	$2,475,983
Foreign currency at cost	$1,580	$179	$—	$165,280	$939

See Notes to Financial Statements.

HealthSharesTM, Inc.

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

September 30, 2007

	HEALTHSHARESTM GI/GENDER HEALTH EXCHANGE-TRADED FUND	HEALTHSHARESTM INFECTIOUS DISEASE EXCHANGE-TRADED FUND	HEALTHSHARESTM METABOLIC- ENDOCRINE DISORDERS EXCHANGE-TRADED FUND	HEALTHSHARESTM NEUROSCIENCE EXCHANGE-TRADED FUND	HEALTHSHARESTM OPHTHALMOLOGY EXCHANGE-TRADED FUND
ASSETS:
Investments at value	$2,431,236	$2,187,102	$2,375,307	$2,171,806	$2,389,719
Foreign currency at value	7,745	3,282	4,305	2,866	—
Cash	—	3,419	23,619	7,103	86,604
Receivables:
Investment securities sold	3,700	—	—	2,413	4,952
Dividends	580	—	—	80	194
Capital shares		—	—	—	—
Foreign tax reclaims	194	—	161	422	376
From investment advisor	53,232	51,335	52,600	52,557	52,847
Net unrealized appreciation on foreign currency contracts	—	—	—	—	341
Total Assets	2,496,687	2,245,138	2,455,992	2,237,247	2,535,033
LIABILITIES:
Due to custodian	4,308	—	—	—	26,025
Payables:
Investment securities purchased	—	—	27,098	1,616	73,155
Investment advisory fees	9,641	9,191	9,277	9,041	9,469
Accrued expenses and other liabilities	39,200	38,773	39,017	39,054	38,940
Total Liabilities	53,149	47,964	75,392	49,711	147,589
NET ASSETS	$2,443,538	$2,197,174	$2,380,600	$2,187,536	$2,387,444
NET ASSETS CONSIST OF:
Paid-in capital	$2,526,347	$2,521,850	$2,482,573	$2,507,390	$2,521,868
Undistributed net investment income/(loss)	10,175	—	7,234	—	(918)
Net realized gain/(loss) on investments and foreign currency transactions	7,712	35,785	(52,323)	(1,112)	(8,870)
Net unrealized appreciation/(depreciation) on investments and foreign currency transactions	(100,696)	(360,461)	(56,884)	(318,742)	(124,636)
Net Assets	$2,443,538	$2,197,174	$2,380,600	$2,187,536	$2,387,444
NET ASSET VALUE, per Common Share (par value $0.0001 per Common Share)	$24.39	$21.93	$23.76	$21.83	$23.83
Number of Common Shares outstanding (50 billion Common Shares have been authorized)	100,200	100,200	100,200	100,200	100,200
Investments at cost	$2,532,072	$2,547,593	$2,432,223	$2,490,720	$2,514,957
Foreign currency at cost	$7,614	$3,252	$4,283	$2,715	$(26,275)

See Notes to Financial Statements.

	HEALTHSHARESTM ORTHOPEDIC REPAIR EXCHANGE-TRADED FUND	HEALTHSHARESTM PATIENT CARE SERVICES EXCHANGE-TRADED FUND	HEALTHSHARESTM RESPIRATORY/ PULMONARY EXCHANGE-TRADED FUND	HEALTHSHARESTM COMPOSITE EXCHANGE-TRADED FUND
ASSETS:
Investments at value	$2,636,446	$7,576,607	$2,566,806	$5,539,419
Foreign currency at value	—	15,359	19,278	42,404
Cash	5,157	50,277	61,312	—
Receivables:
Investment securities sold	—	—	11,138	68,907
Dividends	96	3,364	137	386
Capital shares	—	—	—	2,786,280
Foreign tax reclaims	—	—	—	1,661
From investment advisor	41,016	133,267	53,668	53,747
Net unrealized appreciation on foreign currency contracts	—	—	8	—
Total Assets	2,682,715	7,778,874	2,712,347	8,492,804
LIABILITIES:
Due to custodian	—	—	—	58,525
Payables:
Investment securities purchased	—	—	80,073	2,806,497
Investment advisory fees	4,171	29,979	10,187	10,209
Accrued expenses and other liabilities	35,567	34,346	38,943	39,448
Total Liabilities	39,738	64,325	129,203	2,914,679
NET ASSETS	$2,642,977	$7,714,549	$2,583,144	$5,578,125
NET ASSETS CONSIST OF:
Paid-in capital	$2,520,941	$7,694,270	$2,501,265	$5,303,895
Undistributed net investment income/(loss)	—	45,660	72,652	22,111
Net realized gain/(loss) on investments and foreign currency transactions	(102)	59,434	67,458	76,433
Net unrealized appreciation/(depreciation) on investments and foreign currency transactions	122,138	(84,815)	(58,231)	175,686
Net Assets	$2,642,977	$7,714,549	$2,583,144	$5,578,125
NET ASSET VALUE, per Common Share (par value $0.0001 per Common Share)	$26.38	$25.70	$25.78	$27.86
Number of Common Shares outstanding (50 billion Common Shares have been authorized)	100,200	300,200	100,200	200,200
Investments at cost	$2,514,308	$7,661,622	$2,625,254	$5,363,602
Foreign currency at cost	$—	$15,159	$19,169	$42,346

See Notes to Financial Statements.

HealthSharesTM, Inc.

STATEMENTS OF OPERATIONS

	HEALTHSHARESTM AUTOIMMUNE- INFLAMMATION EXCHANGE-TRADED FUND	HEALTHSHARESTM CANCER EXCHANGE-TRADED FUND	HEALTHSHARESTM CARDIO DEVICES EXCHANGE-TRADED FUND	HEALTHSHARESTM CARDIOLOGY EXCHANGE-TRADED FUND	HEALTHSHARESTM DERMATOLOGY AND WOUND CARE EXCHANGE-TRADED FUND
	For the Period March 12, 2007* through September 30, 2007	For the Period March 12, 2007* through September 30, 2007	For the Period January 23, 2007* through September 30, 2007	For the Period March 12, 2007* through September 30, 2007	For the Period April 18, 2007* through September 30, 2007
INVESTMENT INCOME:
Dividends	$22,414	$1,583	$9,728	$9,594	$3,322
Foreign withholding taxes	—	(233)	—	(1,351)	—
Total investment income	22,414	1,350	9,728	8,243	3,322
EXPENSES:
Professional fees	25,800	26,100	75,401	25,450	21,700
Directors	11,390	11,605	28,160	11,395	11,098
Advisory fees	10,517	11,603	35,469	10,186	8,480
Compliance	6,017	6,653	23,559	5,829	4,965
Listing fees	5,110	5,110	5,380	5,110	5,000
Printing	3,800	3,800	3,800	3,800	3,800
Other expenses	5,401	5,401	5,475	5,401	5,325
Total Expenses	68,035	70,272	177,244	67,171	60,368
Less fees waived:
Advisory	(10,517)	(11,603)	(35,469)	(10,186)	(8,480)
Other fees assumed by the Advisor	(46,466)	(46,531)	(105,772)	(46,264)	(42,949)
Net Expenses	11,052	12,138	36,003	10,721	8,939
NET INVESTMENT INCOME/(LOSS)	11,362	(10,788)	(26,275)	(2,478)	(5,617)
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Investment transactions	(16,911)	7,925	189,140	(129,128)	4,927
In-kind redemptions	—	—	93,171	—	—
Foreign currency transactions	(56)	192	—	(7)	232
Net realized gain/(loss)	(16,967)	8,117	282,311	(129,135)	5,159
Net unrealized appreciation/(depreciation) on:
Investments	(177,665)	459,552	186,231	(44,021)	(131,301)
Foreign currency transactions	81	39	—	10	111
Net unrealized appreciation/(depreciation)	(177,584)	459,591	186,231	(44,011)	(131,190)
Net realized and unrealized gain/(loss)	(194,551)	467,708	468,542	(173,146)	(126,031)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(183,189)	$456,920	$442,267	$(175,624)	$(131,648)

  *  Commencement of Investment Operations

See Notes to Financial Statements.

	HEALTHSHARESTM DIAGNOSTICS EXCHANGE-TRADED FUND	HEALTHSHARESTM EMERGING CANCER EXCHANGE-TRADED FUND	HEALTHSHARESTM ENABLING TECHNOLOGIES EXCHANGE-TRADED FUND	HEALTHSHARESTM EUROPEAN DRUGS EXCHANGE-TRADED FUND	HEALTHSHARESTM EUROPEAN MEDICAL PRODUCTS AND DEVICES EXCHANGE-TRADED FUND
	For the Period January 23, 2007* through September 30, 2007	For the Period January 23, 2007* through September 30, 2007	For the Period January 23, 2007* through September 30, 2007	For the Period April 3, 2007* through September 30, 2007	For the Period June 1, 2007* through September 30, 2007
INVESTMENT INCOME:
Dividends	$14,379	$7	$211,274	$11,488	$5,179
Foreign withholding taxes	—	—	—	(1,899)	(478)
Total investment income	14,379	7	211,274	9,589	4,701
EXPENSES:
Professional fees	83,000	73,521	77,329	21,799	21,650
Directors	38,043	28,765	28,502	11,258	8,861
Advisory fees	51,082	33,685	37,774	12,415	7,656
Compliance	33,009	22,573	24,705	5,284	3,155
Listing fees	5,380	5,380	5,380	5,000	5,000
Printing	3,800	3,800	3,800	3,800	3,800
Other expenses	5,919	5,548	5,472	5,327	5,312
Total Expenses	220,233	173,272	182,962	64,883	55,434
Less fees waived:
Advisory	(51,082)	(33,685)	(37,774)	(12,415)	(7,656)
Other fees assumed by the Advisor	(117,533)	(105,367)	(106,879)	(39,594)	(39,662)
Net Expenses	51,618	34,220	38,309	12,874	8,116
NET INVESTMENT INCOME/(LOSS)	(37,239)	(34,213)	172,965	(3,285)	(3,415)
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Investment transactions	371,465	(309,395)	105,907	81,710	(583)
In-kind redemptions	—	—	315,162	—	—
Foreign currency transactions	(457)	450	—	245	(696)
Net realized gain/(loss)	371,008	(308,945)	421,069	81,955	(1,279)
Net unrealized appreciation/(depreciation) on:
Investments	3,744,975	(518,050)	873,924	55,878	(105,851)
Foreign currency transactions	172	165	—	(517)	71
Net unrealized appreciation/(depreciation)	3,745,147	(517,885)	873,924	55,361	(105,780)
Net realized and unrealized gain/(loss)	4,116,155	(826,830)	1,294,993	137,316	(107,059)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,078,916	$(861,043)	$1,467,958	$134,031	$(110,474)

See Notes to Financial Statements.

HealthSharesTM, Inc.

STATEMENTS OF OPERATIONS (CONTINUED)

	HEALTHSHARESTM GI/GENDER HEALTH EXCHANGE-TRADED FUND	HEALTHSHARESTM INFECTIOUS DISEASE EXCHANGE-TRADED FUND	HEALTHSHARESTM METABOLIC-ENDOCRINE DISORDERS EXCHANGE-TRADED FUND	HEALTHSHARESTM NEUROSCIENCE EXCHANGE-TRADED FUND	HEALTHSHARESTM OPHTHALMOLOGY EXCHANGE-TRADED FUND
	For the Period March 12, 2007* through September 30, 2007	For the Period April 3, 2007* through September 30, 2007	For the Period March 12, 2007* through September 30, 2007	For the Period March 12, 2007* through September 30, 2007	For the Period March 12, 2007* through September 30, 2007
INVESTMENT INCOME:
Dividends	$21,536	$353	$18,522	$11,873	$11,668
Foreign withholding taxes	(309)	—	(232)	(1,699)	(1,427)
Total investment income	21,227	353	18,290	10,174	10,241
EXPENSES:
Professional fees	25,900	21,600	25,600	25,700	25,650
Directors	11,461	11,144	11,400	11,351	11,424
Advisory fees	10,696	9,191	10,294	10,090	10,494
Compliance	6,155	4,925	5,885	5,790	6,057
Listing fees	5,110	5,000	5,110	5,110	5,110
Printing	3,800	3,800	3,800	3,800	3,800
Other expenses	5,401	5,326	5,399	5,400	5,402
Total Expenses	68,523	60,986	67,488	67,241	67,937
Less fees waived:
Advisory	(10,696)	(9,191)	(10,294)	(10,090)	(10,494)
Other fees assumed by the Advisor	(46,596)	(42,144)	(46,366)	(46,527)	(46,413)
Net Expenses	11,231	9,651	10,828	10,624	11,030
NET INVESTMENT INCOME/(LOSS)	9,996	(9,298)	7,462	(450)	(789)
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Investment transactions	7,712	44,909	(52,323)	(838)	(8,870)
In-kind redemptions	—	—	—	—	—
Foreign currency transactions	179	174	(228)	176	(918)
Net realized gain/(loss)	7,891	45,083	(52,551)	(662)	(9,788)
Net unrealized appreciation/(depreciation) on:
Investments	(100,836)	(360,491)	(56,916)	(318,914)	(125,238)
Foreign currency transactions	140	30	32	172	602
Net unrealized appreciation/(depreciation)	(100,696)	(360,461)	(56,884)	(318,742)	(124,636)
Net realized and unrealized gain/(loss)	(92,805)	(315,378)	(109,435)	(319,404)	(134,424)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(82,809)	$(324,676)	$(101,973)	$(319,854)	$(135,213)

  *  Commencement of Investment Operations

See Notes to Financial Statements.

	HEALTHSHARESTM ORTHOPEDIC REPAIR EXCHANGE-TRADED FUND	HEALTHSHARESTM PATIENT CARE SERVICES EXCHANGE-TRADED FUND	HEALTHSHARESTM RESPIRATORY/ PULMONARY EXCHANGE-TRADED FUND	HEALTHSHARESTM COMPOSITE EXCHANGE-TRADED FUND
	For the Period July 13, 2007* through September 30, 2007	For the Period January 23, 2007* through September 30, 2007	For the Period March 12, 2007* through September 30, 2007	For the Period March 12, 2007* through September 30, 2007
INVESTMENT INCOME:
Dividends	$428	$85,880	$95,644	$39,049
Foreign withholding taxes	—	(898)	(14,227)	(4,253)
Total investment income	428	84,982	81,417	34,796
EXPENSES:
Professional fees	20,790	77,730	26,000	26,000
Directors	4,123	29,234	11,492	11,551
Advisory fees	4,171	38,809	11,226	11,260
Compliance	2,444	25,903	6,460	6,481
Listing fees	5,001	5,380	5,110	5,110
Printing	3,800	3,800	3,800	3,800
Other expenses	5,318	5,561	5,401	5,401
Total Expenses	45,647	186,417	69,489	69,603
Less fees waived:
Advisory	(4,171)	(38,809)	(11,226)	(11,260)
Other fees assumed by the Advisor	(36,845)	(108,264)	(46,502)	(46,548)
Net Expenses	4,631	39,344	11,761	11,795
NET INVESTMENT INCOME/(LOSS)	(4,203)	45,638	69,656	23,001
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Investment transactions	(102)	59,434	70,647	76,433
In-kind redemptions	—	—	—	—
Foreign currency transactions	—	22	(193)	(890)
Net realized gain/(loss)	(102)	59,456	70,454	75,543
Net unrealized appreciation/(depreciation) on:
Investments	122,138	(85,015)	(58,448)	175,817
Foreign currency transactions	—	200	217	(131)
Net unrealized appreciation/(depreciation)	122,138	(84,815)	(58,231)	175,686
Net realized and unrealized gain/(loss)	122,036	(25,359)	12,223	251,229
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$117,833	$20,279	$81,879	$274,230

See Notes to Financial Statements.

HealthSharesTM, Inc.

STATEMENTS OF CHANGES IN NET ASSETS

	HEALTHSHARESTM AUTOIMMUNE- INFLAMMATION EXCHANGE-TRADED FUND	HEALTHSHARESTM CANCER EXCHANGE-TRADED FUND	HEALTHSHARESTM CARDIO DEVICES EXCHANGE-TRADED FUND	HEALTHSHARESTM CARDIOLOGY EXCHANGE-TRADED FUND	HEALTHSHARESTM DERMATOLOGY AND WOUND CARE EXCHANGE-TRADED FUND
	For the Period March 12, 2007* through September 30, 2007	For the Period March 12, 2007* through September 30, 2007	For the Period January 23, 2007* through September 30, 2007	For the Period March 12, 2007* through September 30, 2007	For the Period April 18, 2007* through September 30, 2007
OPERATIONS:
Net investment income/(loss)	$11,362	$(10,788)	$(26,275)	$(2,478)	$(5,617)
Net realized gain/(loss) on investments and foreign currency transactions	(16,967)	8,117	282,311	(129,135)	5,159
Unrealized appreciation/(depreciation) on investments and foreign currency transactions	(177,584)	459,591	186,231	(44,011)	(131,190)
Net increase/(decrease) in net assets resulting from operations	(183,189)	456,920	442,267	(175,624)	(131,648)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	2,506,454	2,521,935	7,480,733	2,506,570	2,524,948
Value of shares repurchased	—	—	(2,551,919)	—	—
Net increase in net assets resulting from shareholder transactions	2,506,454	2,521,935	4,928,814	2,506,570	2,524,948
Net increase in net assets	2,323,265	2,978,855	5,371,081	2,330,946	2,393,300
NET ASSETS:
Beginning of Period	—	—	—	—	—
End of Period	$2,323,265	$2,978,855	$5,371,081	$2,330,946	$2,393,300
Undistributed net investment income/ (loss) at end of period	$11,306	$—	$—	$(27)	$(342)
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	—	—	—	—	—
Shares sold	100,200	100,200	300,200	100,200	100,200
Shares repurchased	—	—	(100,000)	—	—
Shares outstanding, end of period	100,200	100,200	200,200	100,200	100,200

  *  Commencement of Investment Operations.

See Notes to Financial Statements.

	HEALTHSHARESTM DIAGNOSTICS EXCHANGE-TRADED FUND	HEALTHSHARESTM EMERGING CANCER EXCHANGE-TRADED FUND	HEALTHSHARESTM ENABLING TECHNOLOGIES EXCHANGE-TRADED FUND	HEALTHSHARESTM EUROPEAN DRUGS EXCHANGE-TRADED FUND	HEALTHSHARESTM EUROPEAN MEDICAL PRODUCTS AND DEVICES EXCHANGE-TRADED FUND
	For the Period January 23, 2007* through September 30, 2007	For the Period January 23, 2007* through September 30, 2007	For the Period January 23, 2007* through September 30, 2007	For the Period April 3, 2007* through September 30, 2007	For the Period June 1, 2007* through September 30, 2007
OPERATIONS:
Net investment income/(loss)	$(37,239)	$(34,213)	$172,965	$(3,285)	$(3,415)
Net realized gain/(loss) on investments and foreign currency transactions	371,008	(308,945)	421,069	81,955	(1,279)
Unrealized appreciation/(depreciation) on investments and foreign currency transactions	3,745,147	(517,885)	873,924	55,361	(105,780)
Net increase/(decrease) in net assets resulting from operations	4,078,916	(861,043)	1,467,958	134,031	(110,474)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	28,586,602	7,283,100	10,716,475	2,534,245	2,497,196
Value of shares repurchased	—	—	(2,797,987)	—	—
Net increase in net assets resulting from shareholder transactions	28,586,602	7,283,100	7,918,488	2,534,245	2,497,196
Net increase in net assets	32,665,518	6,422,057	9,386,446	2,668,276	2,386,722
NET ASSETS:
Beginning of Period	—	—	—	—	—
End of Period	$32,665,518	$6,422,057	$9,386,446	$2,668,276	$2,386,722
Undistributed net investment income/ (loss) at end of period	$(457)	$—	$172,965	$—	$(696)
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	—	—	—	—	—
Shares sold	1,000,200	300,200	400,200	100,200	100,200
Shares repurchased	—	—	(100,000)	—	—
Shares outstanding, end of period	1,000,200	300,200	300,200	100,200	100,200

See Notes to Financial Statements.

HealthSharesTM, Inc.

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	HEALTHSHARESTM GI/GENDER HEALTH EXCHANGE-TRADED FUND	HEALTHSHARESTM INFECTIOUS DISEASE EXCHANGE-TRADED FUND	HEALTHSHARESTM METABOLIC-ENDOCRINE DISORDERS EXCHANGE-TRADED FUND	HEALTHSHARESTM NEUROSCIENCE EXCHANGE-TRADED FUND	HEALTHSHARESTM OPHTHALMOLOGY EXCHANGE-TRADED FUND
	For the Period March 12, 2007* through September 30, 2007	For the Period April 3, 2007* through September 30, 2007	For the Period March 12, 2007* through September 30, 2007	For the Period March 12, 2007* through September 30, 2007	For the Period March 12, 2007* through September 30, 2007
OPERATIONS:
Net investment income/(loss)	$9,996	$(9,298)	$7,462	$(450)	$(789)
Net realized gain/(loss) on investments and foreign currency transactions	7,891	45,083	(52,551)	(662)	(9,788)
Unrealized appreciation/(depreciation) on investments and foreign currency transactions	(100,696)	(360,461)	(56,884)	(318,742)	(124,636)
Net increase/(decrease) in net assets resulting from operations	(82,809)	(324,676)	(101,973)	(319,854)	(135,213)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	2,526,347	2,521,850	2,482,618	2,507,390	2,522,657
Value of shares repurchased	—	—	(45)	—	—
Net increase in net assets resulting from shareholder transactions	2,526,347	2,521,850	2,482,573	2,507,390	2,522,657
Net increase in net assets	2,443,538	2,197,174	2,380,600	2,187,536	2,387,444
NET ASSETS:
Beginning of Period	—	—	—	—	—
End of Period	$2,443,538	$2,197,174	$2,380,600	$2,187,536	$2,387,444
Undistributed net investment income/(loss) at end of period	$10,175	$—	$7,234	$—	$(918)
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	—	—	—	—	—
Shares sold	100,200	100,200	100,200	100,200	100,200
Shares repurchased	—	—	—	—	—
Shares outstanding, end of period	100,200	100,200	100,200	100,200	100,200

  *  Commencement of Investment Operations.

See Notes to Financial Statements.

	HEALTHSHARESTM ORTHOPEDIC REPAIR EXCHANGE-TRADED FUND	HEALTHSHARESTM PATIENT CARE SERVICES EXCHANGE-TRADED FUND	HEALTHSHARESTM RESPIRATORY/ PULMONARY EXCHANGE-TRADED FUND	HEALTHSHARESTM COMPOSITE EXCHANGE-TRADED FUND
	For the Period July 13, 2007* through September 30, 2007	For the Period January 23, 2007* through September 30, 2007	For the Period March 12, 2007* through September 30, 2007	For the Period March 12, 2007* through September 30, 2007
OPERATIONS:
Net investment income/(loss)	$(4,203)	$45,638	$69,656	$23,001
Net realized gain/(loss) on investments and foreign currency transactions	(102)	59,456	70,454	75,543
Unrealized appreciation/(depreciation) on investments and foreign currency transactions	122,138	(84,815)	(58,231)	175,686
Net increase/(decrease) in net assets resulting from operations	117,833	20,279	81,879	274,230
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	2,525,144	7,694,270	2,501,273	5,303,895
Value of shares repurchased	—	—	(8)	—
Net increase in net assets resulting from shareholder transactions	2,525,144	7,694,270	2,501,265	5,303,895
Net increase in net assets	2,642,977	7,714,549	2,583,144	5,578,125
NET ASSETS:
Beginning of Period	—	—	—	—
End of Period	$2,642,977	$7,714,549	$2,583,144	$5,578,125
Undistributed net investment income/(loss) at end of period	$—	$45,660	$72,652	$22,111
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	—	—	—	—
Shares sold	100,200	300,200	100,200	200,200
Shares repurchased	—	—	—	—
Shares outstanding, end of period	100,200	300,200	100,200	200,200

See Notes to Financial Statements.

HealthSharesTM, Inc.

FINANCIAL HIGHLIGHTS

	HEALTHSHARESTM AUTOIMMUNE- INFLAMMATION EXCHANGE-TRADED FUND	HEALTHSHARESTM CANCER EXCHANGE-TRADED FUND	HEALTHSHARESTM CARDIO DEVICES EXCHANGE-TRADED FUND	HEALTHSHARESTM CARDIOLOGY EXCHANGE-TRADED FUND	HEALTHSHARESTM DERMATOLOGY AND WOUND CARE EXCHANGE-TRADED FUND
For a Share outstanding throughout For the Period each period	For the Period March 12, 2007* through September 30, 2007	For the Period March 12, 2007* through September 30, 2007	For the Period January 23, 2007* through September 30, 2007	For the Period March 12, 2007* through September 30, 2007	For the Period April 18, 2007* through September 30, 2007
Net Asset Value, beginning of period	$25.50	$25.46	$25.24	$24.99	$25.38
Income/(loss) from Investment Operations:
Net investment income/(loss)**	0.11	(0.11)	(0.10)	(0.03)	(0.06)
Net realized and unrealized gain/(loss) on investments**	(2.42)	4.38	1.69	(1.70)	(1.43)
Total from investment operations	(2.31)	4.27	1.59	(1.73)	(1.49)
Net Asset Value, end of period	$23.19	$29.73	$26.83	$23.26	$23.89
Total Return***	(9.06)%	16.77%	6.30%	(6.92)%	(5.87)%
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$2,323	$2,979	$5,371	$2,331	$2,393
Ratios to average net assets:
Expenses, net of expense reimbursements+	0.79%	0.78%	0.76%	0.79%	0.79%
Expenses, prior to expense reimbursements+	4.85%	4.54%	3.75%	4.95%	5.34%
Net investment income/(loss)+	0.81%	(0.70)%	(0.56)%	(0.18)%	(0.50)%
Portfolio turnover rate++	14%	50%	8%	21%	19%

  *  Commencement of Investment Operations.
  **  Based on average shares outstanding.
  ***  Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividends distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year is not annualized. The Total Return would have been lower if certain fees had not been reimbursed by the investment advisor.
  +  Annualized.
  ++  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

	HEALTHSHARESTM DIAGNOSTICS EXCHANGE-TRADED FUND	HEALTHSHARESTM EMERGING CANCER EXCHANGE-TRADED FUND	HEALTHSHARESTM ENABLING TECHNOLOGIES EXCHANGE-TRADED FUND	HEALTHSHARESTM EUROPEAN DRUGS EXCHANGE-TRADED FUND	HEALTHSHARESTM EUROPEAN MEDICAL PRODUCTS AND DEVICES EXCHANGE-TRADED FUND
For a Share outstanding throughout For the Period each period	For the Period January 23, 2007* through September 30, 2007	For the Period January 23, 2007* through September 30, 2007	For the Period January 23, 2007* through March 31, 2007	For the Period April 3, 2007* through September 30, 2007	June 1, 2007* through September 30, 2007
Net Asset Value, beginning of period	$25.29	$24.65	$25.55	$25.53	$25.06
Income/(loss) from Investment Operations:
Net investment income/(loss)**	(0.09)	(0.12)	0.65	(0.03)	(0.03)
Net realized and unrealized gain/(loss) on investments**	7.46	(3.14)	5.07	1.13	(1.21)
Total from investment operations	7.37	(3.26)	5.72	1.10	(1.24)
Net Asset Value, end of period	$32.66	$21.39	$31.27	$26.63	$23.82
Total Return***	29.10%	(13.23)%	22.39%	4.31%	(4.95)%
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$32,666	$6,422	$9,386	$2,668	$2,387
Ratios to average net assets:
Expenses, net of expense reimbursements+	0.76%	0.76%	0.76%	0.99%	1.01%
Expenses, prior to expense reimbursements+	3.23%	3.86%	3.63%	4.97%	6.88%
Net investment income/(loss)+	(0.55)%	(0.76)%	3.43%	(0.25)%	(0.42)%
Portfolio turnover rate++	35%	63%	18%	40%	6%

See Notes to Financial Statements.

HealthSharesTM, Inc.

FINANCIAL HIGHLIGHTS (CONTINUED)

	HEALTHSHARESTM GI/GENDER HEALTH EXCHANGE-TRADED FUND	HEALTHSHARESTM INFECTIOUS DISEASE EXCHANGE-TRADED FUND	HEALTHSHARESTM METABOLIC-ENDOCRINE DISORDERS EXCHANGE-TRADED FUND	HEALTHSHARESTM NEUROSCIENCE EXCHANGE-TRADED FUND		HEALTHSHARESTM OPHTHALMOLOGY EXCHANGE-TRADED FUND
For a Share outstanding throughout each period	For the Period March 12, 2007* through September 30, 2007	For the Period April 3, 2007* through September 30, 2007	For the Period March 12, 2007* through September 30, 2007	For the Period March 12, 2007* through September 30, 2007		For the Period March 12, 2007* through September 30, 2007
Net Asset Value, beginning of period	$25.69	$25.63	$25.35	$25.42		$25.22
Income/(loss) from Investment Operations:
Net investment income/(loss)**	0.10	(0.09)	0.07	(0.00	)(a)	(0.01)
Net realized and unrealized gain/(loss) on investments**	(1.40)	(3.61)	(1.66)	(3.59)		(1.38)
Total from investment operations	(1.30)	(3.70)	(1.59)	(3.59)		(1.39)
Net Asset Value, end of period	$24.39	$21.93	$23.76	$21.83		$23.83
Total Return***	(5.06)%	(14.44)%	(6.27)%	(14.12)%		(5.55)%
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$2,444	$2,197	$2,381	$2,188		$2,387
Ratios to average net assets:
Expenses, net of expense reimbursements+	0.79%	0.79%	0.79%	0.79%		0.79%
Expenses, prior to expense reimbursements+	4.80%	4.98%	4.92%	5.00%		4.86%
Net investment income/(loss)+	0.70%	(0.76)%	0.54%	(0.03)%		(0.06)%
Portfolio turnover rate++	42%	15%	52%	47%		49%

  *  Commencement of Investment Operations.
  **  Based on average shares outstanding.
  ***  Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividends distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year is not annualized. The Total Return would have been lower if certain fees had not been reimbursed by the investment advisor.
  +  Annualized.
  ++  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.
  (a)  Amount represents less than $0.005.

See Notes to Financial Statements.

	HEALTHSHARESTM ORTHOPEDIC REPAIR EXCHANGE-TRADED FUND	HEALTHSHARESTM PATIENT CARE SERVICES EXCHANGE-TRADED FUND	HEALTHSHARESTM RESPIRATORY/ PULMONARY EXCHANGE-TRADED FUND	HEALTHSHARESTM COMPOSITE EXCHANGE-TRADED FUND
For a Share outstanding throughout each period	For the Period July 13, 2007* through September 30, 2007	For the Period January 23, 2007* through September 30, 2007	For the Period March 12, 2007* through September 30, 2007	For the Period March 12, 2007* through September 30, 2007
Net Asset Value, beginning of period	$25.22	$25.15	$25.23	$25.35
Income/(loss) from Investment Operations:
Net investment income/(loss)**	(0.04)	0.16	0.70	0.20
Net realized and unrealized gain/(loss) on investments**	1.20	0.39	(0.15)	2.31
Total from investment operations	1.16	0.55	0.55	2.51
Net Asset Value, end of period	$26.38	$25.70	$25.78	$27.86
Total Return***	4.60%	2.19%	2.18%	9.90%
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$2,643	$7,715	$2,583	$5,578
Ratios to average net assets:
Expenses, net of expense reimbursements+	0.83%	0.76%	0.79%	0.79%
Expenses, prior to expense reimbursements+	8.21%	3.60%	4.64%	4.64%
Net investment income/(loss)+	(0.76)%	0.88%	4.65%	1.53%
Portfolio turnover rate++	0%	22%	73%	78%

See Notes to Financial Statements.

HealthSharesTM, Inc.

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

HealthSharesTM, Inc. (the "Company") was organized as a Maryland Corporation on February 8, 2006 and is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end management investment company.

As of September 30, 2007, the following nineteen (19) series of exchange-traded funds ("ETF") (each a "Fund" and collectively the "Funds" or "HealthSharesTM Exchange-Traded Funds") were in operation and trading:

HealthSharesTM Autoimmune-Inflammation Exchange-Traded Fund	"Autoimmune-Inflammation ETF"

HealthSharesTM Cancer Exchange-Traded Fund	"Cancer ETF"

HealthSharesTM Cardio Devices Exchange-Traded Fund	"Cardio Devices ETF"

HealthSharesTM Cardiology Exchange-Traded Fund	"Cardiology ETF"

HealthSharesTM Dermatology and Wound Care Exchange-Traded Fund	"Dermatology and Wound Care ETF"

HealthSharesTM Diagnostics Exchange-Traded Fund	"Diagnostics ETF"

HealthSharesTM Emerging Cancer Exchange-Traded Fund	"Emerging Cancer ETF"

HealthSharesTM Enabling Technologies Exchange-Traded Fund	"Enabling Technologies ETF"

HealthSharesTM European Drugs Exchange-Traded Fund	"European Drugs ETF"

HealthSharesTM European Medical Products and Devices Exchange-Traded Fund	"European Medical Products and Devices ETF"

HealthSharesTM GI/Gender Health Exchange-Traded Fund	"GI/Gender Health ETF"

HealthSharesTM Infectious Disease Exchange-Traded Fund	"Infectious Disease ETF"

HealthSharesTM Metabolic-Endocrine Disorders Exchange-Traded Fund	"Metabolic-Endocrine Disorders ETF"

HealthSharesTM Neuroscience Exchange-Traded Fund	"Neuroscience ETF"

HealthSharesTM Ophthalmology Exchange-Traded Fund	"Ophthalmology ETF"

HealthSharesTM Orthopedic Repair Exchange-Traded Fund	"Orthopedic Repair ETF"

HealthSharesTM Patient Care Services Exchange-Traded Fund	"Patient Care Services ETF"

HealthSharesTM Respiratory/Pulmonary Exchange-Traded Fund	"Respiratory/Pulmonary ETF"

HealthSharesTM Composite Exchange-Traded Fund	"Composite ETF"

XShares Advisors LLC (the "Advisor") serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds' Board of Directors.

Each Fund offers shares, known as HealthSharesTM that are listed and traded on the New York Stock Exchange ("NYSE"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in large specified lots, consisting of 100,000 shares, each called a "Creation Unit." Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds. A minimum transaction fee of $500 per Creation Unit is charged to those persons creating or redeeming Creation Units. The investment objective of each Fund is to track the performance, before fees and expenses, of a particular benchmark index (the "Underlying Index"). The Advisor's parent company, XShares Group LLC ("XShares Group"), is the creator of each Underlying Index. Each of the Underlying Indexes seeks to measure performance of publicly-listed healthcare, life sciences and biotechnology companies involved in the research, clinical development and/or commercialization of therapeutic agents and medical devices for the treatment of certain diseases or medical conditions.

The underlying indexes for the HealthSharesTM Exchange-Traded Funds are:

Autoimmune-Inflammation ETF	Autoimmune-Inflammation Index

Cancer ETF	Cancer Index

Cardio Devices ETF	Cardio Devices Index

Cardiology ETF	Cardiology Index

Dermatology and Wound Care ETF	Dermatology and Wound Care Index

Diagnostics ETF	Diagnostics Index

Emerging Cancer ETF	Emerging Cancer Index

Enabling Technologies ETF	Enabling Technologies Index

European Drugs ETF	European Drugs Index

European Medical Products and Devices ETF	European Medical Products and Devices Index

GI/Gender Health ETF	GI/Gender Health Index

Infectious Disease ETF	Infectious Disease Index

Metabolic-Endocrine Disorders ETF	Metabolic-Endocrine Disorders Index

Neuroscience ETF	Neuroscience Index

Ophthalmology ETF	Ophthalmology Index

Orthopedic Repair ETF	Orthopedic Repair Index

Patient Care Services ETF	Patient Care Services Index

Respiratory/Pulmonary ETF	Respiratory/Pulmonary Index

Composite ETF	Composite Index

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("US GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A.  Security Valuation Securities are valued based on their last sale price on the exchange where the security is primarily traded.

The net asset value per share ("NAV") of each Fund's shares is calculated each day New York Stock Exchange ("NYSE") is open for trading as of the close of regular trading, generally 4:00pm. The NAV is computed by dividing the net assets allocated to each share class by the number of Fund shares outstanding for that class.

B.  Fair Value When reliable market quotations are not readily available, securities are priced at their fair value. A Fund also may use fair-value pricing if the value of a security it holds has been materially affected by events occurring before the Fund's pricing time but after the close of the primary markets or exchanges on which the security is traded. Fair-value prices are determined by the Pricing Committee according to the procedures adopted by BNY Investment Advisors (the "Sub-Advisor"). The Sub-Advisor was delegated by the Board of Directors to perform this function.

C.  Securities Transactions Securities transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-methods. Corporate actions (including cash dividends) are recorded on the ex-date.

D.  Investment Income Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

E.  Expenses/Reimbursements Expenses that are directly related to each of the Funds are charged to that respective Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund. Each Fund licenses its underlying index and related trademark from the Advisor pursuant to a no-fee license. Expenses related to the initial organization, registration and offering of the Funds are borne by the Advisor.

F.  Dividends and Distributions to Shareholders It is each Fund's policy to comply with all requirements of the Internal Revenue Code of 1986, as amended ("the Code"). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company ("RIC") under Subchapter M of the Code. It is the policy of each Fund to pay out dividends, if any, to investors at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes, are reported as a tax return of capital.

There were no distributions paid during the period ended September 30, 2007.

As of September 30, 2007, the components of distributable earnings on a tax basis for the Funds were as follows:

	Undistributed Ordinary Income	Net Unrealized Appreciation/ Depreciation on Investments	Unrealized Appreciation/ Depreciation on Currency
Autoimmune-Inflammation ETF	$11,362	$(177,665)	$81
Cancer ETF	506	456,375	39
Cardio Devices ETF	173,196	175,900	—

HealthSharesTM, Inc.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	Undistributed Ordinary Income	Net Unrealized Appreciation/ Depreciation on Investments	Unrealized Appreciation/ Depreciation on Currency
Cardiology ETF	$—	$(46,816)	$(17)
Dermatology and Wound Care ETF	1,949	(133,366)	(231)
Diagnostics ETF	404,063	3,675,138	172
Emerging Cancer ETF	—	(608,236)	165
Enabling Technologies ETF	312,256	840,547	—
European Drugs ETF	78,715	55,833	(517)
European Medical Products and Devices ETF	—	(105,851)	71
GI/Gender Health ETF	27,602	(110,551)	140
Infectious Disease ETF	36,696	(361,402)	30
Metabolic-Endocrine Disorders ETF	7,462	(67,080)	32
Neuroscience ETF	16,305	(336,331)	172
Ophthalmology ETF	—	(130,694)	261
Orthopedic Repair ETF	—	122,138	—
Patient Care Services ETF	115,286	(95,207)	200
Respiratory/Pulmonary ETF	175,781	(93,926)	209
Composite ETF	103,817	171,434	(131)

G.  Taxes  On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management has evaluated the implications of FIN 48 and there is no impact in the financial statements for the period ended September 30, 2007.

H.  Risk of Concentration The Funds concentrate their investments in certain industries, subjecting them to greater risk than funds that invest in a wider range of industries. Each Fund is subject to sector risk, which is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Because each Fund invests all, or substantially all, of its assets in the healthcare, life sciences and biotechnology sectors, it is subject to the risks associated with investing in those sectors. Companies in the healthcare industry are, generally, subject to significant governmental regulation and are required to obtain government approval of their products and services, which could have a significant effect on their price and availability. Furthermore, the types of products or services produced or provided by these companies may quickly become obsolete. See the prospectus for additional information about these risks.

I.  Short Term Investments Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which a Fund may invest include short-term obligations issued by the U.S. Government, negotiable certificates of deposit ("CDs"), fixed time deposits and bankers' Acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker's acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

J.  Security Lending Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds' securities lending agent. The loans are collateralized at all time by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities loaned) as determined at the close of business on the preceding business day. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund's securities if the borrower defaults.

The securities lending income earned by the Funds, if any, is disclosed on the Statements of Operations.

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Investment Advisory Agreement has an initial term of two years and may be continued in effect annually thereafter if such continuance is approved by (i) the Board of Directors, or (ii) a majority (as defined in the 1940 Act) of the outstanding voting securities of each applicable Fund provided that in either case the continuance is also approved by a majority of the Disinterested Directors, by a vote cast in person at a meeting called for the purpose of voting on such a continuance. The Advisory Agreement is terminable without penalty by the Company with respect to one or more of the Funds on 60 days written notice when authorized either by majority vote of its outstanding voting shares or by a vote of a majority of the Board of Directors (including a majority of the Disinterested Directors), or by the Advisor on 60 days written notice, and will terminate automatically in the event of its assignment.

Under the Investment Advisory Agreement, the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate. The Advisor will also be responsible for employing any sampling strategy for the Funds.

For the services it provides to the Funds, the Advisor receives a unified advisory fee based on a percentage of the daily net assets of each Fund. The advisory fee is calculated daily and paid monthly in arrears. Out of the advisory fee, the Advisor pays all fees and expenses of the Sub-Advisor, the transfer agent, the administrator, the accounting agent and the custodian ("Covered Expenses"). Each Fund is responsible for the payment of all other expenses associated with its operation, including but not limited to, brokerage expenses, taxes, interest, fees and expenses of counsel to the Funds, fees and expenses of the Disinterested Directors (including legal counsel fees), fees and expenses of the Chief Compliance Officer and expenses associated with the Funds' compliance program, litigation expenses, fees and expenses of the Funds' independent auditors, registration fees, expenses associated with compliance by the Fund with regulatory requirements, including those relating to the development and distribution of its prospectus and shareholder reports, and extraordinary expenses.

Pursuant to the Investment Advisory Agreement, the Advisor is authorized to engage one or more sub-advisors to perform any of the services contemplated to be performed by the Advisor under the Investment Advisory Agreement. For its services provided to the Funds under the Investment Advisory Agreement, each Fund pays the Advisor a fee equal to 0.75% per annum (except for European Drugs ETF and European Medical Products and Devices ETF, which pay a fee of 0.95% per annum) of each Fund's average daily net assets. The fee is accrued daily and paid monthly in arrears.

The Advisor has contractually agreed to reduce its advisory fees and/or pay Fund expenses (excluding, among other things, interest, taxes, brokerage commissions and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of each Fund to 0.75% per annum (0.95% per annum for European Drugs ETF and European Medical Products and Devices ETF) of each Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect until at least January 31, 2009. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. This reimbursement may be requested by the Advisor if the aggregate amount actually paid by each Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Cap.

The amounts subject to reimbursement to the Advisor at September 30, 2007 are as follows:

	Reimbursements available through:
	9/30/07	9/30/08	9/30/09
Autoimmune-Inflammation ETF	$56,983	$56,983	$56,983
Cancer ETF	58,134	58,134	58,134
Cardio Devices ETF	141,241	141,241	141,241
Cardiology ETF	56,450	56,450	56,450
Dermatology and Wound Care ETF	51,429	51,429	51,429
Diagnostics ETF	168,615	168,615	168,615
Emerging Cancer ETF	139,052	139,052	139,052
Enabling Technologies ETF	144,653	144,653	144,653

HealthSharesTM, Inc.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	Reimbursements available through:
	9/30/07	9/30/08	9/30/09
European Drugs ETF	$52,009	$52,009	$52,009
European Medical Products and Devices ETF	47,318	47,318	47,318
GI/Gender Health ETF	57,292	57,292	57,292
Infectious Disease ETF	51,335	51,335	51,335
Metabolic-Endocrine Disorders ETF	56,660	56,660	56,660
Neuroscience ETF	56,617	56,617	56,617
Ophthalmology ETF	56,907	56,907	56,907
Orthopedic Repair ETF	41,016	41,016	41,016
Patient Care Services ETF	147,073	147,073	147,073
Respiratory/Pulmonary ETF	57,728	57,728	57,728
Composite ETF	57,808	57,808	57,808

For the period ended September 30, 2007, the advisory fee waivers and expenses assumed by the Advisor were as follows:

	Advisory Fee Waivers	Expenses Assumed by the Advisor
Autoimmune-Inflammation ETF	$10,517	$46,466
Cancer ETF	11,603	46,531
Cardio Devices ETF	35,469	105,772
Cardiology ETF	10,186	46,264
Dermatology and Wound Care ETF	8,480	42,949
Diagnostics ETF	51,082	117,533
Emerging Cancer ETF	33,685	105,367
Enabling Technologies ETF	37,774	106,879
European Drugs ETF	12,415	39,594
European Medical Products and Devices ETF	7,656	39,662
GI/Gender Health ETF	10,696	46,596
Infectious Disease ETF	9,191	42,144
Metabolic-Endocrine Disorders ETF	10,294	46,366
Neuroscience ETF	10,090	46,527
Ophthalmology ETF	10,494	46,413
Orthopedic Repair ETF	4,171	36,845
Patient Care Services ETF	38,809	108,264
Respiratory/Pulmonary ETF	11,226	46,502
Composite ETF	11,260	46,548

The Sub-Advisor, which is a separate identifiable division of The Bank of New York ("BNY"), acts as investment sub-advisor to the Funds. Pursuant to a Sub-Advisory Agreement between the Advisor and the Sub-Advisor, the Sub-Advisor is responsible for the day-to-day management of the Funds, subject to the supervision of the Advisor and the Funds' Board of Directors. In this regard, the Sub-Advisor is responsible for implementing the replication strategy for each Fund with regard to its Underlying Index and for general administration, compliance and management services as may be agreed between the Advisor and the Sub-Advisor from time to time. The Advisor is responsible for payment of the Sub-Advisory fee.

The Bank of New York serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund. Effective July 2, 2007, The Bank of New York became a subsidiary of The Bank of New York Mellon Corporation. As compensation for its services, BNY receives a fee that is a percentage of each Fund's average daily net assets. This fee is a Covered Expense as defined above.

ALPS Distributors, Inc. serves as the Distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Company will pay each director who is not an officer or employee of the advisor or any of its affiliates an annual fee of $100,000. This is inclusive of costs and expenses associated with their performance of their duties hereunder, including costs and expenses associated with attendance of meetings of the Board.

4. FEDERAL INCOME TAXES

As of September 30, 2007, the cost of investments for federal income tax purposes and the aggregated gross unrealized appreciation/depreciation on investments and foreign currency were as follows:

	Cost	Net Unrealized Appreciation / Depreciation on Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation) on Currency
Autoimmune-Inflammation ETF	$2,488,035	$(177,665)	$182,158	$(359,823)	$81
Cancer ETF	2,512,740	456,375	499,309	(42,934)	39
Cardio Devices ETF	5,051,413	175,900	553,379	(377,479)	—
Cardiology ETF	2,364,595	(46,816)	194,358	(241,174)	(17)
Dermatology and Wound Care ETF	2,518,036	(133,366)	126,812	(260,178)	(231)
Diagnostics ETF	28,852,440	3,675,138	3,750,771	(75,633)	172
Emerging Cancer ETF	6,935,681	(608,236)	379,810	(988,046)	165
Enabling Technologies ETF	8,313,616	840,547	1,231,539	(390,992)	—
European Drugs ETF	2,595,613	55,833	218,299	(162,466)	(517)
European Medical Products and Devices ETF	2,475,983	(105,851)	97,032	(202,883)	71
GI/Gender Health ETF	2,541,787	(110,551)	208,410	(318,961)	140
Infectious Disease ETF	2,548,504	(361,402)	96,255	(457,657)	30
Metabolic-Endocrine Disorders ETF	2,442,387	(67,080)	226,683	(293,763)	32
Neuroscience ETF	2,508,137	(336,331)	159,786	(496,117)	172
Ophthalmology ETF	2,520,413	(130,694)	193,388	(324,082)	261
Orthopedic Repair ETF	2,514,308	122,138	194,183	(72,045)	—
Patient Care Services ETF	7,671,814	(95,207)	617,915	(713,122)	200
Respiratory/Pulmonary ETF	2,660,732	(93,926)	193,524	(287,450)	209
Composite ETF	5,367,985	171,434	279,583	(108,149)	(131)

During the period ended September 30, 2007, the following funds incurred and elected to defer net capital losses as follows:

	Post-October Losses on Capital	Post-October Losses on Currency
Autoimmune-Inflammation ETF	$16,911	$56
Cancer ETF	—	—
Cardio Devices ETF	—	—
Cardiology ETF	126,333	—
Dermatology and Wound Care ETF	—	—
Diagnostics ETF	—	457
Emerging Cancer ETF	219,209	—
Enabling Technologies ETF	—	—
European Drugs ETF	—	—
European Medical Products and Devices ETF	583	696
GI/Gender Health ETF	—	—
Infectious Disease ETF	—	—
Metabolic-Endocrine Disorders ETF	42,159	228
Neuroscience ETF	—	—
Ophthalmology ETF	3,414	577
Orthopedic Repair ETF	102	—
Patient Care Services ETF	—	—
Respiratory/Pulmonary ETF	—	185
Composite ETF	—	890

HealthSharesTM, Inc.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of each Fund's next taxable year. Capital losses can be carried forward for a period of eight years.

In order to present paid-in capital and accumulated net realized gains or losses on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to additional paid-in capital, undistributed net investment income and accumulated net realized gains or losses on investments. For the period ended September 30, 2007, the adjustments were as follows:

	Undistributed Net Investment Income (Loss)	Undistributed Capital Gains/(Accumulated Losses)	Paid in Capital
Autoimmune-Inflammation ETF	$(56)	$56	$—
Cancer ETF	10,788	(10,788)	—
Cardio Devices ETF	26,275	(119,446)	93,171
Cardiology ETF	2,451	7	(2,458)
Dermatology and Wound Care ETF	5,275	(5,275)	—
Diagnostics ETF	36,782	(36,782)	—
Emerging Cancer ETF	34,213	(450)	(33,763)
Enabling Technologies ETF	—	(315,155)	315,155
European Drugs ETF	3,285	(3,285)	—
European Medical Products and Devices ETF	2,719	696	(3,415)
GI/Gender Health ETF	179	(179)	—
Infectious Disease ETF	9,298	(9,298)	—
Metabolic-Endocrine Disorders ETF	(228)	228	—
Neuroscience ETF	450	(450)	—
Ophthalmology ETF	(129)	918	(789)
Orthopedic Repair ETF	4,203	—	(4,203)
Patient Care Services ETF	22	(22)	—
Respiratory/Pulmonary ETF	2,996	(2,996)	—
Composite ETF	(890)	890	—

5. INVESTMENT PORTFOLIO TRANSACTIONS

For the period ended September 30, 2007, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Autoimmune-Inflammation ETF	$351,544	$348,052
Cancer ETF	1,382,988	1,398,284
Cardio Devices ETF	510,164	666,078
Cardiology ETF	502,649	513,290
Dermatology and Wound Care ETF	468,425	478,695
Diagnostics ETF	3,986,514	4,036,152
Emerging Cancer ETF	4,019,508	4,142,088
Enabling Technologies ETF	1,295,040	1,319,814
European Drugs ETF	1,143,485	1,026,192
European Medical Products and Devices ETF	155,269	170,899
GI/Gender Health ETF	1,079,705	1,076,693
Infectious Disease ETF	375,298	389,463
Metabolic-Endocrine Disorders ETF	1,283,664	1,276,691
Neuroscience ETF	1,115,948	1,126,781
Ophthalmology ETF	1,241,117	1,234,946
Orthopedic Repair ETF	—	5,775
Patient Care Services ETF	1,604,497	1,657,524
Respiratory/Pulmonary ETF	1,994,980	1,938,080
Composite ETF	2,431,452	2,420,219

For the period ended September 30, 2007, the cost of in-kind purchases and the proceeds from in-kind sales were as follows:

	Purchases	Sales
Autoimmune-Inflammation ETF	$2,501,454	$—
Cancer ETF	2,516,935	—
Cardio Devices ETF	7,475,415	2,560,731
Cardiology ETF	2,501,569	—
Dermatology and Wound Care ETF	2,656,578	135,264
Diagnostics ETF	28,460,775	—
Emerging Cancer ETF	7,277,698	—
Enabling Technologies ETF	10,622,986	2,739,043
European Drugs ETF	2,396,565	—
European Medical Products and Devices ETF	2,492,196	—
GI/Gender Health ETF	2,521,347	—
Infectious Disease ETF	2,516,850	—
Metabolic-Endocrine Disorders ETF	2,477,573	—
Neuroscience ETF	2,502,391	—
Ophthalmology ETF	2,517,657	—
Orthopedic Repair ETF	2,520,185	—
Patient Care Services ETF	7,655,215	—
Respiratory/Pulmonary ETF	2,614,065	116,356
Composite ETF	5,275,937	—

6. CAPITAL SHARE TRANSACTIONS

As of September 30, 2007, there were 50 billion shares of $0.0001 par value capital shares authorized by the Company. Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities included in the relevant Fund's underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

7. INDEMNIFICATIONS

In the normal course of business the Company enters into contracts that contain a variety of representations which provide general indemnifications. The Company's maximum exposure under these arrangements cannot be known; however, the Company expects any risk of loss to be remote.

8. NEW ACCOUNTING PRONOUNCEMENT

On September 15, 2006, the FASB released Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157") which provides enhanced guidance for measuring fair value. The standard requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity's financial performance. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications. Adoption of FAS 157 is required for fiscal years beginning after November 15, 2007. At this time, management is evaluating the implications of FAS 157 and its impact in the financial statements has not yet been determined.

9. DISTRIBUTION AND SERVICE PLAN

ALPS Distributors, Inc. serves as the Funds' distributor. The Company has adopted a Distribution and Service (12b-1) Plan pursuant to which each Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. No 12b-1 fees are currently paid by the Funds, and there are currently no plans to impose these fees.

HealthSharesTM, Inc.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

10. SUBSEQUENT EVENT

Transfer of the HealthSharesTM Funds to NYSE Arca, Inc. from the New York Stock Exchange

On October 26, 2007, the HealthSharesTM Autoimmune-Inflammation Exchange-Traded Fund, the HealthSharesTM Cancer Exchange-Traded Fund, the HealthSharesTM Cardio Devices Exchange-Traded Fund, the HealthSharesTM Cardiology Exchange-Traded Fund, the HealthSharesTM Dermatology and Wound Care Exchange-Traded Fund, the HealthSharesTM Diagnostics Exchange-Traded Fund, the HealthSharesTM Emerging Cancer Exchange-Traded Fund, the HealthSharesTM Enabling Technologies Exchange-Traded Fund, the HealthSharesTM European Drugs Exchange-Traded Fund, the HealthSharesTM European Medical Products and Devices Exchange-Traded Fund, the HealthSharesTM GI/Gender Health Exchange-Traded Fund, the HealthSharesTM Infectious Disease Exchange-Traded Fund, the HealthSharesTM Metabolic-Endocrine Disorders Exchange-Traded Fund, the HealthSharesTM Neuroscience Exchange-Traded Fund, the HealthSharesTM Ophthalmology Exchange-Traded Fund, the HealthSharesTM Orthopedic Repair Exchange-Traded Fund, the HealthSharesTM Patient Care Services Exchange-Traded Fund, the HealthSharesTM Respiratory/Pulmonary Exchange-Traded Fund, and the HealthSharesTM Composite Exchange-Traded Fund transferred their primary listing to the NYSE Arca, Inc. and are no longer listed on the New York Stock Exchange.

HealthSharesTM, Inc.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of
HealthShares, Inc.

We have audited the accompanying statements of assets and liabilities, including the portfolio of investments, of HealthShares, Inc. (the "Company") consisting of: HealthSharesTM Autoimmune-Inflammation Exchange-Traded Fund, HealthSharesTM Cancer Exchange-Traded Fund, HealthSharesTM Cardio Devices Exchange-Traded Fund, HealthSharesTM Cardiology Exchange-Traded Fund, HealthSharesTM Dermatology and Wound Care Exchange-Traded Fund, HealthSharesTM Diagnostics Exchange-Traded Fund, HealthSharesTM Emerging Cancer Exchange-Traded Fund, HealthSharesTM Enabling Technologies Exchange-Traded Fund, HealthSharesTM European Drugs Exchange-Traded Fund, HealthSharesTM European Medical Products and Devices Exchange-Traded Fund, HealthSharesTM GI/Gender Health Exchange-Traded Fund, HealthSharesTM Infectious Disease Exchange-Traded Fund, HealthSharesTM Metabolic-Endocrine Disorders Exchange-Traded Fund, HealthSharesTM Neuroscience Exchange-Traded Fund, HealthSharesTM Ophthalmology Exchange-Traded Fund, HealthSharesTM Orthopedic Repair Exchange-Traded Fund, HealthSharesTM Patient Care Services Exchange-Traded Fund, HealthSharesTM Respiratory/Pulmonary Exchange-Traded Fund and HealthSharesTM Composite Exchange-Traded Fund as of September 30, 2007, the related statements of operations, changes in net assets and financial highlights for the period from January 23, 2007 (commencement of operations) through September 30, 2007 with respect to HealthSharesTM Cardio Devices Exchange-Traded Fund, HealthSharesTM Diagnostics Exchange-Traded Fund, HealthSharesTM Emerging Cancer Exchange-Traded Fund, HealthSharesTM Enabling Technologies Exchange-Traded Fund and HealthSharesTM Patient Care Services Exchange-Traded Fund, the related statements of operations, changes in net assets and financial highlights for the period from March 12, 2007 (commencement of operations) through September 30, 2007 with respect to HealthSharesTM Autoimmune-Inflammation Exchange-Traded Fund, HealthSharesTM Cancer Exchange-Traded Fund, HealthSharesTM Cardiology Exchange-Traded Fund, HealthSharesTM GI/Gender Health Exchange-Traded Fund, HealthSharesTM Metabolic-Endocrine Disorders Exchange-Traded Fund, HealthSharesTM Neuroscience Exchange-Traded Fund, HealthSharesTM Ophthalmology Exchange-Traded Fund, HealthSharesTM Respiratory/Pulmonary Exchange-Traded Fund and HealthSharesTM Composite Exchange-Traded Fund, the related statements of operations, changes in net assets and financial highlights for the period from April 3, 2007 (commencement of operations) through September 30, 2007 with respect to HealthSharesTM European Drugs Exchange-Traded Fund and HealthSharesTM Infectious Disease Exchange-Traded Fund, the related statements of operations, changes in net assets and financial highlights for the period from April 18, 2007 (commencement of operations) through September 30, 2007 with respect to HealthSharesTM Dermatology and Wound Care Exchange-Traded Fund, the related statements of operations, changes in net assets and financial highlights for the period from June 1, 2007 (commencement of operations) through September 30, 2007 with respect to HealthSharesTM European Medical Products and Devices Exchange-Traded Fund, and the related statements of operations, changes in net assets and financial highlights for the period from July 13, 2007 (commencement of operations) through September 30, 2007 with respect to HealthSharesTM Orthopedic Repair Exchange-Traded Fund. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2007. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting HealthShares, Inc. as of September 30, 2007, the results of their operations, changes in their net assets and their financial highlights for the periods referred to above, in conformity with accounting principles generally accepted in the United States of America.

Eisner LLP
New York, New York
November 20, 2007

HealthSharesTM, Inc.

FREQUENCY DISTRIBUTION OF DISCOUNTS & PREMIUMS (UNAUDITED)

The chart below presents information about differences between the per share net asset value ("NAV") of each Fund and the market trading price of each Fund. For these purposes, the "market price" is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. The term "premium" is sometimes used to describe a market price in excess of NAV and the term "discount" is sometimes used to describe a market price below NAV. The chart presents information about the size and frequency of premiums or discounts. As with other exchange-traded funds, the market price of Fund shares is typically slightly higher or lower than the Fund's per share NAV. Factors that contribute to the differences between market price and NAV include the supply and demand for Fund shares and investors' assessments of the underlying value of a Fund's portfolio securities.

	MARKET PRICE ABOVE OR EQUAL TO NAV			MARKET PRICE BELOW NAV
Fund Basis Point	Number of Differential*	Percentage of Days	Number of Total Days	Percentage of Days	Total Days
HealthSharesTM Autoimmune-Inflammation Exchange-Traded Fund (HHA) March 12, 2007** — September 30, 2007	0 - 24.9	31	18.67%	63	37.95%
	25 - 49.9	14	8.43%	5	3.01%
	50 - 74.9	26	15.66%	2	1.20%
	75 - 100.0	9	5.42%	0	0.00%
	>100.0	7	4.22%	9	5.42%
	Total	87	52.41%	79	47.59%
HealthSharesTM Cancer Exchange-Traded Fund (HHK) March 12, 2007** — September 30, 2007	0 - 24.9	20	12.05%	3	1.81%
	25 - 49.9	7	4.22%	1	0.60%
	50 - 74.9	42	25.30%	0	0.00%
	75 - 100.0	60	36.14%	0	0.00%
	>100.0	33	19.88%	0	0.00%
	Total	162	97.59%	4	2.41%
HealthSharesTM Cardio Devices Exchange-Traded Fund (HHE) January 23, 2007** — September 30, 2007	0 - 24.9	79	39.70%	98	49.25%
	25 - 49.9	2	1.01%	5	2.51%
	50 - 74.9	4	2.01%	1	0.50%
	75 - 100.0	4	2.01%	0	0.00%
	>100.0	2	1.01%	4	2.01%
	Total	91	45.73%	108	54.27%
HealthSharesTM Cardiology Exchange-Traded Fund (HRD) March 12, 2007** — September 30, 2007	0 - 24.9	18	10.84%	4	2.41%
	25 - 49.9	41	24.70%	0	0.00%
	50 - 74.9	93	56.02%	0	0.00%
	75 - 100.0	6	3.61%	0	0.00%
	>100.0	3	1.81%	1	0.60%
	Total	161	96.99%	5	3.01%
HealthSharesTM Dermatology & Wound Care Exchange-Traded Fund (HRW) April 18, 2007** — September 30, 2007	0 - 24.9	41	29.29%	51	36.43%
	25 - 49.9	5	3.57%	27	19.29%
	50 - 74.9	0	0.00%	12	8.57%
	75 - 100.0	0	0.00%	3	2.14%
	>100.0	0	0.00%	1	0.71%
	Total	46	32.86%	94	67.14%

* A basis point equals one-hundredth of one percent (0.01%). ** Commencement of investment operations.

HealthSharesTM, Inc.

FREQUENCY DISTRIBUTION OF DISCOUNTS & PREMIUMS (UNAUDITED)

The chart below presents information about differences between the per share net asset value ("NAV") of each Fund and the market trading price of each Fund. For these purposes, the "market price" is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. The term "premium" is sometimes used to describe a market price in excess of NAV and the term "discount" is sometimes used to describe a market price below NAV. The chart presents information about the size and frequency of premiums or discounts. As with other exchange-traded funds, the market price of Fund shares is typically slightly higher or lower than the Fund's per share NAV. Factors that contribute to the differences between market price and NAV include the supply and demand for Fund shares and investors' assessments of the underlying value of a Fund's portfolio securities.

	MARKET PRICE ABOVE OR EQUAL TO NAV			MARKET PRICE BELOW NAV
Fund Basis Point	Number of Differential*	Percentage of Days	Number of Total Days	Percentage of Days	Total Days
HealthSharesTM Diagnostics Exchange-Traded Fund (HHD) January 23, 2007** — September 30, 2007	0 - 24.9	81	40.70%	64	32.16%
	25 - 49.9	17	8.54%	3	1.51%
	50 - 74.9	14	7.04%	0	0.00%
	75 - 100.0	7	3.52%	1	0.50%
	>100.0	12	6.03%	0	0.00%
	Total	131	65.83%	68	34.17%
HealthSharesTM Emerging Cancer Exchange-Traded Fund (HHJ) January 23, 2007** — September 30, 2007	0 - 24.9	83	41.71%	86	43.22%
	25 - 49.9	11	5.53%	14	7.04%
	50 - 74.9	2	1.01%	3	1.51%
	75 - 100.0	0	0.00%	0	0.00%
	>100.0	0	0.00%	0	0.00%
	Total	96	48.24%	103	51.76%
HealthSharesTM Enabling Technologies Exchange-Traded Fund (HHV) January 23, 2007** — September 30, 2007	0 - 24.9	59	29.65%	99	49.75%
	25 - 49.9	5	2.51%	15	7.54%
	50 - 74.9	4	2.01%	2	1.01%
	75 - 100.0	4	2.01%	1	0.50%
	>100.0	5	2.51%	5	2.51%
	Total	77	38.69%	122	61.31%
HealthSharesTM European Drugs Exchange-Traded Fund (HRJ) April 3, 2007** — September 30, 2007	0 - 24.9	15	10.00%	12	8.00%
	25 - 49.9	31	20.67%	9	6.00%
	50 - 74.9	27	18.00%	2	1.33%
	75 - 100.0	24	16.00%	1	0.67%
	>100.0	29	19.33%	0	0.00%
	Total	126	84.00%	24	16.00%
HealthSharesTM European Medical Products & Devices Exchange-Traded Fund (HHT) June 1, 2007** — September 30, 2007	0 - 24.9	12	12.00%	7	7.00%
	25 - 49.9	17	17.00%	5	5.00%
	50 - 74.9	17	17.00%	1	1.00%
	75 - 100.0	16	16.00%	0	0.00%
	>100.0	24	24.00%	1	1.00%
	Total	86	86.00%	14	14.00%

* A basis point equals one-hundredth of one percent (0.01%). ** Commencement of investment operations.

HealthSharesTM, Inc.

FREQUENCY DISTRIBUTION OF DISCOUNTS & PREMIUMS (UNAUDITED)

The chart below presents information about differences between the per share net asset value ("NAV") of each Fund and the market trading price of each Fund. For these purposes, the "market price" is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. The term "premium" is sometimes used to describe a market price in excess of NAV and the term "discount" is sometimes used to describe a market price below NAV. The chart presents information about the size and frequency of premiums or discounts. As with other exchange-traded funds, the market price of Fund shares is typically slightly higher or lower than the Fund's per share NAV. Factors that contribute to the differences between market price and NAV include the supply and demand for Fund shares and investors' assessments of the underlying value of a Fund's portfolio securities.

	MARKET PRICE ABOVE OR EQUAL TO NAV			MARKET PRICE BELOW NAV
Fund Basis Point	Number of Differential*	Percentage of Days	Number of Total Days	Percentage of Days	Total Days
HealthSharesTM GI/Gender Health Exchange-Traded Fund (HHU) March 12, 2007** — September 30, 2007	0 - 24.9	18	10.84%	2	1.20%
	25 - 49.9	59	35.54%	1	0.60%
	50 - 74.9	77	46.39%	1	0.60%
	75 - 100.0	4	2.41%	0	0.00%
	>100.0	3	1.81%	1	0.60%
	Total	161	96.99%	5	3.01%
HealthSharesTM Infectious Disease Exchange-Traded Fund (HHG) April 3, 2007** — September 30, 2007	0 - 24.9	8	5.33%	1	0.67%
	25 - 49.9	20	13.33%	0	0.00%
	50 - 74.9	66	44.00%	0	0.00%
	75 - 100.0	14	9.33%	0	0.00%
	>100.0	40	26.67%	1	0.67%
	Total	148	98.67%	2	1.33%
HealthSharesTM Metabolic-Endocrine Disorders Exchange-Traded Fund (HHM) March 12, 2007** — September 30, 2007	0 - 24.9	26	15.66%	2	1.20%
	25 - 49.9	68	40.96%	1	0.60%
	50 - 74.9	64	38.55%	0	0.00%
	75 - 100.0	1	0.60%	0	0.00%
	>100.0	3	1.81%	1	0.60%
	Total	162	97.59%	4	2.41%
HealthSharesTM Neuroscience Exchange-Traded Fund (HHN) March 12, 2007** — September 30, 2007	0 - 24.9	67	40.36%	60	36.14%
	25 - 49.9	25	15.06%	4	2.41%
	50 - 74.9	2	1.20%	2	1.20%
	75 - 100.0	2	1.20%	2	1.20%
	>100.0	0	0.00%	2	1.20%
	Total	96	57.83%	70	42.17%
HealthSharesTM Ophthalmology Exchange-Traded Fund (HHZ) March 12, 2007** — September 30, 2007	0 - 24.9	26	15.66%	0	0.00%
	25 - 49.9	52	31.33%	3	1.81%
	50 - 74.9	72	43.37%	0	0.00%
	75 - 100.0	11	6.63%	0	0.00%
	>100.0	1	0.60%	1	0.60%
	Total	162	97.59%	4	2.41%

* A basis point equals one-hundredth of one percent (0.01%). ** Commencement of investment operations.

HealthSharesTM, Inc.

FREQUENCY DISTRIBUTION OF DISCOUNTS & PREMIUMS (UNAUDITED)

The chart below presents information about differences between the per share net asset value ("NAV") of each Fund and the market trading price of each Fund. For these purposes, the "market price" is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. The term "premium" is sometimes used to describe a market price in excess of NAV and the term "discount" is sometimes used to describe a market price below NAV. The chart presents information about the size and frequency of premiums or discounts. As with other exchange-traded funds, the market price of Fund shares is typically slightly higher or lower than the Fund's per share NAV. Factors that contribute to the differences between market price and NAV include the supply and demand for Fund shares and investors' assessments of the underlying value of a Fund's portfolio securities.

	MARKET PRICE ABOVE OR EQUAL TO NAV			MARKET PRICE BELOW NAV
Fund Basis Point	Number of Differential*	Percentage of Days	Number of Total Days	Percentage of Days	Total Days
HealthSharesTM Orthopedic Repair Exchange-Traded Fund (HHP) July 13, 2007** — September 30, 2007	0 - 24.9	31	46.27%	35	52.24%
	25 - 49.9	0	0.00%	1	1.49%
	50 - 74.9	0	0.00%	0	0.00%
	75 - 100.0	0	0.00%	0	0.00%
	>100.0	0	0.00%	0	0.00%
	Total	31	46.27%	36	53.73%
HealthSharesTM Patient Care Services Exchange-Traded Fund (HHB) January 23, 2007** — September 30, 2007	0 - 24.9	64	32.16%	96	48.24%
	25 - 49.9	7	3.52%	17	8.54%
	50 - 74.9	7	3.52%	1	0.50%
	75 - 100.0	2	1.01%	0	0.00%
	>100.0	1	0.50%	4	2.01%
	Total	81	40.70%	118	59.30%
HealthSharesTM Respiratory/Pulmonary Exchange-Traded Fund (HHK) March 12, 2007** — September 30, 2007	0 - 24.9	34	20.48%	9	5.42%
	25 - 49.9	49	29.52%	3	1.81%
	50 - 74.9	53	31.93%	0	0.00%
	75 - 100.0	12	7.23%	2	1.20%
	>100.0	2	1.20%	2	1.20%
	Total	150	90.36%	16	9.64%
HealthSharesTM Composite Exchange-Traded Fund (HHE) March 12, 2007** — September 30, 2007	0 - 24.9	14	8.43%	4	2.41%
	25 - 49.9	17	10.24%	0	0.00%
	50 - 74.9	46	27.71%	0	0.00%
	75 - 100.0	68	40.96%	0	0.00%
	>100.0	17	10.24%	0	0.00%
	Total	162	97.59%	4	2.41%

* A basis point equals one-hundredth of one percent (0.01%). ** Commencement of investment operations.

HealthSharesTM, Inc.

OFFICERS AND DIRECTORS

Name, Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships held by Director

Disinterested Directors:

John B. Adams Age 66, 420 Lexington Avenue New York, New York 10170	Director	Since 2006	Retired since 2002. Formerly, Vice President – Corporate Development, Wyeth (formerly American Home Products Corp.) from 1991-2002.	20	None.

Donald J. Barrack Age 60, 420 Lexington Avenue New York, New York 10170	Director	Since 2006	Retired since 2002. Formerly, Vice-President, Patent Litigation, Bristol-Myers Squibb.	20	None.

Franklin M. Berger, CFA, Age 57, 420 Lexington Avenue New York, New York 10170	Director	Since 2006	Principal, Private Biotechnology Consultancy Practice since 2003; Managing Director, Equity Research and Senior Biotechnology Analyst, J.P. Morgan Securities, Inc. from 1998-2003.	20	Director and Member of Audit and Finance Committees, VaxGen, Inc.; Director, Isotechnika, Inc.; Director and Chairman of Audit Committee, Seattle Genetics, Inc.; Director, Thallion Pharmaceuticals, Inc.

Judith Ann Hemberger Age 59, 420 Lexington Avenue New York, New York 10170	Director	Since 2006	Co-Founder, Executive Vice President and Chief Operating Officer, Pharmion Corporation since 2000.	20	Director and Member of Compensation, Nominating and Governance Committees, PRA International, Inc.; Director, Member of the Compensation Committee and Chairman of the Technology Committee, Renovis, Inc.; Director and Member of the Compensation Committee, Myogen, Inc.; Director and Member of the Compensation Committee, Zymogenetics; Director and Member of Compensation, Nominating and Governance Committees, Chroma Ther. UK.

HealthSharesTM, Inc.

OFFICERS AND DIRECTORS (CONTINUED)

Name, Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships held by Director

Interested Directors/Officers:*

William J. Kridel, Jr. Age 65, 420 Lexington Avenue New York, New York 10170	Director, Chairman, Chief Executive Officer and President	Since 2006	Managing Director Ferghana Partners, Inc. 1992 to present.	20	Director Ferghana Partners, Inc. Director Ferghana Securities, Inc.

Anthony F. Dudzinski Age 44, 420 Lexington Avenue New York, New York 10170	Vice President	Since 2006	Chief Operating Officer, XShares Group LLC since 2006; CEO, US Euro Securities 2004 to 2006; President and COO of M. H. Meyerson & Co., Inc. 2000 to 2003.	N/A	Director, XShares Group LLC; and Director, TDAX Funds, Inc.

David W. Jaffin Age 52, 420 Lexington Avenue New York, New York 10170	Secretary and Treasurer	Since 2006	Chief Financial Officer, XShares Group LLC since 2006; President, Technical Coatings Laboratory from 2000-2005.	N/A	Director, XShares Group LLC; and Director, Realty Funds, Inc.

* Officers/Directors of the Company are "interested persons" as defined in the 1940 Act.

HealthSharesTM, Inc.

ADDITIONAL INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Company uses to determine how to vote proxies related to each Fund's portfolio securities, (and a copy of Form N-PX filed with the Securities and Exchange Commission ("SEC"), which contains information on how the Board of Directors voted each Fund's proxies during the period ended June 30, 2007 in Form N-PX) is available without charge, upon request, (i) by calling 800-925-2870; (ii) on the Company's website at www.healthsharesinc.com; and (iii) on the SEC's website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Funds are required to file their complete schedules of portfolio holdings with the SEC for the first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and are available by calling the Company at 800-925-2870. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund's portfolio holdings is available daily at www.healthsharesinc.com.

This material must be accompanied or preceded by a prospectus.

An Investor should consider the fund's investment objective, risks, charges and expenses carefully before investing.

There are risks involved with investing in ETFs including possible loss of money. HealthSharesTM are not actively managed and are subject to risks similar to stocks, including those related to short selling and margin maintenance. Losses from short sales may be unlimited, and losses from purchases on margin may exceed original investment. HealthSharesTM ETFs are subject to increased risks associated with investing in a specific sector compared to a more diversified investment, as well as unique risks associated with the healthcare and biotechnology sector (i.e., government regulation, patent regulation, etc.).

The ETFs face additional risks attributable to their investments in small and medium capitalization companies which are subject to higher volatility than larger, more established companies. In addition, they are invested in a limited number of securities and a decline in the value of these investments would cause the fund's overall value to decline to a greater degree than in a less concentrated portfolio.

Investments in foreign securities will be subject to certain risks not associated with domestic securities, such as currency fluctuations, and changes in political and economic conditions.

The prospectus is not an offer to buy or sell the portfolio shares, nor is the fund soliciting an offer to buy its shares in any jurisdiction where the offer or sale is not permitted.

For this and more complete information about the fund call 800.925.2870 or visit the website www.healthsharesinc.com for a prospectus. Please read the prospectus carefully before investing.

HealthSharesTM are distributed by ALPS Distributors Inc, member of NASD, which is not affiliated with HealthSharesTM or any other affiliate.

HealthSharesTM, Inc.

INVESTMENT ADVISOR

XShares Advisors LLC
420 Lexington Ave
Suite 2550
New York, NY 10170

INVESTMENT SUB-ADVISOR

BNY Investment Advisors
1633 Broadway
New York, NY 10019

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT & TRANSFER AGENT

The Bank of New York
101 Barclay Street
New York, NY 10286

DISTRIBUTOR

ALPS Distributors, Inc.
1625 Broadway
Denver, Co 80202

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Eisner LLP
750 Third Ave
New York, NY 10017

LEGAL COUNSEL

Paul, Hastings, Janofsky & Walker LLP
75 East 55th Street
New York, NY 10022

Item 2. Code of Ethics.

(a)                                  The Fund has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This Code is filed as an exhibit to this report on Form N-CSR under item (a)(1).

Item 3. Audit Committee Financial Expert.

Franklin M. Berger is the designated financial expert on the Audit Committee of Healthshares, Inc. With respect to Healthshares, Inc., Franklin Berger is not an “interested person” as such terms are defined by Section 2(a)(19)  of the Act (15 U.S.C. 80a-2(a)(19).

Item 4. Principal Accountant Fees and Services.

(a)   Audit Fees. The aggregate fees billed for the Registrant’s fiscal year ended September 30, 2007 for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for such fiscal period were $228,000.

(b)   Audit-Related Fees. The aggregate fees billed for the Registrant’s fiscal year ended September 30, 2007 for professional services rendered by the principal accountant for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported above in Item 4(a) were $0.

(c)   Tax Fees. The aggregate fees billed for the Registrant’s fiscal year ended September 30, 2007 for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $120,000.

(d)   All Other Fees. All other aggregate fees billed for the Registrant’s fiscal year ended September 30, 2007 were $37,348.

(e)   Audit Committee Pre-Approval Policies and Procedures. In accordance with Rule 2-01(c)(7)(A), the Audit Committee pre-approves all of the audit and permissible non-audit services of the Registrant. All of the services described in paragraphs (b) through (d) above were approved by the Audit Committee in accordance with paragraph (c) (7) (i) (c) of Rule 2-01 of Regulation S-X.

(f)   Not applicable.

(g)   Not applicable.

(h)   The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant which were not pre-approved (not requiring pre-approval) is compatible with maintaining the principal accountant’s independence.

Items 5. Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are John B. Adams, Franklin M. Berger and Judith Ann Hemberger.

Item 6. Schedule of Investments.

The Schedules of Investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Directors that would require disclosure herein.

Item 11. Controls and Procedures.

a)              Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3-(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s Chief Executive Officer (principal executive officer) and Chief Financial Officer (principal financial officer) have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized and reported on a timely basis.

b)             There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)  Code of Ethics

(a)(2)                    Certifications of the Registrant’s Chief Executive Officer and Chief Financial Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(b)                                 Certifications of the Registrant’s Chief Executive Officer and Chief Financial Officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	HealthSharesTM, Inc.

By:	/s/ William J. Kridel, Jr.

Name:	William J. Kridel, Jr.

Title:	President, Chairman and Chief Executive Officer

Date:	December 7, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ William J. Kridel, Jr.

Name:	William J. Kridel, Jr.

Title:	President, Chairman and Chief Executive Officer

Date:	December 7, 2007

By:	/s/ David W. Jaffin

Name:	David W. Jaffin

Title:	Chief Financial Officer, Secretary and Treasurer

Date:	December 7, 2007